              As filed with the Securities and Exchange Commission
                              on February 28, 2007
                      Registration No. 333-89661; 811-09645

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                         Post-Effective Amendment No. 48                     [X]

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [ ]

                                Amendment No. 49                             [X]

                        (Check appropriate box or boxes)

                                   ----------

                           COLUMBIA FUNDS SERIES TRUST
               (Exact Name of Registrant as specified in Charter)
                              One Financial Center
                                Boston, MA 02111
          (Address of Principal Executive Offices, including Zip Code)

                                   ----------

       Registrant's Telephone Number, including Area Code: (800) 321-7854
                                 James Bordewick
                          c/o Columbia Management Group
                               100 Federal Street
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                 With copies to:
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

     [X]  Immediately upon filing pursuant to Rule 485(b), or

     (TM) 60 days after filing pursuant to Rule 485(a), or

     (TM) 75 days after filing pursuant to paragraph (a)(2)

     (TM) on (date) pursuant to Rule 485(b), or

     (TM) on (date) pursuant to Rule 485(a).

     [ ]  on (date) pursuant to paragraph(a)(2) of Rule 485


If appropriate, check the following box:

     (TM) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                EXPLANATORY NOTE

     The Registrant is filing this Post-Effective Amendment No. 48 under the 1933 Act and Post-Effective Amendment No. 49 under the 1940 Act to the Registration Statement on Form N-1A for Columbia Funds Series Trust (the "Trust") in order to provide updated financial information for certain of the Trust's Funds and to effect certain non-material changes.

COLUMBIA MANAGEMENT(R)




                                       Money Market Funds

                                       Prospectus -- Adviser Class Shares


                                       MARCH 1, 2007


                                       Columbia Government Plus Reserves

                                       Columbia Prime Reserves


                                       THE SECURITIES AND EXCHANGE COMMISSION
                                       (SEC) HAS NOT APPROVED OR DISAPPROVED
                                       THESE SECURITIES OR DETERMINED IF THIS
                                       PROSPECTUS IS TRUTHFUL OR COMPLETE.

                                       ANY REPRESENTATION TO THE CONTRARY IS A
                                       CRIMINAL OFFENSE.



NOT FDIC-INSURED                                                 NOT BANK ISSUED
 NOT BANK GUARANTEED                                             MAY LOSE VALUE

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 35.



YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.



AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS AND MAY BE COMPENSATED OR INCENTED IN CONNECTION WITH THE SALE OF THE FUNDS.



YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.


--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Adviser Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 17.

--------------------------------------------------------------------------------


COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA PRIME RESERVES                                          9
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     14
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       17

About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         19
     How orders are processed                                   21
  How selling and servicing agents are paid                     25
  Distributions and taxes                                       27
  Legal matters                                                 29
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            31
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 33
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   35
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 17.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.


(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S.
                   government, some of which may have floating interest or variable interest rates, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH GRAPHIC)   PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                       Columbia Government Plus Reserves may have the following
                       risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.



      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.



      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.


      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, potentially high or confiscatory levels of taxation, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.


      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART GRAPHIC)    A LOOK AT THE FUND'S PERFORMANCE
                       The following bar chart and table show you how the Fund
                       has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S PAST PERFORMANCE
                       IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*





      The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year.





               2004     2005     2006
               ----     ----     ----
               0.97%    2.82%    4.64%



              *Year-to-date return as of January 31, 2007: 0.41%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD





         BEST: 4TH QUARTER 2006:                   1.23%
         WORST: 2ND QUARTER 2004:                  0.17%



      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006






                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         ADVISER CLASS SHARES                                      4.64%     2.35%






      *On November 21, 2005, the Galaxy Institutional Government Money Market
       Fund's Preferred Shares were reorganized into the Fund's Adviser Class Shares. For periods prior to November 21, 2005, the performance of the Fund's Adviser Class Shares represents the performance of the Galaxy Institutional Government Money Market Fund's Preferred Shares. The inception date of the share class is February 28, 2003.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER THAT FEES YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.


THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class Shares can be found in the section HYPOTHETICAL INVESTMENT AND
                   EXPENSE INFORMATION.



         SHAREHOLDER FEES                                            Adviser Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Shareholder servicing fees                                      0.25%



                                                                         0.05%
         Other expenses                                                   --------



         Total annual Fund operating expenses                            0.57%



                                                                        (0.12)%
         Fee waivers and/or reimbursements                                --------



                                                                         0.45%
         Total net expenses(2)                                            ========



      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.



      (2)The Fund's investment adviser and/or some of its other service providers have contractually agreed to waive fees and/or reimburse expenses until December 31, 2007. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2007.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire December 31, 2007 and are not reflected in the 3, 5, and 10 year examples


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         ADVISER CLASS SHARES                    $46      $171      $306       $702

COLUMBIA PRIME RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 17.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.


FIRST-TIER SECURITIES



A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY TWO, OR IN SOME CIRCUMSTANCES ONE, NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


--------------------------------------------------------------------------------



(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper;
                   asset-backed commercial paper; notes and bonds issued by U.S. and foreign corporations; obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities; taxable and tax-exempt municipal securities; obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, some of which may have floating interest or variable interest rates; repurchase agreements; funding agreements; and other high quality short-term obligations.



The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks and in U.S. government obligations, including U.S. Treasury obligations.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The Fund will only buy first-tier securities. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------







 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH GRAPHIC)   PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                       Columbia Prime Reserves may have the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.



      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.



      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.


      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, potentially high or confiscatory levels of taxation, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.


      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART GRAPHIC)    A LOOK AT THE FUND'S PERFORMANCE
                       The following bar chart and table show you how the Fund
                       has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S PAST PERFORMANCE
                       IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*





      The bar chart shows you how the performance of the Fund's Adviser Class Shares has varied from year to year.



               2002     2003     2004     2005     2006
               ----     ----     ----     ----     ----
               1.38%    0.83%    1.02%    2.91%    4.79%



              *Year-to-date return as of January 31, 2007: 0.42%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD





         BEST: 4TH QUARTER 2006:                   1.26%
         WORST: 2ND QUARTER 2004:                  0.18%



      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006






                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         ADVISER CLASS SHARES                              4.79%     2.18%     2.34%






      *On November 23, 2005, the Galaxy Institutional Money Market Fund's
       Preferred Shares were reorganized into the Fund's Adviser Class Shares. For periods prior to November 23, 2005, the performance of the Fund's Adviser Class Shares represents the performance of the Galaxy Institutional Money Market Fund's Preferred Shares. The inception date of the share class is March 1, 2001.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.


THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Adviser Class Shares can be found in the section HYPOTHETICAL INVESTMENT AND
                   EXPENSE INFORMATION.



         SHAREHOLDER FEES                                            Adviser Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Shareholder servicing fees                                      0.25%



                                                                         0.01%
         Other expenses                                                   --------



         Total annual Fund operating expenses                            0.53%



                                                                        (0.12)%
         Fee waivers and/or reimbursements                                --------



                                                                         0.41%
         Total net expenses(2)                                            ========


      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.


      (2)The Fund's investment adviser and/or some of its other service providers have contractually agreed to waive fees and/or reimburse expenses until December 31, 2007. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2007.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Adviser Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire December 31, 2007 and are not reflected in the 3, 5, and 10 year examples


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         ADVISER CLASS SHARES                    $42      $158      $284       $653

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:


      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:



        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less



        - must maintain an average dollar-weighted maturity of 90 days or less



         Also, the Funds:



        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days



        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities



      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving shareholders at least 60 days' notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.


      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.


      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.



      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Columbia Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund's complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds' website, www.columbiafunds.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.



      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.


      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.


      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

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COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110


COLUMBIA MANAGEMENT GROUP, LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER (COLUMBIA MANAGEMENT ADVISORS, LLC) AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.


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INVESTMENT ADVISER


The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.



The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments. The Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.



Columbia Management currently has approximately $312 billion in assets under management, which consists of assets under the discretionary management of both the Adviser and Columbia Wanger Asset Management, L.P.



Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.



A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended August 31.



The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until December 31, 2007 for the Funds. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.



The following chart shows the maximum advisory fees the Adviser can receive along with the actual advisory fees the Adviser and/or an affiliate received during the Fund's last fiscal year, after waivers and/or reimbursements:


ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                                         ACTUAL
                                                             MAXIMUM    ADVISORY
                                                             ADVISORY   FEES PAID
                                                               FEE      LAST YEAR
  COLUMBIA GOVERNMENT PLUS RESERVES                           0.20%      0.08%



  COLUMBIA PRIME RESERVES                                     0.20%      0.08%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.


A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended August 31.


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COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

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OTHER SERVICE PROVIDERS

The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.

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COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

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Columbia Management Advisers, LLC is the administrator of the Funds (Administrator), and is responsible for overseeing the administrative operations of the Funds. The Funds pay the Administrator a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


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COLUMBIA MANAGEMENT SERVICES, INC.


ONE FINANCIAL CENTER


BOSTON, MA 02111-2621


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Columbia Management Services, Inc. is the transfer agent for the Funds' shares (Transfer Agent), and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
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Buying, selling and exchanging shares

(DOLLAR SIGN GRAPHIC)

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WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

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This prospectus offers Adviser Class Shares of the Funds. Here are some general rules about this class of shares:

  - Adviser Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class may be used in connection with specific Cash Management Services programs, including programs designed for certain sweep account customers of Bank of America. This class of shares may be offered by:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries.

  - The minimum initial investment is $5,000,000 for Columbia Prime Reserves and $100,000 for Columbia Government Plus Reserves. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Adviser Class Shares.

  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Adviser Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

Investors that purchase shares through financial institutions in connection with Cash Management Services programs may incur account-level fees in addition to the fees disclosed in this prospectus. These investors should review their Cash Management Services program disclosure documents for information regarding additional fees.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.


Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), taxpayer identification number and other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.


Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, Columbia Funds' Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Funds accommodate frequent trading.


Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on purchase or exchange transactions. The Funds reserve the right, but have no obligation, to reject any purchase or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.


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A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

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HOW SHARES ARE PRICED


All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):



  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Reserves



  - 9:45 a.m., 11:00 a.m. and 3:00 p.m. Eastern time each business day for each share class of Columbia Prime Reserves


First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED


Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 1.800.353.0828 for institutional investors or 1.800.345.6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good form by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:



  - If your order for Columbia Government Plus Reserves is received in good form by the Transfer Agent by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends).



  - If your order for Columbia Prime Reserves is received in good form by the Transfer Agent by 3:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends).



Investors are encouraged to place orders to sell as early in the day as possible. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.


TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.


  - Telephone orders may not be as secure as written orders. We will not be liable for following telephone instructions that we reasonably believe are genuine.



  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations.


  - Telephone orders may be difficult to complete during periods of significant economic or market change.

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THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

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(DOLLAR SIGN       BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Adviser Class Shares at net asset value per share.


        - For purchases via Fedwire, we must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).



          If we receive payment after this time, we'll cancel the order. We'll return any payment received for orders that we cancel. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.



        - If we do not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to redeem all or part of your holding of shares in any Fund in order to meet these costs.



        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.


        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.


        - You may purchase shares of a Fund by electronically transferring money from your bank account to your Fund account by calling 1.800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your request.

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"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS, FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.








 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

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(DOLLAR SIGN       SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:


        - For redemptions via Fedwire, we normally send the sale proceeds by Fedwire as soon as practicable following the value determination time applicable to your order. For more information please refer to HOW ORDERS ARE PROCESSED or contact the Transfer Agent.



        - You can sell up to an aggregate of $100,000 of shares by check via the telephone or through the internet to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone or internet orders.



        - If you paid for shares by check, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.


        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.


        - If you hold any shares in certificate form, you will not be able to sell those shares until you return the certificate to the Transfer Agent.



        - You may sell shares of a Fund and request that the proceeds be electronically transferred to your bank account. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.



        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.



        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves and Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.


        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:


        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.



        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you.



        - under certain other circumstances allowed under the 1940 Act.

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YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

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(ARROW GRAPHIC)    EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Adviser Class Shares of a Fund for Adviser Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.


        - You generally may only make an exchange into a Fund that is accepting investments.


        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until Transfer Agent has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

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THE SERVICING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

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Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

SHAREHOLDER SERVICING FEES

Servicing agents are compensated for providing services to investors under a shareholder servicing plan.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Adviser Class Shares of the Funds.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.


The Funds pay these fees to eligible servicing agents for as long as the plan continues. We may reduce or discontinue payments at any time.



OTHER COMPENSATION -- FINANCIAL INTERMEDIARY PAYMENTS



The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Funds.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the average aggregate value of the Funds' shares in the intermediary's program on an annual basis. As of September 1, 2005, the Board of Trustees has authorized the Funds to pay to any intermediary up to 0.11% of the average aggregate value of Fund shares in the intermediary's program on an annual basis for providing investor services. Charges of an intermediary in excess of that paid by a Fund will be borne by the Distributor or its affiliates.



The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained at www.columbiafunds.com or by calling
1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and the Distributor's affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes
(TAXES GRAPHIC)

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THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

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ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.


  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, the gain is unrealized.


A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain, if any, to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.


Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds) or trade date (all other Funds), and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.



Different share classes of a Fund usually pay different net investment income distribution amounts because each class has different expenses.



We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, subsequent distributions will be reinvested in additional shares of the same Fund.

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THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT


Distributions of a Fund's ordinary income and net realized short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize significant capital gain, distributions of net realized long-term capital gain, if any, generally are taxable to you as long-term capital gain.



In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.



In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.


U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult your tax adviser about your specific tax situation.

WITHHOLDING TAX


We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities redemptions and exchanges) if any of the following applies:


  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.


Amounts we withhold are applied as a credit against your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.


TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters


On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.



Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment adviser to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.



Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.



CIVIL LITIGATION



In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.



On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.



On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.



Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.



Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. The plaintiffs have moved to amend or alter the judgment, which motion is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights
(DOLLAR SIGN GRAPHIC)


The financial highlights tables are designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.



This information has been audited by PricewaterhouseCoopers LLP, an independent registered accounting firm, for the period ended August 31, 2006 and for the years ended October 31, 2005 and October 31, 2004. The information for the periods ended October 31, 2003 and prior was audited by other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is included in the Funds' annual report. The independent registered public accounting firm's report and the Funds' financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA GOVERNMENT PLUS RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                               PERIOD ENDED             YEAR ENDED              YEAR ENDED
  ADVISER CLASS SHARES                        08/31/06(A)(B)             10/31/05              10/31/04(C)
  Net asset value, beginning of period            $1.00                   $1.00                   $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                    0.035                   0.024                   0.008
  LESS DISTRIBUTIONS:
  Dividends from net investment income           (0.035)                 (0.024)                 (0.008)
  Net asset value, end of period                  $1.00                   $1.00                   $1.00
  TOTAL RETURN(E)(F)                             3.59%(g)                 2.47%                   0.82%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $8,256                 $18,213                 $13,439
  Ratio of operating expenses to average
    net assets                                 0.45%(h)(i)                0.45%                   0.43%
  Ratio of net investment income/(loss)
    to average net assets                      4.17%(h)(i)                2.37%                   0.80%
  Ratio of waivers and/or expense
    reimbursements to average net assets         0.13%(h)                 0.12%                   0.13%

                                                PERIOD ENDED
  ADVISER CLASS SHARES                          10/31/03(D)
  Net asset value, beginning of period             $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                     0.005
  LESS DISTRIBUTIONS:
  Dividends from net investment income            (0.005)
  Net asset value, end of period                   $1.00
  TOTAL RETURN(E)(F)                              0.51%(g)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)            $57,353
  Ratio of operating expenses to average
    net assets                                    0.43%(h)
  Ratio of net investment income/(loss)
    to average net assets                         0.79%(h)
  Ratio of waivers and/or expense
    reimbursements to average net assets          0.13%(h)



(a) The Fund changed its fiscal year end from October 31 to August 31. The period shown is from November 1, 2005 through August 31, 2006.


(b) Effective November 21, 2005, the Galaxy Institutional Government Money Market Fund was reorganized into the Fund and its Preferred Shares were redesignated Adviser Class Shares.


(c) Effective February 28, 2004, the Galaxy Institutional Government Money Market Fund's Class III Shares were redesignated Preferred Shares.


(d) The Galaxy Institutional Government Money Market Fund began offering Class III Shares on February 28, 2003.


(e) If the Fund's investment adviser and/or its affiliates had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Total return at net asset value assuming all distributions reinvested.


(g) Not annualized.


(h) Annualized.


(i) The benefits derived from custody credits had an impact of less than 0.01%.



COLUMBIA PRIME RESERVES


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
  ADVISER CLASS SHARES                     08/31/06(A)(B)       10/31/05        10/31/04(C)         10/31/03          10/31/02
  Net asset value, beginning of period         $1.00             $1.00             $1.00             $1.00             $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                 0.037             0.025             0.009             0.009             0.015
  LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.037)           (0.025)           (0.009)           (0.009)           (0.015)
  Net asset value, end of period               $1.00             $1.00             $1.00             $1.00             $1.00
  TOTAL RETURN(E)(F)                          3.72%(g)           2.54%             0.87%             0.90%             1.51%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $170,956          $91,991           $159,185          $157,533           $4,748
  Ratio of operating expenses to average
    net assets                              0.41%(h)(i)          0.43%             0.42%             0.39%             0.45%
  Ratio of net investment income/(loss)
    to average net assets                   4.45%(h)(i)          2.44%             0.86%             0.85%             1.53%
  Ratio of waivers and/or expense
    reimbursements to average net assets      0.12%(h)           0.11%             0.11%             0.14%             0.09%

                                             PERIOD ENDED
  ADVISER CLASS SHARES                       10/31/01(D)
  Net asset value, beginning of period          $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.024
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.024)
  Net asset value, end of period                $1.00
  TOTAL RETURN(E)(F)                           2.43%(g)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)           $52
  Ratio of operating expenses to average
    net assets                                 0.49%(h)
  Ratio of net investment income/(loss)
    to average net assets                      4.07%(h)
  Ratio of waivers and/or expense
    reimbursements to average net assets       0.01%(h)


---------------


(a) The Fund changed its fiscal year end from October 31 to August 31. The period shown is from November 1, 2005 through August 31, 2006.


(b) Effective November 23, 2005, the Galaxy Institutional Money Market Fund was reorganized into the Fund and its Preferred Shares were redesignated Adviser Class Shares.


(c) Effective February 28, 2004, the Galaxy Institutional Money Market Fund's Class III Shares were redesignated Preferred Shares.


(d) The Galaxy Institutional Money Market Fund began offering Class III Shares on March 1, 2001.


(e) If the Fund's investment adviser and/or its affiliates had not waived or reimbursed a portion of expenses, total return would have been reduced.


(f) Total return at net asset value assuming all distributions reinvested.


(g) Not annualized.


(h) Annualized.


(i) The benefits derived from custody credits had an impact of less than 0.01%.

Hypothetical investment and expense information


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Funds, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in the Adviser Share Class of the Funds, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for the Funds, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expense" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

COLUMBIA GOVERNMENT PLUS RESERVES -- ADVISER CLASS


              MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
                     0.00%                        $10,000.00                              5%
               CUMULATIVE RETURN                        CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                 BEFORE FEES &       ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR           EXPENSES              RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1              5.00%               0.45%                4.55%             $10,455.00      $ 46.02
       2             10.25%               0.57%                9.18%             $10,918.16      $ 60.91
       3             15.76%               0.57%               14.02%             $11,401.83      $ 63.61
       4             21.55%               0.57%               19.07%             $11,906.93      $ 66.43
       5             27.63%               0.57%               24.34%             $12,434.41      $ 69.37
       6             34.01%               0.57%               29.85%             $12,985.25      $ 72.45
       7             40.71%               0.57%               35.61%             $13,560.50      $ 75.66
       8             47.75%               0.57%               41.61%             $14,161.23      $ 79.01
       9             55.13%               0.57%               47.89%             $14,788.57      $ 82.51
      10             62.89%               0.57%               54.44%             $15,443.71      $ 86.16
  TOTAL GAIN AFTER FEES & EXPENSES                                               $ 5,443.71
    TOTAL ANNUAL FEES & EXPENSES                                                                 $702.13


COLUMBIA PRIME RESERVES -- ADVISER CLASS


              MAXIMUM SALES CHARGE  INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
                     0.00%                        $10,000.00                              5%
               CUMULATIVE RETURN                        CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                 BEFORE FEES &       ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR           EXPENSES              RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1              5.00%               0.41%                4.59%             $10,459.00      $ 41.94
       2             10.25%               0.53%                9.27%             $10,926.52      $ 56.67
       3             15.76%               0.53%               14.15%             $11,414.93      $ 59.20
       4             21.55%               0.53%               19.25%             $11,925.18      $ 61.85
       5             27.63%               0.53%               24.58%             $12,458.24      $ 64.62
       6             34.01%               0.53%               30.15%             $13,015.12      $ 67.50
       7             40.71%               0.53%               35.97%             $13,596.89      $ 70.52
       8             47.75%               0.53%               42.05%             $14,204.68      $ 73.67
       9             55.13%               0.53%               48.40%             $14,839.62      $ 76.97
      10             62.89%               0.53%               55.03%             $15,502.96      $ 80.41
  TOTAL GAIN AFTER FEES & EXPENSES                                               $ 5,502.96
    TOTAL ANNUAL FEES & EXPENSES                                                                 $653.35

--------------------------------------------------------------------------------


THIS GLOSSARY INCLUDES EXPLANATIONS OF IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.


--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)


80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of the Fund's assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.



AMORTIZED COST METHOD -- under Rule 2a-7 under the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.


AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.


DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.



FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from two, or in some circumstances one, nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.


FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.


MONEY MARKET INSTRUMENT -- a high quality, short-term debt security that pays interest based on a fixed, variable or floating rate and is considered to mature in 13 months or less. Money market instruments include, but are not limited to, U.S. Treasury obligations, U.S. government obligations, certificates of deposit and time deposits, bankers' acceptances, commercial paper, corporate bonds, extendible commercial notes, asset backed securities, funding agreements, repurchase agreements and certain municipal securities.


MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.


NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.


PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)

WHERE TO FIND MORE INFORMATION

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
www.columbiafunds.com


Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust


INT-36/127225-0307

COLUMBIA MANAGEMENT(R)




                                       Money Market Funds

                                       Prospectus -- Capital Class Shares


                                       March 1, 2007


                                       Columbia Government Plus Reserves

                                       Columbia Prime Reserves


                                       THE SECURITIES AND EXCHANGE COMMISSION
                                       (SEC) HAS NOT APPROVED OR DISAPPROVED
                                       THESE SECURITIES OR DETERMINED IF THIS
                                       PROSPECTUS IS TRUTHFUL OR COMPLETE.

                                       ANY REPRESENTATION TO THE CONTRARY IS A
                                       CRIMINAL OFFENSE.



NOT FDIC-INSURED                                                 NOT BANK ISSUED
 NOT BANK GUARANTEED                                             MAY LOSE VALUE

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 35.



YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.



AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS AND MAY BE COMPENSATED OR INCENTED IN CONNECTION WITH THE SALE OF THE FUNDS.



YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.


--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Capital Class Shares of the Funds. This class of shares is designed primarily for eligible institutional and individual investors on a direct basis or through certain financial institutions or intermediaries. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 17.

--------------------------------------------------------------------------------


COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA PRIME RESERVES                                          9
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     14
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       17

About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         19
      How orders are processed                                  21
  Financial intermediary payments                               25
  Distributions and taxes                                       27
  Legal matters                                                 29
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            31
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 33
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   35
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 17.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S.
                   government, some of which may have floating interest or variable interest rates, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Plus Reserves may have the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.



      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.



      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.


      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, potentially high or confiscatory levels of taxation, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.


      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year.




               1997     1998     1999     2000     2001     2002     2003     2004     2005     2006
               ----     ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.11%    5.30%    5.00%    6.27%    3.99%    1.53%    1.03%    1.22%    3.08%    4.90%



              *Year-to-date return as of January 31, 2007: 0.43%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 4TH QUARTER 2000:                   1.61%
         WORST: 2ND QUARTER 2004:                  0.23%


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006






                                                         1 YEAR   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES*                           4.90%     2.34%     3.73%






      *On November 21, 2005, the Galaxy Institutional Government Money Market
       Fund's Institutional Shares were reorganized into the Fund's Capital Class Shares. For periods prior to November 21, 2005, the performance of the Fund's Capital Class Shares represents the performance of the Galaxy Institutional Government Money Market Fund's Institutional Shares.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.


THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Capital Class Shares can be found in the section HYPOTHETICAL INVESTMENT AND
                   EXPENSE INFORMATION.



         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Other expenses                                                  0.05%
                                                                          --------



         Total annual Fund operating expenses                            0.32%



         Fee waivers and/or reimbursements                              (0.12)%
                                                                          --------



         Total net expenses(2)                                           0.20%
                                                                          ========


      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.


      (2)The Fund's investment adviser and/or some of its other service providers have contractually agreed to waive fees and/or reimburse expenses until December 31, 2007. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2007.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire December 31, 2007 and are not reflected in the 3, 5, and 10 year examples


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                    $20       $91      $168       $394

COLUMBIA PRIME RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 17.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.


FIRST-TIER SECURITIES



A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY TWO, OR IN SOME CIRCUMSTANCES ONE, NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


--------------------------------------------------------------------------------



(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper;
                   asset-backed commercial paper; notes and bonds issued by U.S. and foreign corporations; obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities; taxable and tax-exempt municipal securities; obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, some of which may have floating interest or variable interest rates; repurchase agreements; funding agreements; and other high quality short-term obligations.



The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks and in U.S. government obligations, including U.S. Treasury obligations.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The Fund will only buy first-tier securities. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Prime Reserves may have the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.



      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.



      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.


      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, potentially high or confiscatory levels of taxation, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.


      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Capital Class Shares has varied from year to year.



               1998     1999     2000     2001     2002     2003     2004     2005     2006
               ----     ----     ----     ----     ----     ----     ----     ----     ----
               5.40%    4.99%    6.25%    3.90%    1.61%    1.09%    1.28%    3.17%    5.05%



              *Year-to-date return as of January 31, 2007: 0.44%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD




         BEST: 3RD QUARTER 2000:                   1.61%
         WORST: 2ND QUARTER 2004:                  0.24%


      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006






                                                                              LIFE OF
                                                           1 YEAR   5 YEARS    FUND*
         CAPITAL CLASS SHARES                              5.05%     2.43%     3.65%






      *On November 23, 2005, the Galaxy Institutional Money Market Fund's
       Institutional Shares were reorganized into the Fund's Capital Class Shares. For periods prior to November 23, 2005, the performance of the Fund's Capital Class Shares represents the performance of the Galaxy Institutional Money Market Fund's Institutional Shares. The inception date of the share class is November 5, 1997.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.


THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Capital Class Shares can be found in the section HYPOTHETICAL
                   INVESTMENT AND EXPENSE INFORMATION.



         SHAREHOLDER FEES                                            Capital Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Other expenses                                                  0.01%
                                                                          --------



         Total annual Fund operating expenses                            0.28%



         Fee waivers and/or reimbursements                              (0.12)%
                                                                          --------



         Total net expenses(2)                                           0.16%
                                                                          ========


      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.


      (2)The Fund's investment adviser and/or some of its other service providers have contractually agreed to waive fees and/or reimburse expenses until December 31, 2007. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2007.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Capital Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire December 31, 2007 and are not reflected in the 3, 5, and 10 year examples


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         CAPITAL CLASS SHARES                    $16       $78      $145       $344

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:


        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less



        - must maintain an average dollar-weighted maturity of 90 days or less



        Also, the Funds:



        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days



        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities



      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving shareholders at least 60 days' notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.


      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.


      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.



      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Columbia Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund's complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds' website, www.columbiafunds.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.



      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.


      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.


      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

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COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110


COLUMBIA MANAGEMENT GROUP, LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER (COLUMBIA MANAGEMENT ADVISORS, LLC) AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.


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INVESTMENT ADVISER


The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.



The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments. The Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.



Columbia Management currently has approximately $312 billion in assets under management, which consists of assets under the discretionary management of both the Adviser and Columbia Wanger Asset Management, L.P.



Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.



A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended August 31.



The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until December 31, 2007. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.



The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Fund's last fiscal year, after waivers and/or reimbursements:


ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                                        ACTUAL
                                                            MAXIMUM    ADVISORY
                                                            ADVISORY   FEES PAID
                                                              FEE      LAST YEAR
  COLUMBIA GOVERNMENT PLUS RESERVES                          0.20%       0.08%



  COLUMBIA PRIME RESERVES                                    0.20%       0.08%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.


Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.



A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended August 31.


OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT
SERVICES, INC.


ONE FINANCIAL CENTER


BOSTON, MA 02111-2621


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The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.



Columbia Management Advisors, LLC is the administrator of the Funds (Administrator), and is responsible for overseeing the administrative operations of the Funds. The Funds pay the Administrator a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.



Columbia Management Services, Inc. is the transfer agent for the Funds' shares (Transfer Agent), and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
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Buying, selling and exchanging shares
(BUYING, SELLING, EXCHANGING SHARES GRAPHIC)

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WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.


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This prospectus offers Capital Class Shares of the Funds. Here are some general rules about this class of shares:

  - Capital Class Shares are available to eligible institutions and individuals on a direct basis or through certain financial institutions or intermediaries.

  - The minimum initial investment is $5,000,000 for Columbia Prime Reserves and $1,000,000 for Columbia Government Plus Reserves. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary agent or custodian may no longer be eligible to purchase or hold Capital Class Shares.

  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

You'll find more information about buying, selling and exchanging Capital Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.


Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), taxpayer identification number and other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, Columbia Funds' Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Funds accommodate frequent trading.



Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on purchase or exchange transactions. The Funds reserve the right, but have no obligation, to reject any purchase or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.


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A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.



IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


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HOW SHARES ARE PRICED


All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):


  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Reserves


  - 9:45 a.m., 11:00 a.m. and 3:00 p.m. Eastern time each business day for each share class of Columbia Prime Reserves


First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED


Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 1.800.353.0828 for institutional investors or 1.800.345.6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good form by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:



  - If your order for Columbia Government Plus Reserves is received in good form by the Transfer Agent by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends).



  - If your order for Columbia Prime Reserves is received in good form by the Transfer Agent by 3:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends).



Investors are encouraged to place orders to sell as early in the day as possible. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.


TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.


  - Telephone orders may not be as secure as written orders. We will not be liable for following telephone instructions that we reasonably believe are genuine.



  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations.


  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(BUYING SHARES            BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Capital Class Shares at net asset value per share.


        - For purchases via Fedwire, we must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).



            If we receive payment after this time, we'll cancel the order. We'll return any payment received for orders that we cancel. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.



        - If we do not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to redeem all or part of your holding of shares in any Fund in order to meet these costs.



        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.


        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.


        - You may purchase shares of a Fund by electronically transferring money from your bank account to your Fund account by calling 1.800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your request.

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"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS, FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.








 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

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(SELLING SHARES           SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:


        - For redemptions via Fedwire, we normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to HOW ORDERS ARE PROCESSED or contact the Transfer Agent.



        - You can sell up to an aggregate of $100,000 of shares by check via the telephone or through the internet to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone or internet orders.



        - If you paid for your shares by check, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.


        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.


        - If you hold any shares in certificate form, you will not be able to sell those shares until you return the certificate to the Transfer Agent.



        - You may sell shares of a Fund and request that the proceeds be electronically transferred to your bank account. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.



        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.



        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves and Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by a Fund or the determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.


        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:


        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.



        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you.



        - under certain other circumstances allowed under the 1940 Act.

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YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
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       EXCHANGING SHARES

       (EXCHANGING SHARES GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Capital Class Shares of a Fund for Capital Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.


        - We may limit the number of exchanges you can make within a specified period of time.


        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Financial intermediary payments

(PERCENT GRAPHIC)

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THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.


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The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Funds.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the average aggregate value of the Funds' shares in the intermediary's program on an annual basis. As of September 1, 2005, the Board of Trustees has authorized the Funds to pay to any intermediary up to 0.11% of the average aggregate value of Fund shares in the intermediary's program on an annual basis for providing investor services. Charges of an intermediary in excess of that paid by a Fund will be borne by the Distributor or its affiliates.



The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained at www.columbiafunds.com or by calling
1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and the Distributor's affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes
(TAXES GRAPHIC)

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THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

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ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.


  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, the gain is unrealized.



A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain, if any, to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.


Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.


Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds) or trade date (all other Funds), and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.



Different share classes of a Fund usually pay different net investment income distribution amounts because each class has different expenses.



We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the same Fund.

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THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

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HOW TAXES AFFECT YOUR INVESTMENT


Distributions of a Fund's ordinary income and net realized short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize significant capital gain, distributions of net realized long-term capital gain, if any, generally are taxable to you as long-term capital gain.



In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.



In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.


U.S. GOVERNMENT OBLIGATIONS


If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult your tax adviser about your specific tax situation.


WITHHOLDING TAX


We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if any of the following applies:


  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.


Amounts we withhold are applied as a credit against your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.


TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters


On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.



Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment adviser to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.



Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.



CIVIL LITIGATION



In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.



On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.



On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.



Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.



Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. The plaintiffs have moved to amend or alter the judgment, which motion is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights
(DOLLAR SIGN GRAPHIC)


The financial highlights tables are designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.



This information has been audited by PricewaterhouseCoopers LLP, an independent registered accounting firm, for the period ended August 31, 2006 and for the years ended October 31, 2005 and October 31, 2004. The information for the periods ended October 31, 2003 and prior was audited by other independent accountants. PricewaterhouseCoopers' report, along with the Funds' financial statements, is included in the Funds' annual report. The independent registered public accounting firm's report and the Funds' financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA GOVERNMENT PLUS RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
  CAPITAL CLASS SHARES                     8/31/06(A)(B)        10/31/05        10/31/04(C)         10/31/03          10/31/02
  Net asset value, beginning of period         $1.00             $1.00             $1.00             $1.00             $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                 0.037             0.027             0.011             0.011             0.017
  LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.037)           (0.027)           (0.011)           (0.011)           (0.017)
  Net asset value, end of period               $1.00             $1.00             $1.00             $1.00             $1.00
  TOTAL RETURN(D)(E)                          3.81%(f)           2.72%             1.07%             1.07%             1.71%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $317,986          $431,820          $543,400          $724,417          $369,381
  Ratio of operating expenses to average
    net assets                              0.20%(g)(h)          0.20%             0.19%             0.18%             0.30%
  Ratio of net investment income/(loss)
    to average net assets                   4.42%(g)(h)          2.62%             1.05%             1.04%             1.68%
  Ratio of waivers and/or expense
    reimbursements to average net assets      0.12%(g)           0.11%             0.12%             0.13%             0.00%

                                              YEAR ENDED
  CAPITAL CLASS SHARES                         10/31/01
  Net asset value, beginning of period          $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.046
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.046)
  Net asset value, end of period                $1.00
  TOTAL RETURN(D)(E)                            4.71%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)         $324,272
  Ratio of operating expenses to average
    net assets                                  0.27%
  Ratio of net investment income/(loss)
    to average net assets                       4.55%
  Ratio of waivers and/or expense
    reimbursements to average net assets        0.07%



(a) The Fund changed its fiscal year end from October 31 to August 31. The period shown is from November 1, 2005 through August 31, 2006.


(b) Effective November 21, 2005, the Galaxy Institutional Government Money Market Fund was reorganized into the Fund and its Institutional Shares were redesignated Capital Class Shares.


(c) Effective February 28, 2004, the Galaxy Institutional Government Money Market Fund's Class I Shares were redesignated Institutional Shares.


(d) If the Fund's investment adviser and/or its affiliates had not waived or reimbursed a portion of expenses, total return would have been reduced.


(e) Total return at net asset value assuming all distributions reinvested.


(f) Not annualized.


(g) Annualized.


(h) The benefits derived from custody credits had an impact of less than 0.01%.



COLUMBIA PRIME RESERVES


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            PERIOD ENDED       YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
  CAPITAL CLASS SHARES                     8/31/06(A)(B)        10/31/05        10/31/04(C)         10/31/03          10/31/02
  Net asset value, beginning of period         $1.00             $1.00             $1.00             $1.00             $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                 0.039             0.028             0.011             0.011             0.017
  LESS DISTRIBUTIONS:
  Dividends from net investment income        (0.039)           (0.028)           (0.011)           (0.011)           (0.017)
  Net asset value, end of period               $1.00             $1.00             $1.00             $1.00             $1.00
  TOTAL RETURN(D)(E)                          3.94%(f)           2.80%             1.12%             1.15%             1.72%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)       $4,226,907        $2,094,764        $2,897,846        $3,639,495        $1,239,803
  Ratio of operating expenses to average
    net assets                              0.16%(g)(h)          0.18%             0.17%             0.14%             0.26%
  Ratio of net investment income/(loss)
    to average net assets                   4.75%(g)(h)          2.69%             1.11%             1.10%             1.72%
  Ratio of waivers and/or expense
    reimbursements to average net assets      0.12%(g)           0.11%             0.11%             0.14%             0.04%

                                              YEAR ENDED
  CAPITAL CLASS SHARES                         10/31/01
  Net asset value, beginning of period          $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                  0.045
  LESS DISTRIBUTIONS:
  Dividends from net investment income         (0.045)
  Net asset value, end of period                $1.00
  TOTAL RETURN(D)(E)                            4.64%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)        $1,035,540
  Ratio of operating expenses to average
    net assets                                  0.30%
  Ratio of net investment income/(loss)
    to average net assets                       4.27%
  Ratio of waivers and/or expense
    reimbursements to average net assets        0.01%



(a) The Fund changed its fiscal year end from October 31 to August 31. The period shown is from November 1, 2005 through August 31, 2006.


(b) Effective November 23, 2005, the Galaxy Institutional Money Market Fund was reorganized into the Fund and its Institutional Shares were redesignated Capital Class Shares.


(c) Effective February 28, 2004, the Galaxy Institutional Money Market Fund's Class I Shares were redesignated Institutional Shares.


(d) If the Fund's investment adviser and/or its affiliates had not waived or reimbursed a portion of expenses, total return would have been reduced.


(e) Total return at net asset value assuming all distributions reinvested.


(f) Not annualized.


(g) Annualized.

(h) The benefits derived from custody credits had an impact of less than 0.01%.

Hypothetical investment and expense information



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Funds, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in the Capital Share Class of the Funds, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for the Funds, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which my be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

COLUMBIA GOVERNMENT PLUS RESERVES -- CAPITAL CLASS


                        MAXIMUM SALES   INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
                        CHARGE 0.00%                  $10,000.00                             5%
                      CUMULATIVE RETURN                    CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                        BEFORE FEES &    ANNUAL EXPENSE       AFTER FEES &      END BALANCE AFTER    FEES &
         YEAR             EXPENSES           RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
          1                 5.00%            0.20%                4.80%             $10,480.00      $ 20.48
          2                10.25%            0.32%                9.70%             $10,970.46      $ 34.32
          3                15.76%            0.32%               14.84%             $11,483.88      $ 35.93
          4                21.55%            0.32%               20.21%             $12,021.33      $ 37.61
          5                27.63%            0.32%               25.84%             $12,583.93      $ 39.37
          6                34.01%            0.32%               31.73%             $13,172.85      $ 41.21
          7                40.71%            0.32%               37.89%             $13,789.34      $ 43.14
          8                47.75%            0.32%               44.35%             $14,434.68      $ 45.16
          9                55.13%            0.32%               51.10%             $15,110.23      $ 47.27
          10               62.89%            0.32%               58.17%             $15,817.39      $ 49.48
    TOTAL GAIN AFTER FEES & EXPENSES                                                $ 5,817.39
      TOTAL ANNUAL FEES & EXPENSES                                                                  $393.97


COLUMBIA PRIME RESERVES -- CAPITAL CLASS


                        MAXIMUM SALES   INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
                        CHARGE 0.00%                  $10,000.00                             5%
                      CUMULATIVE RETURN                    CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                        BEFORE FEES &    ANNUAL EXPENSE       AFTER FEES &      END BALANCE AFTER    FEES &
         YEAR             EXPENSES           RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
          1           5.00%......            0.16%                4.84%             $10,484.00      $ 16.39
          2           10.25%.....            0.28%                9.79%             $10,978.84      $ 30.05
          3           15.76%.....            0.28%               14.97%             $11,497.05      $ 31.47
          4           21.55%.....            0.28%               20.40%             $12,039.71      $ 32.95
          5           27.63%.....            0.28%               26.08%             $12,607.98      $ 34.51
          6           34.01%.....            0.28%               32.03%             $13,203.08      $ 36.14
          7           40.71%.....            0.28%               38.26%             $13,826.26      $ 37.84
          8           47.75%.....            0.28%               44.79%             $14,478.86      $ 39.63
          9           55.13%.....            0.28%               51.62%             $15,162.26      $ 41.50
          10          62.89%.....            0.28%               58.78%             $15,877.92      $ 43.46
    TOTAL GAIN AFTER FEES & EXPENSES                                                $ 5,877.92
      TOTAL ANNUAL FEES & EXPENSES                                                                  $343.94

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THIS GLOSSARY INCLUDES EXPLANATIONS OF IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.


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Terms used in this prospectus
(BOOK GRAPHIC)


80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of the Fund's assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.



AMORTIZED COST METHOD -- under Rule 2a-7 under the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.


AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.


DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.



FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from two, or in some circumstances one, nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.


FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.


MONEY MARKET INSTRUMENT -- a high quality, short-term debt security that pays interest based on a fixed, variable or floating rate and is considered to mature in 13 months or less. Money market instruments include, but are not limited to, U.S. Treasury obligations, U.S. government obligations, certificates of deposit and time deposits, bankers' acceptances, commercial paper, corporate bonds, extendible commercial notes, asset backed securities, funding agreements, repurchase agreements and certain municipal securities.


MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.


NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.


PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)

WHERE TO FIND MORE INFORMATION

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
www.columbiafunds.com


Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust


INT-36/127226-0307

COLUMBIA MANAGEMENT(R)




                                       Money Market Funds

                                       Prospectus -- Institutional Class Shares

                                       March 1, 2007

                                       Columbia Government Plus Reserves

                                       Columbia Prime Reserves


                                       THE SECURITIES AND EXCHANGE COMMISSION
                                       (SEC) HAS NOT APPROVED OR DISAPPROVED
                                       THESE SECURITIES OR DETERMINED IF THIS
                                       PROSPECTUS IS TRUTHFUL OR COMPLETE.

                                       ANY REPRESENTATION TO THE CONTRARY IS A
                                       CRIMINAL OFFENSE.



NOT FDIC-INSURED         NOT BANK ISSUED
   NOT BANK              MAY LOSE VALUE
   GUARANTEED

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

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TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 35.



YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.



AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS AND MAY BE COMPENSATED OR INCENTED IN CONNECTION WITH THE SALE OF THE FUNDS.



YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.


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This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Institutional Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 17.

--------------------------------------------------------------------------------


COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA PRIME RESERVES                                          9
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     14
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       17

About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         19
     How orders are processed                                   21
  Shareholder administration fees and other                     25
     compensation
  Distributions and taxes                                       27
  Legal matters                                                 29
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            31
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 33
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   35
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 17.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S.
                   government, some of which may have floating interest or variable interest rates, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(GRAPH GRAPHIC)    PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Government Plus Reserves may have the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.



      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.



      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.


      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, potentially high or confiscatory levels of taxation, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.


      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.


FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.


--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year.



               2006
               ----
               4.86%



              *Year-to-date return as of January 31, 2007: 0.43%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD





         BEST: 4TH QUARTER 2006:                   1.28%
         WORST: 1ST QUARTER 2006:                  1.05%



      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006






                                                                          LIFE OF
                                                                 1 YEAR    FUND*
         INSTITUTIONAL CLASS SHARES                              4.86%     4.77%






      *The Fund's Institutional Class Shares commenced operations on November
       17, 2005. On November 21, 2005, the Galaxy Institutional Government Money Market Fund was reorganized into the Fund.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.


THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class Shares can be found in the section HYPOTHETICAL
                   INVESTMENT AND EXPENSE INFORMATION.



         SHAREHOLDER FEES                                        Institutional Class
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.27%



         Shareholder administration fees                                0.04%



         Other expenses                                                 0.05%
                                                                       -------



         Total annual Fund operating expenses                           0.36%



         Fee waivers and/or reimbursements                             (0.12)%
                                                                       -------



         Total net expenses(2)                                          0.24%
                                                                       =======


      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.


      (2)The Fund's investment adviser and/or some of its other service providers have contractually agreed to waive fees and/or reimburse expenses until December 31, 2007. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2007.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire December 31, 2007 and are not reflected in the 3, 5, and 10 year examples


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $25      $104      $190       $444

COLUMBIA PRIME RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 17.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.


FIRST-TIER SECURITIES



A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY TWO, OR IN SOME CIRCUMSTANCES ONE, NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


--------------------------------------------------------------------------------



(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper;
                   asset-backed commercial paper; notes and bonds issued by U.S. and foreign corporations; obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities; taxable and tax-exempt municipal securities; obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, some of which may have floating interest or variable interest rates; repurchase agreements; funding agreements; and other high quality short-term obligations.



The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks and in U.S. government obligations, including U.S. Treasury obligations.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The Fund will only buy first-tier securities. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(GRAPH GRAPHIC)    PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
                   Columbia Prime Reserves may have the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.



      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.



      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.


      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, potentially high or confiscatory levels of taxation, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.


      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.


FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.


--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Institutional Class Shares has varied from year to year.





               2006
               ----
               5.01%



              *Year-to-date return as of January 31, 2007: 0.44%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD





         BEST: 4TH QUARTER 2006:                   1.31%
         WORST: 1ST QUARTER 2006:                  1.08%



      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006






                                                                          LIFE OF
                                                                 1 YEAR    FUND*
         INSTITUTIONAL CLASS SHARES                              5.01%     4.94%






      *The Fund's Institutional Class Shares commenced operations on November
       22, 2005. On November 23, 2005, the Galaxy Institutional Money Market Fund was reorganized into the Fund.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.


THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Institutional Class Shares can be found in the section HYPOTHETICAL
                   INVESTMENT AND EXPENSE INFORMATION.



         SHAREHOLDER FEES                                      Institutional Class
         (Fees paid directly from your investment)                    Shares
         Maximum sales charge (load) imposed on purchases              N/A



         Maximum deferred sales charge (load)                          N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                           0.27%



         Shareholder administration fees                              0.04%



         Other expenses                                               0.01%
                                                                     -------



         Total annual Fund operating expenses                         0.32%



         Fee waivers and/or reimbursements                           (0.12)%
                                                                     -------



         Total net expenses(2)                                        0.20%
                                                                     =======


      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.


      (2)The Fund's investment adviser and/or some of its other service providers have contractually agreed to waive fees and/or reimburse expenses until December 31, 2007. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2007.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Institutional Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire December 31, 2007 and are not reflected in the 3, 5, and 10 year examples


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         INSTITUTIONAL CLASS SHARES              $20       $91      $168       $394

Other important information
(GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:


        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less



        - must maintain an average dollar-weighted maturity of 90 days or less



        Also, the Funds:



        - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days



        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities



      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving shareholders at least 60 days' notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.


      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.


      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.



      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Columbia Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund's complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds' website, www.columbiafunds.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.



      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.


      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.


      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110


COLUMBIA MANAGEMENT GROUP, LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER (COLUMBIA MANAGEMENT ADVISORS, LLC) AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.


--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.



The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments. The Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.



Columbia Management currently has approximately $312 billion in assets under management, which consists of assets under the discretionary management of both the Adviser and Columbia Wanger Asset Management, L.P.



Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.



A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended August 31.



The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until December 31, 2007. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.



The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Advisor and/or an affiliate received during the Fund's last fiscal year, after waivers and/or reimbursements.


ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                                         ACTUAL
                                                             MAXIMUM    ADVISORY
                                                             ADVISORY   FEES PAID
                                                               FEE      LAST YEAR
  COLUMBIA GOVERNMENT PLUS RESERVES                           0.20%       0.08%



  COLUMBIA PRIME RESERVES                                     0.20%       0.08%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or


  - materially change a sub-advisory agreement with a sub-adviser.


Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.


A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended August 31.


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COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

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OTHER SERVICE PROVIDERS


The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.


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COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

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Columbia Management Advisors, LLC is the administrator of the Funds (Administrator), and is responsible for overseeing the administrative operations of the Funds. The Funds pay the Administrator a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.


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COLUMBIA MANAGEMENT SERVICES, INC.


ONE FINANCIAL CENTER


BOSTON, MA 02111-2621


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Columbia Management Services, Inc. is the transfer agent for the Funds' shares (Transfer Agent), and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
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Buying, selling and exchanging shares

(DOLLAR SIGN GRAPHIC)

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WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

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This prospectus offers Institutional Class Shares of the Funds. Here are some general rules about this class of shares:

  - Institutional Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class may be used in connection with specific Cash Management Services programs, including programs designed for certain sweep account customers of Bank of America. This class of shares may be offered by:

    - Bank of America and certain of its affiliates

    - certain other financial institutions and intermediaries, including financial planners and investment advisers.

  - The minimum initial investment is $750,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Institutional Class Shares.

  - There is no minimum amount for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Institutional Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

Investors that purchase shares through financial institutions in connection with Cash Management Services programs may incur account-level fees in addition to the fees disclosed in this prospectus. These investors should review their Cash Management Services program disclosure documents for information regarding additional fees.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor. You can also contact your investment professional.


Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), taxpayer identification number and other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, Columbia Funds' Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Funds accommodate frequent trading.


Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on purchase or exchange transactions. The Funds reserve the right, but have no obligation, to reject any purchase or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.


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A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

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HOW SHARES ARE PRICED



All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):


  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Reserves


  - 9:45 a.m., 11:00 a.m. and 3:00 p.m. Eastern time each business day for each share class of Columbia Prime Reserves


First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND


The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED


Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 1.800.353.0828 for institutional investors or 1.800.345.6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good form by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:



  - If your order for Columbia Government Plus Reserves is received in good form by the Transfer Agent by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined (and in the case of purchases you'll receive that day's dividends).



  - If your order for Columbia Prime Reserves is received in good form by the Transfer Agent by 3:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends).



Investors are encouraged to place orders to sell as early in the day as possible. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.


TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.


  - Telephone orders may not be as secure as written orders. We will not be liable for following telephone instructions that we reasonably believe are genuine.



  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations.


  - Telephone orders may be difficult to complete during periods of significant economic or market change.

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THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

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(PLUS DOLLAR SIGN  BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Institutional Class Shares at net asset value per share.


        - For purchases via Fedwire, we must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).

             If we receive payment after this time, we'll cancel the order. We'll return any payment received for orders that we cancel. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.



        - If we do not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to redeem all or part of your holding of shares in any Fund in order to meet these costs.



        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.


        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.


        - You may purchase shares of a Fund by electronically transferring money from your bank account to your Fund account by calling 1.800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your request.

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"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS, FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828. NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.





 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

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(MINUS DOLLAR SIGN GRAPHIC)              SELLING SHARES

      Here are some general rules for selling shares:


        - For redemptions via Fedwire, we normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to HOW ORDERS ARE PROCESSED or contact the Transfer Agent.



        - You can sell up to an aggregate of $100,000 of shares by check via the telephone or through the internet to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone or internet orders.



        - If you paid for your shares by check, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.



        - If you hold any shares in certificate form, you will not be able to sell those shares until you return the certificate to the Transfer Agent.



        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.



        - You may sell shares of a Fund and request that the proceeds be electronically transferred to your bank account. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.



        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.



        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves and Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by the Fund or the determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.


        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:


        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.



        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you.



        - under certain other circumstances allowed under the 1940 Act.

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YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
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(ARROWS GRAPHIC)   EXCHANGING SHARES

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Institutional Class Shares of a Fund for Institutional Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.


        - We may limit the number of exchanges you can make within a specified period of time.


        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Shareholder administration fees and other compensation

(PERCENT GRAPHIC)

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FINANCIAL INSTITUTIONS AND INTERMEDIARIES MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.
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The Adviser, its affiliates and/or other financial institutions and intermediaries may receive a maximum annual shareholder administration fee of 0.04% of the average daily net assets of Institutional Class Shares of the Funds under a shareholder administration plan.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to eligible financial institutions and intermediaries for as long as the plan continues. We may reduce or discontinue payments at any time.


OTHER COMPENSATION -- FINANCIAL INTERMEDIARY PAYMENTS



The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Funds.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the average aggregate value of the Funds' shares in the intermediary's program on an annual basis. As of

September 1, 2005, the Board of Trustees has authorized the Funds to pay to any intermediary up to 0.11% of the average aggregate value of Fund shares in the intermediary's program on an annual basis for providing investor services. Charges of an intermediary in excess of that paid by a Fund will be borne by the Distributor or its affiliates.



The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained at www.columbiafunds.com or by calling
1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and the Distributor's affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes
(TAXES GRAPHIC)

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THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU
REINVEST YOUR DISTRIBUTIONS.
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ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.


  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, the gain is unrealized.


A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain, if any, to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.


Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds) or trade date (all other Funds), and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.



Different share classes of a Fund usually pay different net investment income distribution amounts because each class has different expenses.



We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the same Fund.

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THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

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HOW TAXES AFFECT YOUR INVESTMENT


Distributions of a Fund's ordinary income and net realized short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize significant capital gain, distributions of net realized long-term capital gain, if any, generally are taxable to you as long-term capital gain.



In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.



In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.


U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult your tax adviser about your specific tax situation.

WITHHOLDING TAX


We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if any of the following applies:


  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding


The IRS may also impose penalties against you if you don't give us a correct
TIN.


Amounts we withhold are applied as a credit against your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.


TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters


On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.



Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment adviser to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.



Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.



CIVIL LITIGATION



In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.



On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.



On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.



Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.



Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. The plaintiffs have moved to amend or alter the judgment, which motion is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights

(DOLLAR SIGN GRAPHIC)


The financial highlights tables are designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.



This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Funds' financial statements, is included in the Funds' annual report. The independent registered public accounting firm's report and the Funds' financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA GOVERNMENT PLUS RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                                      08/31/06(A)
  Net asset value, beginning of period                               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                       0.035
  LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.035)
  Net asset value, end of period                                     $1.00
  TOTAL RETURN(B)(C)                                                3.59%(d)
  ====================================================================================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                              $38,695
  Ratio of operating expenses to average
    net assets                                                    0.24%(e)(f)
  Ratio of net investment income/(loss)
    to average net assets                                         4.37%(e)(f)
  Ratio of waivers and/or expense
    reimbursements to average net assets                            0.12%(e)



(a) The Fund's Institutional Class Shares commenced operations on November 17, 2005 and on November 21, 2005, the Galaxy Institutional Government Money Market Fund was reorganized into the Fund. The Fund changed its fiscal year end from October 31 to August 31. The period shown is from November 17, 2005 through August 31, 2006.


(b) If the Fund's investment adviser and/or its affiliates had not waived or reimbursed a portion of expenses, total return would have been reduced.


(c) Total return at net asset value assuming all distributions reinvested.


(d) Not annualized.


(e) Annualized.


(f) The benefits derived from custody credits had an impact of less than 0.01%.


COLUMBIA PRIME RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  INSTITUTIONAL CLASS SHARES                                      08/31/06(A)
  Net asset value, beginning of period                               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                       0.036
  LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.036)
  Net asset value, end of period                                     $1.00
  TOTAL RETURN(B)(C)                                                3.66%(d)
  ====================================================================================================
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                              $353,269
  Ratio of operating expenses to average
    net assets                                                    0.20%(e)(f)
  Ratio of net investment income/(loss)
    to average net assets                                         4.73%(e)(f)
  Ratio of waivers and/or expense
    reimbursements to average net assets                            0.12%(e)



(a) The Fund's Institutional Class Shares commenced operations on November 22, 2005 and on November 23, 2005, the Galaxy Institutional Money Market Fund was reorganized into the Fund. The Fund changed its fiscal year end from October 31 to August 31. The period shown is from November 22, 2005 through August 31, 2006.


(b) If the Fund's investment adviser and/or its affiliates had not waived or reimbursed a portion of expenses, total return would have been reduced.


(c) Total return at net asset value assuming all distributions reinvested.


(d) Not annualized.


(e) Annualized.


(f) The benefits derived from custody credits had an impact of less than 0.01%.

Hypothetical investment and expense Information


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Funds, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in the Institutional Share Class of the Funds, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for the Funds, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

COLUMBIA GOVERNMENT PLUS RESERVES -- INSTITUTIONAL CLASS


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                             5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &      ANNUAL EXPENSE       AFTER FEES &     END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES        FEES & EXPENSES    EXPENSES
       1            5.00%              0.24%                4.76%            $10,476.00      $ 24.57
       2           10.25%              0.36%                9.62%            $10,962.09      $ 38.59
       3           15.76%              0.36%               14.71%            $11,470.73      $ 40.38
       4           21.55%              0.36%               20.03%            $12,002.97      $ 42.25
       5           27.63%              0.36%               25.60%            $12,559.91      $ 44.21
       6           34.01%              0.36%               31.43%            $13,142.69      $ 46.26
       7           40.71%              0.36%               37.53%            $13,752.51      $ 48.41
       8           47.75%              0.36%               43.91%            $14,390.62      $ 50.66
       9           55.13%              0.36%               50.58%            $15,058.35      $ 53.01
      10           62.89%              0.36%               57.57%            $15,757.06      $ 55.47
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,757.06
  TOTAL ANNUAL FEES & EXPENSES                                                               $443.81


COLUMBIA PRIME RESERVES -- INSTITUTIONAL CLASS


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                       CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &      ANNUAL EXPENSE        AFTER FEES &     END BALANCE AFTER    FEES &
     YEAR         EXPENSES              RATIO              EXPENSES        FEES & EXPENSES    EXPENSES
       1            5.00%               0.20%                4.80%            $10,480.00      $ 20.48
       2           10.25%               0.32%                9.70%            $10,970.46      $ 34.32
       3           15.76%               0.32%               14.84%            $11,483.88      $ 35.93
       4           21.55%               0.32%               20.21%            $12,021.33      $ 37.61
       5           27.63%               0.32%               25.84%            $12,583.93      $ 39.37
       6           34.01%               0.32%               31.73%            $13,172.85      $ 41.21
       7           40.71%               0.32%               37.89%            $13,789.34      $ 43.14
       8           47.75%               0.32%               44.35%            $14,434.68      $ 45.16
       9           55.13%               0.32%               51.10%            $15,110.23      $ 47.27
      10           62.89%               0.32%               58.17%            $15,817.39      $ 49.48
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,817.39
  TOTAL ANNUAL FEES & EXPENSES                                                                $393.97

--------------------------------------------------------------------------------


THIS GLOSSARY INCLUDES EXPLANATIONS OF IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.


--------------------------------------------------------------------------------


Terms used in this prospectus
(BOOK GRAPHIC)


80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of the Fund's assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.



AMORTIZED COST METHOD -- under Rule 2a-7 under the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.


AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.


DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.



FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from two, or in some circumstances one, nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.


FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard &

Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.


LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.



MONEY MARKET INSTRUMENT -- a high quality, short-term debt security that pays interest based on a fixed, variable or floating rate and is considered to mature in 13 months or less. Money market instruments include, but are not limited to, U.S. Treasury obligations, U.S. government obligations, certificates of deposit and time deposits, bankers' acceptances, commercial paper, corporate bonds, extendible commercial notes, asset backed securities, funding agreements, repurchase agreements and certain municipal securities.


MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.


NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.


PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)

WHERE TO FIND MORE INFORMATION

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
www.columbiafunds.com

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-09645
Columbia Funds Series Trust

INT-36/127033-0307

COLUMBIA MANAGEMENT(R)




                                       Money Market Funds

                                       Prospectus -- Liquidity Class Shares


                                       March 1, 2007


                                       Columbia Government Plus Reserves

                                       Columbia Prime Reserves


                                       THE SECURITIES AND EXCHANGE COMMISSION
                                       (SEC) HAS NOT APPROVED OR DISAPPROVED
                                       THESE SECURITIES OR DETERMINED IF THIS
                                       PROSPECTUS IS TRUTHFUL OR COMPLETE.

                                       ANY REPRESENTATION TO THE CONTRARY IS A
                                       CRIMINAL OFFENSE.


NOT FDIC-INSURED                                                NOT BANK ISSUED
 NOT BANK GUARANTEED                                             MAY LOSE VALUE

AN OVERVIEW OF THE FUNDS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 35.



YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.



AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS AND MAY BE COMPENSATED OR INCENTED IN CONNECTION WITH THE SALE OF THE FUNDS.



YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.


--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about some Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions.

This prospectus offers Liquidity Class Shares of the Funds. This class of shares is designed primarily for financial institutions and intermediaries for their own accounts, and for certain of their client accounts. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUNDS

The Money Market Funds seek to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

ARE THESE FUNDS RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Money Market Funds may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

They may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of each Fund's investment objective, principal investment strategies and principal risks in the Fund descriptions that start on page 4.

FOR MORE INFORMATION

If you have any questions about the Funds, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Funds in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Funds
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE FUNDS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH FUND.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 17.

--------------------------------------------------------------------------------


COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
COLUMBIA PRIME RESERVES                                          9
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     14
------------------------------------------------------------------
HOW THE FUNDS ARE MANAGED                                       17

About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         19
     How orders are processed                                   21
  How selling and servicing agents are paid                     25
  Distributions and taxes                                       27
  Legal matters                                                 29
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            31
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 33
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   35
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 17.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S.
                   government, some of which may have floating interest or variable interest rates, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------







 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Government Plus Reserves may have the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.



      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.



      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.


      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, potentially high or confiscatory levels of taxation, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.


      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.



--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year.





               2006
               ----
               4.70%



              *Year-to-date return as of January 31, 2007: 0.42%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD





         BEST: 4TH QUARTER 2006:                   1.23%
         WORST: 1ST QUARTER 2006:                  1.02%



      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006






                                                                          LIFE OF
                                                                 1 YEAR    FUND*
         LIQUIDITY CLASS SHARES                                  4.70%     4.63%






      *The Fund's Liquidity Class Shares commenced operations on November 17,
       2005. On November 21, 2005, the Galaxy Institutional Government Money Market Fund was reorganized into the Fund.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.


THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Liquidity Class Shares can be found in the section HYPOTHETICAL INVESTMENT
                   AND EXPENSE INFORMATION.



         SHAREHOLDER FEES                                           Liquidity Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Distribution (12b-1) and shareholder servicing fees             0.25%



         Other expenses                                                  0.05%
                                                                          ---------



         Total annual Fund operating expenses                            0.57%



         Fee waivers and/or reimbursements                              (0.22)%
                                                                          ---------



         Total net expenses(2)                                           0.35%
                                                                          =========


      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.


      (2)The Fund's investment adviser and/or some of its other service providers have contractually agreed to waive fees and/or reimburse expenses until December 31, 2007. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2007.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire December 31, 2007 and are not reflected in the 3, 5, and 10 year examples


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         LIQUIDITY CLASS SHARES                  $36      $160      $296       $693

COLUMBIA PRIME RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THIS FUND'S ADVISER.




 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 17.

THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.


FIRST-TIER SECURITIES



A FIRST-TIER SECURITY IS A SHORT-TERM DEBT SECURITY THAT'S AN ELIGIBLE INVESTMENT FOR MONEY MARKET FUNDS. IT'S "FIRST-TIER" BECAUSE IT'S BEEN GIVEN A RATING IN THE HIGHEST CREDIT RATING CATEGORY BY TWO, OR IN SOME CIRCUMSTANCES ONE, NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATION (NRSRO) OR IS CONSIDERED TO BE OF COMPARABLE QUALITY.


--------------------------------------------------------------------------------



(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily in high quality short-term debt obligations of U.S.
                   and foreign issuers, including, but not limited to, commercial paper;
                   asset-backed commercial paper; notes and bonds issued by U.S. and foreign corporations; obligations issued by the U.S. Treasury and by U.S. government agencies, authorities, instrumentalities or sponsored enterprises or by foreign governments and their political subdivisions and instrumentalities; taxable and tax-exempt municipal securities; obligations issued by U.S. and foreign banks, such as certificates of deposit and time deposits, some of which may have floating interest or variable interest rates; repurchase agreements; funding agreements; and other high quality short-term obligations.



The Fund may also invest in other money market funds, consistent with its investment objective and strategies. When the portfolio management team believes conditions warrant, the Fund may invest more than 25% of its assets in U.S. dollar denominated bank obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks and in U.S. government obligations, including U.S. Treasury obligations.


U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).


The Fund will only buy first-tier securities. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.


The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------







 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Prime Reserves may have the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.



      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.



      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.


      - CREDIT RISK -- Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, potentially high or confiscatory levels of taxation, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.


      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.

FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's Liquidity Class Shares has varied from year to year.





               2006
               ----
               4.57%



              *Year-to-date return as of January 31, 2007: 0.39%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD





         BEST: 4TH QUARTER 2006:                   1.17%
         WORST: 1ST QUARTER 2006:                  1.04%



      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006






                                                                          LIFE OF
                                                                 1 YEAR    FUND*
         LIQUIDITY CLASS SHARES                                  4.57%     4.53%






      *The Fund's Liquidity Class Shares commenced operations on November 22,
       2005. On November 23, 2005, the Galaxy Institutional Money Market Fund was reorganized into the Fund.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.


THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fees and expense information relating to Liquidity Class Shares can be found in the section HYPOTHETICAL
                   INVESTMENT AND EXPENSE INFORMATION.



         SHAREHOLDER FEES                                           Liquidity Class
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                              0.27%



         Distribution (12b-1) and shareholder servicing fees             0.25%



         Other expenses                                                  0.01%
                                                                          ---------



         Total annual Fund operating expenses                            0.53%



         Fee waivers and/or reimbursements                              (0.22)%
                                                                          ---------



         Total net expenses(2)                                           0.31%
                                                                          =========


      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.


      (2)The Fund's investment adviser and/or some of its other service providers have contractually agreed to waive fees and/or reimburse expenses until December 31, 2007. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2007.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Liquidity Class Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire December 31, 2007 and are not reflected in the 3, 5, and 10 year examples


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         LIQUIDITY CLASS SHARES                  $32      $148      $274       $644

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about each Fund's investment objective, principal investment strategies and risks in the descriptions starting on page
4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Funds, like all money market funds:


         - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less



         - must maintain an average dollar-weighted maturity of 90 days or less



        Also, the Funds:



         - may normally invest no more than 5% of their total assets in securities of the same issuer, other than U.S. government securities; however, they may invest up to 25% of their total assets in first-tier securities of a single issuer for up to three business days



         - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities



      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Fund can be changed without shareholder approval. The 80% Policy of certain Funds may be changed without shareholder approval by giving shareholders at least 60 days' notice. The 80% Policy of certain other Funds and other investment policies of any Fund may be changed only with shareholder approval.


      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- A Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. A Fund may not achieve its investment objective while it is investing defensively. Any cash a Fund holds for defensive or other reasons may not earn income.


      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to some or all of the Funds, including investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including interfund lending and securities lending services, or make loans to the Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.



      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Columbia Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund's complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds' website, www.columbiafunds.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.



      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.


      - PORTFOLIO TRANSACTION COSTS -- Each Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee tables. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.


      - OTHER TYPES OF INVESTMENTS -- This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Funds are managed
(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110


COLUMBIA MANAGEMENT GROUP, LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER (COLUMBIA MANAGEMENT ADVISORS, LLC) AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.


--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Money Market Funds described in this prospectus.



The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments. The Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.



Columbia Management currently has approximately $312 billion in assets under management, which consists of assets under the discretionary management of both the Adviser and Columbia Wanger Asset Management, L.P.



Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.



A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Funds' annual report to shareholders for the fiscal year ended August 31.



The Adviser has agreed to waive fees and/or reimburse expenses for certain Funds until December 31, 2007. You'll find a discussion of any waiver and/or reimbursement in the Fund descriptions. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.



The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Fund's last fiscal year, after waivers and/or reimbursements:


ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                              MAXIMUM     ACTUAL
                                                              ADVISORY   FEE PAID
                                                                FEE      LAST YEAR
  COLUMBIA GOVERNMENT PLUS RESERVES                            0.20%       0.08%



  COLUMBIA PRIME RESERVES                                      0.20%       0.08%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for each Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Funds' needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that a Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or


  - materially change a sub-advisory agreement with a sub-adviser.


Applicable law requires a Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Funds have applied for relief from the SEC to permit the Funds to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or a Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Funds obtain the relief, each Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.


A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended August 31.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS


The Funds are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.



--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------



Columbia Management Advisors, LLC is the administrator of the Funds (Administrator), and is responsible for overseeing the administrative operations of the Funds. The Funds pay the Administrator a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Funds, and is paid monthly.



--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.


ONE FINANCIAL CENTER
BOSTON, MA 02111-2621


--------------------------------------------------------------------------------



Columbia Management Services, Inc. is the transfer agent for the Funds' shares (Transfer Agent), and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Liquidity Class Shares of the Funds. Here are some general rules about this class of shares:

  - Liquidity Class Shares are available on a direct basis or through certain financial institutions and intermediaries for their own accounts, and for certain client accounts for which they may provide automated cash management or other similar services (Cash Management Services). This share class may be used in connection with specific Cash Management Services programs, including programs designed for certain sweep account customers of Bank of America. This class of shares may be offered by:

     - Bank of America and certain of its affiliates

     - certain other financial institutions and intermediaries.

  - The minimum initial investment is $500,000. Financial institutions or intermediaries can total the investments they make on behalf of their clients to meet the minimum initial investment amount. Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Liquidity Class Shares.

  - There is no minimum for additional investments.

  - There are no sales charges for buying, selling or exchanging these shares.

  - Please contact your investment professional for more information about the availability of this share class.

You'll find more information about buying, selling and exchanging Liquidity Class Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

Investors that purchase shares through financial institutions in connection with Cash Management Services programs may incur account-level fees in addition to the fees disclosed in this prospectus. These investors should review their Cash Management Services program disclosure documents for information regarding additional fees.

The Funds also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.


Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), taxpayer identification number and other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Funds) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, Columbia Funds' Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Funds accommodate frequent trading.


Except as expressly described in this prospectus (such as minimum purchase amounts), the Funds have no limits on purchase or exchange transactions. The Funds reserve the right, but have no obligation, to reject any purchase or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.


--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE MONEY MARKET FUNDS RESERVE THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.

IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

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HOW SHARES ARE PRICED


All transactions are based on the price of a Fund's shares -- or its net asset value per share. We calculate net asset value per share at the following times (unless the Fund closes early):


  - 9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Reserves


  - 9:45 a.m., 11:00 a.m. and 3:00 p.m. Eastern time each business day for each share class of Columbia Prime Reserves


First, we calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Funds, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN A FUND

The value of a Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Money Market Funds.

HOW ORDERS ARE PROCESSED


Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 1.800.353.0828 for institutional investors or 1.800.345.6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good form by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:



  - If your order for Columbia Government Plus Reserves is received in good form by the Transfer Agent by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends).



  - If your order for Columbia Prime Reserves is received in good form by the Transfer Agent by 3:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends).



Investors are encouraged to place orders to sell as early in the day as possible. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.


TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.


  - Telephone orders may not be as secure as written orders. We will not be liable for following telephone instructions that we reasonably believe are genuine.



  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations.


  - Telephone orders may be difficult to complete during periods of significant economic or market change.

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THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A FUND EVERY BUSINESS DAY.

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(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Liquidity Class Shares at net asset value per share.


        - For purchases via Fedwire, we must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).



          If we receive payment after this time, we'll cancel the order. We'll return any payment received for orders that we cancel. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.



        - If we do not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to redeem all or part of your holding of shares in any Fund in order to meet these costs.



        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.


        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.


        - You may purchase shares of a Fund by electronically transferring money from your bank account to your Fund account by calling 1.800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your request.

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"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS, FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.

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(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:


        - For redemptions via Fedwire, we normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to HOW ORDERS ARE PROCESSED or contact the Transfer Agent.



        - You can sell up to an aggregate of $100,000 of shares by check via the telephone or through the internet to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone or internet orders.



        - If you paid for your shares by check, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.


        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.


        - If you hold any shares in certificate form, you will not be able to sell those shares until you return the certificate to the Transfer Agent.



        - You may sell shares of a Fund and request that the proceeds be electronically transferred to your bank account. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.



        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.



        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves and Columbia Prime Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in
          Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by the Fund or the determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.



        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.


      We may sell your shares:


        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Transfer Agent will send you written notification of such action and provide details on how you can add money to your account to avoid this penalty.



        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you.



        - under certain other circumstances allowed under the 1940 Act.

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YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

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(EXCHANGING SHARES EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange Liquidity Class Shares of a Fund for Liquidity Class Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.


        - We may limit the number of exchanges you can make within a specified period of time.


        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until Transfer Agent has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

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THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12b-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12b-1 OF THE 1940 ACT.

THE SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

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Selling and servicing agents usually receive compensation based on your investment in the Funds. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

DISTRIBUTION (12b-1) AND SHAREHOLDER SERVICING FEES

The Distributor and selling and servicing agents are compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The Distributor may receive a maximum annual distribution (12b-1) fee of 0.25% of the average daily net assets of Liquidity Class Shares of each Fund, some or all of which may be paid to selling agents.

Servicing agents may receive a maximum annual shareholder servicing fee of 0.25% of the average daily net assets of Liquidity Class Shares of each Fund.

Under the distribution and shareholder servicing plans the Funds make payments up to the maximums discussed above, however, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of each Fund's Liquidity Class Shares.

Fees are calculated daily and paid monthly. Because these fees are paid out of the Funds' assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Funds pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.


OTHER COMPENSATION -- FINANCIAL INTERMEDIARY PAYMENTS



The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Funds.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the average aggregate value of the Funds' shares in the intermediary's program on an annual basis. As of September 1, 2005, the Board of Trustees has authorized the Funds to pay to any intermediary up to 0.11% of the average aggregate value of Fund shares in the intermediary's program on an annual basis for providing investor services. Charges of an intermediary in excess of that paid by a Fund will be borne by the Distributor or its affiliates.



The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Funds. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained at www.columbiafunds.com or by calling
1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and the Distributor's affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes
(TAXES GRAPHIC)

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THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

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ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.


  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, the gain is unrealized.


A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain, if any, to its shareholders. The Funds intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Funds won't have to pay any federal income tax. When a Fund makes this kind of a payment, it's split among all shares and is called a distribution.

Although the Funds do not expect to realize any capital gain, any capital gain realized by a Fund will be distributed at least once a year. The Funds declare distributions of net investment income each business day, and pay them on the first business day of each month. Normally, each Fund will declare and pay distributions of net investment income as indicated above. The Funds may, however, declare and pay distributions of net investment income more frequently.


Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds) or trade date (all other Funds), and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.



Different share classes of a Fund usually pay different net investment income distribution amounts because each class has different expenses.



We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the Fund.

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THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

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HOW TAXES AFFECT YOUR INVESTMENT


Distributions of a Fund's ordinary income and net realized short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Funds do not expect to realize significant capital gain, distributions of net realized long-term capital gain, if any, generally are taxable to you as long-term capital gain.



In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.



In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.


U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest a Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult your tax adviser about your specific tax situation.

WITHHOLDING TAX


We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if any of the following applies:


  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.


Amounts we withhold are applied as a credit against your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.


TAXATION OF REDEMPTIONS AND EXCHANGES

As long as a Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters


On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.



Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment adviser to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.



Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.



CIVIL LITIGATION



In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.



On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.



On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.



Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company - involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.



Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. The plaintiffs have moved to amend or alter the judgment, which motion is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights

(DOLLAR SIGN GRAPHIC)


The financial highlights tables are designed to help you understand how the Funds have performed for the past five years or, if shorter, the period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.



This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Funds' financial statements, is included in the Funds' annual report. The independent registered public accounting firm's report and the Funds' financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA GOVERNMENT PLUS







FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

RESERVES



                                                                  PERIOD ENDED
  LIQUIDITY CLASS SHARES                                          08/31/06(A)
  Net asset value, beginning of period                               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                       0.035
  LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.035)
  Net asset value, end of period                                     $1.00
  TOTAL RETURN(B)(C)                                                3.50%(d)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $10
  Ratio of operating expenses to average
    net assets                                                    0.35%(e)(f)
  Ratio of net investment income/(loss)
    to average net assets                                         4.38%(e)(f)
  Ratio of waivers and/or expense
    reimbursements to average net assets                            0.22%(e)



(a) The Fund's Liquidity Class Shares commenced operations on November 17, 2005 and on November 21, 2005, the Galaxy Institutional Government Money Market Fund was reorganized into the Fund. The Fund changed its fiscal year end from October 31 to August 31. The period shown is from November 17, 2005 through August 31, 2006.


(b) If the Fund's investment adviser and/or its affiliates had not waived or reimbursed a portion of expenses, total return would have been reduced.


(c) Total return at net asset value assuming all distributions reinvested.


(d) Not annualized.


(e) Annualized.


(f) The benefits derived from custody credits had an impact of less than 0.01%.


COLUMBIA PRIME RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  LIQUIDITY CLASS SHARES                                          08/31/06(A)
  Net asset value, beginning of period                               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                       0.034
  LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.034)
  Net asset value, end of period                                     $1.00
  TOTAL RETURN(B)(C)                                                3.41%(d)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                                $10
  Ratio of operating expenses to average
    net assets                                                    0.31%(e)(f)
  Ratio of net investment income/(loss)
    to average net assets                                         4.55%(e)(f)
  Ratio of waivers and/or expense
    reimbursements to average net assets                            0.22%(e)



(a) The Fund's Liquidity Class Shares commenced operations on November 22, 2005 and on November 23, 2005, the Galaxy Institutional Money Market Fund was reorganized into the Fund. The Fund changed its fiscal year end from October 31 to August 31. The period shown is from November 22, 2005 through August 31, 2006.


(b) If the Fund's investment adviser and/or its affiliates had not waived or reimbursed a portion of expenses, total return would have been reduced.


(c) Total return at net asset value assuming all distributions reinvested.


(d) Not annualized.


(e) Annualized.


(f) The benefits derived from custody credits had an impact of less than 0.01%.

Hypothetical investment and expense information



The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Funds, including investment advisory fees and other Fund costs, on the Funds' returns over a 10-year period. The charts show the estimated expenses that would be charged on a hypothetical investment of $10,000 in the Liquidity Class Shares of the Funds, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratios used for the Funds, which are the same as those stated in the Annual Fund Operating Expenses tables, are presented in the charts, and are net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge, if any, but do not reflect any contingent deferred sales charges, if any, which my be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

COLUMBIA GOVERNMENT PLUS RESERVES -- LIQUIDITY CLASS


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                             5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE       AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO             EXPENSES         FEES & EXPENSES    EXPENSES
       1      5.00%......              0.35%                4.65%            $10,465.00      $ 35.81
       2           10.25%              0.57%                9.29%            $10,928.60      $ 60.97
       3           15.76%              0.57%               14.13%            $11,412.74      $ 63.67
       4           21.55%              0.57%               19.18%            $11,918.32      $ 66.49
       5           27.63%              0.57%               24.46%            $12,446.30      $ 69.44
       6           34.01%              0.57%               29.98%            $12,997.67      $ 72.52
       7           40.71%              0.57%               35.73%            $13,573.47      $ 75.73
       8           47.75%              0.57%               41.75%            $14,174.78      $ 79.08
       9           55.13%              0.57%               48.03%            $14,802.72      $ 82.59
      10           62.89%              0.57%               54.58%            $15,458.48      $ 86.24
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,458.48
  TOTAL ANNUAL FEES & EXPENSES                                                               $$692.54


COLUMBIA PRIME RESERVES -- LIQUIDITY CLASS


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                             5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE       AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO             EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.31%                4.69%            $10,469.00      $ 31.73
       2           10.25%              0.53%                9.37%            $10,936.96      $ 56.73
       3           15.76%              0.53%               14.26%            $11,425.85      $ 59.26
       4           21.55%              0.53%               19.37%            $11,936.58      $ 61.91
       5           27.63%              0.53%               24.70%            $12,470.15      $ 64.68
       6           34.01%              0.53%               30.28%            $13,027.56      $ 67.57
       7           40.71%              0.53%               36.10%            $13,609.89      $ 70.59
       8           47.75%              0.53%               42.18%            $14,218.26      $ 73.74
       9           55.13%              0.53%               48.54%            $14,853.81      $ 77.04
      10           62.89%              0.53%               55.18%            $15,517.78      $ 80.48
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,517.78
  TOTAL ANNUAL FEES & EXPENSES                                                               $643.73

--------------------------------------------------------------------------------


THIS GLOSSARY INCLUDES EXPLANATIONS OF IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.


--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)


80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of the Fund's assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.



AMORTIZED COST METHOD -- under Rule 2a-7 under the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.


AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.


DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.



FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from two, or in some circumstances one, nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.


FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.


MONEY MARKET INSTRUMENT -- a high quality, short-term debt security that pays interest based on a fixed, variable or floating rate and is considered to mature in 13 months or less. Money market instruments include, but are not limited to, U.S. Treasury obligations, U.S. government obligations, certificates of deposit and time deposits, bankers' acceptances, commercial paper, corporate bonds, extendible commercial notes, asset backed securities, funding agreements, repurchase agreements and certain municipal securities.


MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.


NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.


PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATIONS -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)

WHERE TO FIND MORE INFORMATION

You'll find more information about Columbia Money Market Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Funds and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Funds and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
www.columbiafunds.com


Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust


INT-36/127034-0307

COLUMBIA MANAGEMENT(R)




                                       Money Market Funds

                                       Prospectus -- G-Trust Shares


                                       March 1, 2007


                                       Columbia Government Plus Reserves


                                       THE SECURITIES AND EXCHANGE COMMISSION
                                       (SEC) HAS NOT APPROVED OR DISAPPROVED
                                       THESE SECURITIES OR DETERMINED IF THIS
                                       PROSPECTUS IS TRUTHFUL OR COMPLETE.

                                       ANY REPRESENTATION TO THE CONTRARY IS A
                                       CRIMINAL OFFENSE.



NOT FDIC-INSURED                                                 NOT BANK ISSUED
 NOT BANK GUARANTEED                                             MAY LOSE VALUE

AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 30.



YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.



AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS AND MAY BE COMPENSATED OR INCENTED IN CONNECTION WITH THE SALE OF THE FUNDS.



YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.


--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about one of the Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions. SUBJECT TO CERTAIN LIMITED EXCEPTIONS, THE FUND IS NO LONGER ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. PLEASE SEE THE FUND'S DESCRIPTION FOR MORE INFORMATION.


This prospectus offers G-Trust Shares of the Fund. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUND

The Fund seeks to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

IS THIS FUND RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Fund may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

It may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of the Fund's investment objective, principal investment strategies and principal risks in the Fund description that starts on page 4.

FOR MORE INFORMATION

If you have any questions about the Fund, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Fund
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE FUND. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND.





 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 12.


--------------------------------------------------------------------------------



COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      9
------------------------------------------------------------------
HOW THE FUND IS MANAGED                                         12


About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         14
      How orders are processed                                  15
  Financial intermediary payments                               20
  Distributions and taxes                                       22
  Legal matters                                                 24
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            26
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 28
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   30
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THE FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 12.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.

(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S.
                   government, some of which may have floating interest or variable interest rates, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN G-TRUST SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF G-TRUST SHARES OF OTHER
                   FUNDS.

      Columbia Government Plus Reserves may have the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.



      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.



      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.


      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.


      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, potentially high or confiscatory levels of taxation, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.



      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.


FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.


--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*




      The bar chart shows you how the performance of the Fund's G-Trust Shares has varied from year to year.



               2006
               ----
               4.90%



              *Year-to-date return as of January 31, 2007: 0.43%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD





         BEST: 4TH QUARTER 2006:                   1.29%
         WORST: 1ST QUARTER 2006:                  1.06%



      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006






                                                                           LIFE OF
                                                                  1 YEAR    FUND*
         G-TRUST SHARES                                           4.90%     4.79%






      *The Fund's G-Trust Shares commenced operations on November 21, 2005. On
       November 21, 2005, the Galaxy Government Money Market Fund's Trust Shares were reorganized into the Fund's G-Trust Shares.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.


THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

--------------------------------------------------------------------------------



(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to G-Trust Shares can be found in the section HYPOTHETICAL INVESTMENT AND
                   EXPENSE INFORMATION.



         SHAREHOLDER FEES                                              G-Trust
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.27%



         Other expenses                                                 0.05%
                                                                         -----



         Total annual Fund operating expenses                           0.32%



         Fee waivers and/or reimbursements                             (0.12)%
                                                                         -----



         Total net expenses(2)                                          0.20%
                                                                         =====


      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.


      (2)The Fund's investment adviser and/or some of its other service providers have contractually agreed to waive fees and/or reimburse expenses until December 31, 2007. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2007.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in G-Trust Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire December 31, 2007 and are not reflected in the 3, 5, and 10 year examples


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         G-TRUST SHARES                          $20       $91      $168       $394

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about the Fund's investment objective, principal investment strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:


      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:



        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less



        - must maintain an average dollar-weighted maturity of 90 days or less



        Also, the Fund:



        - may normally invest no more than 5% of its total assets in securities of the same issuer, other than U.S. government securities; however, it may invest up to 25% of its total assets in first-tier securities of a single issuer for up to three business days



        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities



      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Fund can be changed without shareholder approval. The 80% Policy of the Fund may be changed without shareholder approval by giving shareholders at least 60 days' notice.


      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons may not earn income.


      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Fund, including investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.



      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Columbia Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund's complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds' website, www.columbiafunds.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.



      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.



      - PORTFOLIO TRANSACTION COSTS -- The Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee table. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.


      - OTHER TYPES OF INVESTMENTS -- This prospectus describes the Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. The Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Fund is managed

(PEOPLE GRAPHIC)

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COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110


COLUMBIA MANAGEMENT GROUP, LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER (COLUMBIA MANAGEMENT ADVISORS, LLC) AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.


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INVESTMENT ADVISER


The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Money Market Fund described in this prospectus.



The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments. The Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.



Columbia Management currently has approximately $312 billion in assets under management, which consists of assets under the discretionary management of both the Adviser and Columbia Wanger Asset Management, L.P.



Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.



A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Fund's annual report to shareholders for the fiscal year ended August 31.



The Adviser has agreed to waive fees and/or reimburse expenses for the Fund until December 31, 2007. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.


The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Fund's last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA GOVERNMENT PLUS RESERVES                           0.20%       0.08%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or

  - materially change a sub-advisory agreement with a sub-adviser.

Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Fund have applied for relief from the SEC to permit the Fund to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.


A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended August 31.


OTHER SERVICE PROVIDERS

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

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The Fund is distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.



--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------



Columbia Management Advisors, LLC is the administrator of the Fund (Administrator), and is responsible for overseeing the administrative operations of the Fund. The Fund pays the Administrator a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.



--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.


ONE FINANCIAL CENTER


BOSTON, MA 02111-2621


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Columbia Management Services, Inc. is the transfer agent for the Funds' shares (Transfer Agent), and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
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Buying, selling and exchanging shares
(DOLLAR SIGN GRAPHIC)

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WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.


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This prospectus offers G-Trust Shares of the Fund. Here are some general rules about this class of shares:

  - Subject to certain limited exceptions discussed below, G-Trust Shares are only available to existing shareholders of G-Trust Shares.



  - The minimum initial investment for an existing shareholder opening a new account is $2,500, and the minimum amount for any additional investments thereafter is $50.


G-Trust Shares of the Fund are available for purchase by investors maintaining a qualified account at a bank or trust institution, including subsidiaries of Bank of America Corporation. Qualified accounts include discretionary investment management accounts, custodial accounts, agency accounts and different types of tax-advantaged accounts. Your institution can provide more information about which types of accounts are eligible.

You'll find more information about buying, selling and exchanging G-Trust Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.


Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), taxpayer identification number and other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.




Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, Columbia Funds' Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund accommodates frequent trading.

Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on purchase or exchange transactions. The Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.



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A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE FUND RESERVES THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.



IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.


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HOW SHARES ARE PRICED



All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share at 9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Reserves (unless the Fund closes early).




First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.




Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.



VALUING SECURITIES IN THE FUND



The value of the Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Fund.


HOW ORDERS ARE PROCESSED


Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 1.800.353.0828 for Institutional Investors or 1.800.345.6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good form by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:


  - If your order for Columbia Government Plus Reserves is received in good form by the Transfer Agent by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends).


Investors are encouraged to place orders to sell as early in the day as possible. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.


  - Telephone orders may not be as secure as written orders. We will not be liable for following telephone instructions that we reasonably believe are genuine.




  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations.


  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.



--------------------------------------------------------------------------------



(PLUS SIGN DOLLAR         BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:



        - You buy G-Trust Shares at net asset value per share.




        - For purchases via Fedwire, we must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).



          If we receive payment after this time, we'll cancel the order. We'll return any payment received for orders that we cancel. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.





        - If we do not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to redeem all or part of your holding of shares in any Fund in order to meet these costs.




        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.



        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.




        - You may purchase shares of a Fund by electronically transferring money from your bank account to your Fund account by calling 1.800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your request.

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"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS, FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.






 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.


--------------------------------------------------------------------------------



(MINUS SIGN DOLLAR        SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:




        - For redemptions via Fedwire, we normally send the sale proceeds by Fedwire as soon as practicable following the net asset value determination time applicable to your order. For more information please refer to HOW ORDERS ARE PROCESSED or contact the Transfer Agent.





        - You can sell up to an aggregate of $100,000 of shares by check via the telephone or through the internet to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone or internet orders.





        - If you paid for your shares by check, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.




        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.




        - If you hold any shares in certificate form, you will not be able to sell those shares until you return the certificate to the Transfer Agent.





        - You may sell shares of a Fund and request that the proceeds be electronically transferred to your bank account. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.




        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.




        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by the Fund or the determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.





        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.








        - ACCOUNTS BELOW $250 -- We will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Please contact the

          Transfer Agent, review our website at www.columbiafunds.com, call
          1.800.345.6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.






          We may also sell your shares if a financial institution or intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.





        - MINIMUM BALANCE FEE -- Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. Please contact the Transfer Agent, review our website at www.columbiafunds.com, call 1.800.345.6611 or contact your investment professional for more information.






          We reserve the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.





        - EXCEPTIONS TO THE POLICY -- The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

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YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------



             EXCHANGING SHARES


             (ARROWS GRAPHIC)



      You can generally sell shares of the Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can generally exchange G-Trust Shares of the Fund for G-Trust Shares of any other Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Fund that is accepting investments.


        - We may limit the number of exchanges you can make within a specified period of time.


        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

Financial intermediary payments

(PERCENT GRAPHIC)

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THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.


--------------------------------------------------------------------------------



The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the average aggregate value of the Fund's shares in the intermediary's program on an annual basis. As of September 1, 2005, the Board of Trustees has authorized the Fund to pay to any intermediary up to 0.11% of the average aggregate value of Fund shares in the intermediary's program on an annual basis for providing investor services. Charges of an intermediary in excess of that paid by the Fund will be borne by the Distributor or its affiliates.



The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the

Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained at www.columbiafunds.com or by calling
1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and the Distributor's affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes
(TAX DOLLAR GRAPHIC)

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THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

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ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.


  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, the gain is unrealized.


A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain, if any, to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it is split among all shares and is called a distribution.

Although the Fund does not expect to realize any capital gain, any capital gain realized by the Fund will be distributed at least once a year. The Fund declares distributions of net investment income each business day, and pays them on the first business day of each month. Normally, the Fund will declare and pay distributions of net investment income as indicated above. The Fund may, however, declare and pay distributions of net investment income more frequently.


Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds) or trade date (all other Funds), and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.



Different share classes of the Fund usually pay different net investment income distribution amounts because each class has different expenses.



We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the same Fund.

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THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUNDS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT


Distributions of the Fund's ordinary income and net realized short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Fund does not expect to realize significant capital gain, distributions of net realized long-term capital gain, if any, generally are taxable to you as long-term capital gain.



In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.



In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.


U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult your tax adviser about your specific tax situation.

WITHHOLDING TAX


We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if any of the following applies:


  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.


Amounts we withhold are applied as a credit against your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.


TAXATION OF REDEMPTIONS AND EXCHANGES

As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters


On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.



Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment adviser to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.



Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.



CIVIL LITIGATION



In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.



On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.



On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.



Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.



Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. The plaintiffs have moved to amend or alter the judgment, which motion is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights

(DOLLAR SIGN GRAPHIC)


The financial highlights tables are designed to help you understand how the Fund has performed for the past five years or, if shorter, the period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.



This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund's financial statements, is included in the Fund's annual report. The independent registered public accounting firm's report and the Fund's financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA GOVERNMENT PLUS RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



  G-TRUST SHARES                                            PERIOD ENDED 08/31/06(A)
  Net asset value, beginning of period                               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                       0.035
  LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.035)
  Net asset value, end of period                                     $1.00
  TOTAL RETURN(B)(C)                                                3.59%(d)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                              $198,528
  Ratio of operating expenses to average
    net assets                                                    0.20%(e)(f)
  Ratio of net investment income/(loss)
    to average net assets                                         4.44%(e)(f)
  Ratio of waivers and/or expense
    reimbursements to average net assets                            0.12%(e)



(a) The Fund's G-Trust Shares commenced operations on November 21, 2005 and on November 21, 2005, the Galaxy Government Money Market Fund's Trust Shares were reorganized into the Fund's G-Trust Shares. The Fund changed its fiscal year end from October 31 to August 31. The period shown is from November 21, 2005 through August 31, 2006.


(b) If the Fund's investment adviser and/or its affiliates had not waived or reimbursed a portion of expenses, total return would have been reduced.


(c) Total return at net asset value assuming all distributions reinvested.


(d) Not annualized.


(e) Annualized.


(f) The benefits derived from custody credits had an impact of less than 0.01%.

Hypothetical investment and expense Information


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in G-Trust shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, but does not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected the "Hypothetical Year-End Balance After Fees and Expenses" amounts shown would be lower and the "Annual Fees And Expenses" amounts shown would be higher.

COLUMBIA GOVERNMENT PLUS RESERVES -- G-TRUST CLASS


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT      ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                              5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN    HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &     ANNUAL EXPENSE        AFTER FEES &      END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES         FEES & EXPENSES    EXPENSES
       1            5.00%              0.20%                4.80%             $10,480.00      $ 20.48
       2           10.25%              0.32%                9.70%             $10,970.46      $ 34.32
       3           15.76%              0.32%               14.84%             $11,483.88      $ 35.93
       4           21.55%              0.32%               20.21%             $12,021.33      $ 37.61
       5           27.63%              0.32%               25.84%             $12,583.93      $ 39.37
       6           34.01%              0.32%               31.73%             $13,172.85      $ 41.21
       7           40.71%              0.32%               37.89%             $13,789.34      $ 43.14
       8           47.75%              0.32%               44.35%             $14,434.68      $ 45.16
       9           55.13%              0.32%               51.10%             $15,110.23      $ 47.27
      10           62.89%              0.32%               58.17%             $15,817.39      $ 49.48
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                         $ 5,817.39
  TOTAL ANNUAL FEES & EXPENSES                                                                $393.97

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THIS GLOSSARY INCLUDES EXPLANATIONS OF IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.


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Terms used in this prospectus
(BOOK GRAPHIC)


80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of the Fund's assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.



AMORTIZED COST METHOD -- under Rule 2a-7 under the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.


AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.


DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.



FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from two, or in some circumstances one, nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.


FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.


MONEY MARKET INSTRUMENT -- a high quality, short-term debt security that pays interest based on a fixed, variable or floating rate and is considered to mature in 13 months or less. Money market instruments include, but are not limited to, U.S. Treasury obligations, U.S. government obligations, certificates of deposit and time deposits, bankers' acceptances, commercial paper, corporate bonds, extendible commercial notes, asset backed securities, funding agreements, repurchase agreements and certain municipal securities.


MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.


NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.


PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

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                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT(R)

WHERE TO FIND MORE INFORMATION

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA MANAGEMENT SERVICES, INC.
ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

On the Internet:
www.columbiafunds.com


Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Funds are available the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number: 811-09645
Columbia Funds Series Trust


INT-36/127130-0307

COLUMBIA MANAGEMENT(R)



                                       Money Market Funds

                                       Prospectus -- Retail A Shares

                                       March 1, 2007

                                       Columbia Government Plus Reserves

                                       THE SECURITIES AND EXCHANGE COMMISSION
                                       (SEC) HAS NOT APPROVED OR DISAPPROVED
                                       THESE SECURITIES OR DETERMINED IF THIS
                                       PROSPECTUS IS TRUTHFUL OR COMPLETE.

                                       ANY REPRESENTATION TO THE CONTRARY IS A
                                       CRIMINAL OFFENSE.

NOT FDIC-INSURED     NOT BANK ISSUED
  NOT BANK           MAY LOSE VALUE
 GUARANTEED

AN OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.





 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 30.



YOUR INVESTMENT IN A FUND IS NOT A BANK DEPOSIT OR OTHER OBLIGATION OF, OR ISSUED OR ENDORSED OR GUARANTEED BY, BANK OF AMERICA, N.A. (BANK OF AMERICA) OR ANY OF ITS AFFILIATES. YOUR INVESTMENT IN A FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.



AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE FUNDS AND MAY BE COMPENSATED OR INCENTED IN CONNECTION WITH THE SALE OF THE FUNDS.



YOUR INVESTMENT IS SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL INVESTED. YOUR INVESTMENT MAY LOSE MONEY.


--------------------------------------------------------------------------------


This booklet, which is called a prospectus, tells you about one of the Columbia Money Market Funds. Please read it carefully, because it contains information that's designed to help you make informed investment decisions. SUBJECT TO CERTAIN LIMITED EXCEPTIONS, THE FUND IS NO LONGER ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. PLEASE SEE THE FUND'S DESCRIPTION FOR MORE INFORMATION.


This prospectus offers Retail A Shares of the Fund. Please turn to BUYING, SELLING AND EXCHANGING SHARES for more information about who is eligible to buy this class of shares.

ABOUT THE FUND

The Fund seeks to provide income while protecting the principal of your original investment by investing in money market instruments.

Money market instruments include short-term debt securities that are U.S. government issued or guaranteed or have relatively low risk. Your original investment and your return aren't guaranteed, however, and returns will vary as short-term interest rates change. Over time, the return on money market funds may be lower than the return on other kinds of mutual funds or investments.

IS THE FUND RIGHT FOR YOU?

Not every Fund is right for every investor. When you're choosing a Fund to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

The Fund may be suitable for you if:

  - you're looking for a relatively low risk investment with stability of principal

  - you have short-term income needs

It may not be suitable for you if:

  - you're looking for higher returns and are prepared to assume a higher level of investment risk

  - you're more comfortable with bank deposits that are FDIC-insured

You'll find a discussion of the Fund's investment objective, principal investment strategies and principal risks in the Fund description that starts on page 4.

FOR MORE INFORMATION

If you have any questions about the Fund, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.

You'll find more information about the Fund in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Fund's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Fund
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO THE FUND. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF THE FUND.





 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 12.


--------------------------------------------------------------------------------



COLUMBIA GOVERNMENT PLUS RESERVES                                4
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                      9
------------------------------------------------------------------
HOW THE FUND IS MANAGED                                         12


About your investment
(DOLLAR SIGN GRAPHIC)


INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         14
     How orders are processed                                   15
  How selling and servicing agents are paid                     20
  Distributions and taxes                                       22
  Legal matters                                                 24
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                            26
------------------------------------------------------------------
HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION                 28
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   30
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA GOVERNMENT PLUS RESERVES

--------------------------------------------------------------------------------

ABOUT THE ADVISER

THE ADVISER IS THE FUND'S ADVISER.





 YOU'LL FIND MORE ABOUT THE ADVISER ON PAGE 12.


THIS FUND, LIKE ALL MONEY MARKET FUNDS, IS SUBJECT TO CERTAIN INVESTMENT LIMITATIONS. THESE ARE DESCRIBED IN OTHER IMPORTANT INFORMATION.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Fund seeks current income with liquidity and stability of principal.


(COMPASS GRAPHIC)  PRINCIPAL INVESTMENT STRATEGIES
                   The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. government obligations, including U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S.
                   government, some of which may have floating interest or variable interest rates, and repurchase agreements backed by these obligations.

The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

U.S. Treasury obligations are backed by the full faith and credit of the U.S. government. Obligations of certain U.S. government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (a) the full faith and credit of the U.S. Treasury (such as obligations of the Government National Mortgage Association), (b) the right of the issuer to borrow from the U.S. Treasury (such as obligations of the Export-Import Bank of the United States), (c) the discretionary authority of the U.S. government to purchase certain obligations of the issuer (such as obligations of the Federal National Mortgage Association), or (d) only the credit of the issuer (such as obligations of the Federal Home Loan Mortgage Corporation).

The portfolio management team tries to maintain a constant net asset value of $1.00 per share for the Fund. The portfolio management team uses extensive research, including economic, technical and security analysis to select individual investments.

  - Economic analysis includes evaluating national and global economic conditions, as well as interest rate movements.

  - Technical analysis includes identifying categories of money market instruments that offer the highest yields and assessing the market for potential investments.

  - Security analysis includes evaluating the credit quality of an instrument.

Securities are normally held to maturity, but the portfolio management team may sell a security before it matures to meet cash flow needs, to manage the portfolio's maturity, if the portfolio management team determines that the security is no longer a suitable investment, or for other reasons.

--------------------------------------------------------------------------------






 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE FUND IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE CHART        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         SUBJECT TO CERTAIN LIMITED EXCEPTIONS DISCUSSED BELOW, THE FUND IS NO LONGER
                   ACCEPTING NEW INVESTMENTS FROM PROSPECTIVE INVESTORS IN RETAIL A SHARES. SHARES
                   OF THE FUND CURRENTLY MAY ONLY BE PURCHASED BY CURRENT SHAREHOLDERS AND BY
                   INVESTORS WHO PURCHASE SHARES THROUGH EXCHANGES OF RETAIL A SHARES OF OTHER
                   FUNDS.

Columbia Government Plus Reserves may have the following risks:


      - INVESTMENT STRATEGY RISK -- Although the Fund tries to maintain a share price of $1.00, an investment in the Fund may lose money. AN INVESTMENT IN THIS FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, THE FDIC OR ANY OTHER GOVERNMENT AGENCY.



      - INCOME/PRINCIPAL PAYMENT RISK -- The Fund's ability to pay distributions generally depends on the creditworthiness of the issuers of the securities the Fund holds. The Fund may not be able to pay distributions, or could lose money, if the issuer of a security is unable to pay interest or repay principal when it's due.



      - INTEREST RATE RISK -- The yield paid by the Fund will vary with changes in short-term interest rates.


      - CREDIT RISK -- Although U.S. government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

      - U.S. GOVERNMENT OBLIGATIONS -- Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. government would provide financial support to any of these entities if it is not obligated to do so by law.

      - REPURCHASE AGREEMENTS -- Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

      - FOREIGN INVESTMENTS -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, potentially high or confiscatory levels of taxation, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.


      - SELECTION OF INVESTMENTS -- The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

--------------------------------------------------------------------------------

MANY THINGS AFFECT A FUND'S PERFORMANCE, INCLUDING MARKET CONDITIONS, THE COMPOSITION OF THE FUND'S HOLDINGS AND FUND EXPENSES.


FOR THE FUND'S CURRENT 7-DAY YIELD, PLEASE CALL US AT 1.800.353.0828 IF YOU'RE AN INSTITUTIONAL INVESTOR, OR 1.800.345.6611 IF YOU'RE AN INDIVIDUAL INVESTOR. YOU CAN ALSO CONTACT YOUR INVESTMENT PROFESSIONAL.


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(BAR CHART         A LOOK AT THE FUND'S PERFORMANCE
  GRAPHIC)         The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. A FUND'S
                   PAST PERFORMANCE IS NO GUARANTEE OF HOW IT WILL PERFORM IN THE FUTURE.

      YEAR BY YEAR TOTAL RETURN (%) AS OF DECEMBER 31 EACH YEAR*





      The bar chart shows you how the performance of the Fund's Retail A Shares has varied from year to year.




               2006
               ----
               4.79%



              *Year-to-date return as of January 31, 2007: 0.42%


      BEST AND WORST QUARTERLY RETURNS DURING THIS PERIOD





         BEST: 4TH QUARTER 2006:                   1.26%
         WORST: 1ST QUARTER 2006:                  1.03%



      AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2006






                                                                            LIFE OF
                                                                   1 YEAR    FUND*
         RETAIL A SHARES                                           4.79%     4.68%






      *The Fund's Retail A Shares commenced operations on November 21, 2005. On
       November 21, 2005, the Galaxy Government Money Market Fund's Retail A Shares were reorganized into the Fund's Retail A Shares.

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THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM A FUND'S ASSETS.

TOTAL NET EXPENSES ARE ACTUAL EXPENSES PAID BY THE FUND AFTER WAIVERS AND/OR REIMBURSEMENTS.


OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF FUND DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE FUND'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.


THE FUND WILL INCUR TRANSACTION COSTS THAT ARE IN ADDITION TO THE TOTAL ANNUAL FUND OPERATING EXPENSES DISCLOSED IN THE FEE TABLE. SEE OTHER IMPORTANT INFORMATION -- PORTFOLIO TRANSACTION COSTS FOR MORE INFORMATION ABOUT THESE COSTS.

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(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE FUND
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Retail A Shares can be found in the section HYPOTHETICAL INVESTMENT AND
                   EXPENSE INFORMATION.



         SHAREHOLDER FEES                                              Retail A
         (Fees paid directly from your investment)                      Shares
         Maximum sales charge (load) imposed on purchases                N/A



         Maximum deferred sales charge (load)                            N/A



         ANNUAL FUND OPERATING EXPENSES
         (Expenses that are deducted from the Fund's assets)



         Management fees(1)                                             0.27%



         Shareholder servicing fees                                     0.10%



                                                                        0.05%
         Other expenses                                                  ------



         Total annual Fund operating expenses                           0.42%



                                                                       (0.12)%
         Fee waivers and/or reimbursements                               ------



                                                                        0.30%
         Total net expenses(2)                                           ======


      (1)The Fund pays an investment advisory fee of 0.20% and an administration fee of 0.07%.


      (2)The Fund's investment adviser and/or some of its other service providers have contractually agreed to waive fees and/or reimburse expenses until December 31, 2007. The figure shown here is after waivers and/or reimbursements. There is no guarantee that this limitation will continue after December 31, 2007.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE FUND'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE




      This example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Retail A Shares of the Fund for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Fund

        - your investment has a 5% return each year

        - the Fund's operating expenses remain the same as shown in the table above


        - the waivers and/or reimbursements shown above expire December 31, 2007 and are not reflected in the 3, 5 and 10 year examples


      Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                1 YEAR   3 YEARS   5 YEARS   10 YEARS
         RETAIL A SHARES                         $31      $123      $223       $518

Other important information
(LINE GRAPH GRAPHIC)

You'll find specific information about the Fund's investment objective, principal investment strategies and risks in the description starting on page 4. The following are some other risks and information you should consider before you invest:

      - SPECIAL RULES FOR MONEY MARKET FUNDS -- Money market funds must comply with Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Rule 2a-7 sets out certain limits on investments, which are designed to help protect investors from risk of loss. These limits apply at the time an investment is made. The Fund, like all money market funds:


        - may only invest in securities with a remaining maturity of 397 days or less, or that have maturities longer than 397 days but have demand, interest rate reset features or guarantees that are 397 days or less



        - must maintain an average dollar-weighted maturity of 90 days or less



        Also, the Fund:



        - may normally invest no more than 5% of its total assets in securities of the same issuer, other than U.S. government securities; however, it may invest up to 25% of its total assets in first-tier securities of a single issuer for up to three business days



        - may generally only invest in U.S. dollar denominated instruments that are determined to have minimal credit risk and are first-tier securities



      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of the Fund can be changed without shareholder approval. The 80% Policy of the Fund may be changed without shareholder approval by giving shareholders at least 60 day's notice.


      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        The Fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Fund becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - INVESTING DEFENSIVELY -- The Fund may temporarily hold investments that are not part of its investment objective or its principal investment strategies to try to protect it during a market or economic downturn or because of political or other conditions. The Fund may not achieve its investment objective while it is investing defensively. Any cash the Fund holds for defensive or other reasons may not earn income.


      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Fund, including investment advisory, distribution, administration, shareholder servicing, transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including interfund lending and securities lending services, or make loans to the Fund. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.



      - PORTFOLIO HOLDINGS DISCLOSURE -- A description of the Columbia Funds' policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Fund's complete portfolio holdings as of a month-end are disclosed approximately five business days after such month-end on the Columbia Funds' website, www.columbiafunds.com. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.



      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.



      - PORTFOLIO TRANSACTION COSTS -- The Fund may incur significant transaction costs that are in addition to the total annual Fund operating expenses disclosed in the fee table. These transaction costs are made up of all the costs that are associated with trading securities for the Fund's portfolio and include, but are not limited to, brokerage commissions and market spreads, as well as potential changes to the price of a security due to the Fund's efforts to purchase or sell it. While certain elements of transaction costs are readily identifiable and quantifiable, other elements that can make up a significant amount of a Fund's transactions costs are not.

      - MUNICIPAL SECURITIES -- State and local governments issue municipal securities to raise money to finance public works, to repay outstanding obligations, to raise funds for general operating expenses and to make loans to other public institutions. Some municipal securities, known as private activity bonds, are issued to finance projects for private companies. Municipal securities, which can be issued as bonds, notes or commercial paper, usually have fixed interest rates, although some have interest rates that change from time to time. There are several types of municipal securities. General obligation securities are secured by the issuer's full faith, credit and taxing power. Revenue securities are usually payable only from revenues derived from specific facilities or revenue sources. Private activity bonds are usually revenue securities since they are typically payable by the private user of the facilities financed by the bonds.


      - OTHER TYPES OF INVESTMENTS -- This prospectus describes the Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. The Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Fund -- and the risks involved -- are described in detail in the SAI, which is referred to on the back cover of this prospectus.

How the Fund is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110


COLUMBIA MANAGEMENT GROUP, LLC (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER (COLUMBIA MANAGEMENT ADVISORS, LLC) AND COLUMBIA WANGER ASSET MANAGEMENT, L.P. ARE COLUMBIA MANAGEMENT ENTITIES THAT FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.


--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Adviser is the investment adviser to over 100 mutual fund portfolios in the Columbia Funds Family, including the Money Market Fund described in this prospectus.



The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments. The Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.



Columbia Management currently has approximately $312 billion in assets under management, which consists of assets under the discretionary management of both the Adviser and Columbia Wanger Asset Management, L.P.



Columbia Funds pays the Adviser an annual fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly.



A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser is available in the Fund's annual report to shareholders for the fiscal year ended August 31.



The Adviser has agreed to waive fees and/or reimburse expenses for the Fund until December 31, 2007. You'll find a discussion of any waiver and/or reimbursement in the Fund description. There is no assurance that the Adviser will continue to waive and/or reimburse any fees and/or expenses after this date.


The following chart shows the maximum advisory fees the Adviser can receive, along with the actual advisory fees the Adviser and/or an affiliate received during the Fund's last fiscal year, after waivers and/or reimbursements:

ANNUAL INVESTMENT ADVISORY FEE, AS A % OF AVERAGE DAILY NET ASSETS



                                                             MAXIMUM    ACTUAL FEE
                                                             ADVISORY    PAID LAST
                                                               FEE      FISCAL YEAR
  COLUMBIA GOVERNMENT PLUS RESERVES                           0.20%        0.08%

INVESTMENT SUB-ADVISER

Columbia Funds and the Adviser may engage one or more investment sub-advisers for the Fund to make day-to-day investment decisions for the Fund. The Adviser retains ultimate responsibility (subject to Board oversight) for overseeing the sub-advisers and evaluates the Fund's needs and available sub-advisers' skills and abilities on an ongoing basis. Based on its evaluations, the Adviser may at times recommend to the Board that the Fund:

  - change, add or terminate one or more sub-advisers;

  - continue to retain a sub-adviser even though the sub-adviser's ownership or corporate structure has changed; or


  - materially change a sub-advisory agreement with a sub-adviser.



Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders' best interests. The Adviser and the Fund have applied for relief from the SEC to permit the Fund to act on many of the Adviser's recommendations with approval only by the Board and not by Fund shareholders. The Adviser or the Fund would inform the Fund's shareholders of any actions taken in reliance on this relief. Until the Adviser and the Fund obtain the relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.



A discussion regarding the basis for the Board of Trustees approving the investment sub-advisory agreement with each sub-adviser is available in the Funds' annual report to shareholders for the fiscal year ended August 31.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS


The Fund is distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer and an indirect, wholly-owned subsidiary of Bank of America Corporation. The Distributor may pay shareholder servicing fees and/or other compensation to companies for providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------



Columbia Management Advisors, LLC is the administrator of the Fund (Administrator), and is responsible for overseeing the administrative operations of the Fund. The Fund pays the Administrator a fee of 0.07% for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the average daily net assets of the Fund, and is paid monthly.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
SERVICES, INC.


ONE FINANCIAL CENTER


BOSTON, MA 02111-2621


--------------------------------------------------------------------------------



Columbia Management Services, Inc. is the transfer agent for the Funds' shares (Transfer Agent), and is an indirect, wholly-owned subsidiary of Bank of America Corporation. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(DOLLAR SIGN GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Retail A Shares of the Fund. Here are some general rules about this class of shares:

  - Retail A Shares are only available to existing shareholders of Retail A Shares.


  - The minimum initial investment for an existing shareholder opening a new account is $2,500, and the minimum amount for any additional investments thereafter is $50.


You'll find more information about buying, selling and exchanging Retail A Shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related services and programs.

The Fund also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. If you have questions about buying, selling or exchanging, or you need help placing an order, please call us at 1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. You can also contact your investment professional.


Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), taxpayer identification number and other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.



Frequent purchases and sales of Fund shares can harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies. However, money market funds are designed to offer investors a liquid cash option that they may purchase and sell as often as they wish. Accordingly, Columbia Funds' Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares and the Fund accommodates frequent trading.



Except as expressly described in this prospectus (such as minimum purchase amounts), the Fund has no limits on purchase or exchange transactions. The Fund reserves the right, but has no obligation, to reject any purchase or exchange transaction at any time. In addition, Columbia Funds reserves the right to impose or modify restrictions on purchases, exchanges or trading of Fund shares at any time.

--------------------------------------------------------------------------------


A BUSINESS DAY IS ANY DAY THAT THE FEDERAL RESERVE BANK OF NEW YORK AND THE NEW YORK STOCK EXCHANGE (NYSE) ARE OPEN. THE FUND RESERVES THE RIGHT TO CLOSE EARLY ON BUSINESS DAYS PRECEDING OR FOLLOWING NATIONAL HOLIDAYS, IF THE PRIMARY GOVERNMENT SECURITIES DEALERS HAVE CLOSED EARLY AND/OR IF THE BOND MARKET ASSOCIATION RECOMMENDS THAT THE SECURITIES MARKETS CLOSE EARLY.


IN ADDITION TO WEEKENDS, EITHER THE FEDERAL RESERVE BANK OF NEW YORK OR THE NYSE IS CLOSED ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, COLUMBUS DAY, VETERANS DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED


All transactions are based on the price of the Fund's shares -- or its net asset value per share. We calculate net asset value per share at 9:45 a.m., 11:00 a.m., 2:30 p.m. and 4:00 p.m. Eastern time each business day for each share class of Columbia Government Plus Reserves (unless the Fund closes early).


First, we calculate the net asset value for each class of the Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

Although we try to maintain a net asset value per share of $1.00 for the Fund, we can't guarantee that we will be able to do so.

VALUING SECURITIES IN THE FUND

The value of the Fund's assets is based on the total market value of all of the securities it holds. We use the amortized cost method, which approximates market value, to value the assets in the Fund.

HOW ORDERS ARE PROCESSED


Orders to buy, sell or exchange shares are processed on business days. Orders to buy, sell or exchange shares may be delivered to the Transfer Agent by phone, in writing, or through the internet. For more information on account and trading restrictions and special sign-up procedures for internet transactions, please call us at 1.800.353.0828 for institutional investors or 1.800.345.6611 for individual investors. The Transfer Agent has procedures in place to authenticate electronic instructions. You will be asked to accept the terms of an online agreement(s) and utilize a password for internet services. Orders received in good form by the Fund, Distributor, Transfer Agent or their agents by the following times on a business day (unless the Fund closes early) will be processed as follows:



  - If your order for Columbia Government Plus Reserves is received in good form by the Transfer Agent by 4:00 p.m. Eastern time, you will receive the net asset value per share next determined after your order is received (and in the case of purchases you'll receive that day's dividends).


Investors are encouraged to place orders to sell as early in the day as possible. The business day that applies to an order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.


  - Telephone orders may not be as secure as written orders. We will not be liable for following telephone instructions that we reasonably believe are genuine.



  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations.


  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE FUND EVERY BUSINESS DAY.

--------------------------------------------------------------------------------


(DOLLAR SIGN       BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Retail A Shares at net asset value per share.


        - For purchases via Fedwire, we must receive payment by the close of the Federal Reserve wire transfer system (typically 6:00 p.m. Eastern time) on the business day that the Fund, Distributor, Transfer Agent or their agents receive the order (unless the Fund closes early).



          If we receive payment after this time, we'll cancel the order. We'll return any payment we receive for orders that we cancel. We can change this time under certain circumstances, for example, when there's more wiring activity than normal.



        - If we do not receive payment in cleared funds before this time, you will be liable for the costs incurred as a result of the late or non-payment. In general, these will be overdraft charges calculated at the current federal fund rate. We have the right to redeem all or part of your holding of shares in any Fund in order to meet these costs.



        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.


        - Shares purchased are recorded on the books of the Fund. We don't issue certificates.


        - You may purchase shares of a Fund by electronically transferring money from your bank account to your Fund account by calling 1.800.422.3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your request.

--------------------------------------------------------------------------------


"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES IF NECESSARY AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. SIGNATURES MUST BE GUARANTEED BY EITHER A BANK, A MEMBER FIRM OF A NATIONAL STOCK EXCHANGE OR ANOTHER ELIGIBLE GUARANTOR THAT PARTICIPATES IN THE MEDALLION SIGNATURE GUARANTEE PROGRAM FOR REDEMPTIONS OVER $100,000, ALTERNATE PAYEE OR MAILING INSTRUCTIONS. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS, FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.353.0828 (INSTITUTIONAL INVESTORS) OR 1.800.345.6611 (INDIVIDUAL INVESTORS). NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.








 FOR MORE INFORMATION ABOUT TELEPHONE ORDERS, SEE HOW ORDERS ARE PROCESSED.

--------------------------------------------------------------------------------


(DOLLAR SIGN       SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:


        - For redemptions via Fedwire, we normally send the sale proceeds by Fedwire as soon as practicable following the determination time applicable to your order. For more information please refer to HOW ORDERS ARE PROCESSED or contact the Transfer Agent.



        - You can sell up to an aggregate of $100,000 of shares by check via the telephone or through the internet to the address of record or via ACH to your bank in a 30-day period if you qualify for telephone or internet orders.



        - If you paid for shares by check, we'll hold the sale proceeds when you sell those shares for at least 10 days after the trade date of the purchase.


        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.


        - If you hold any shares in certificate form, you will not be able to sell those shares until you return the certificate to the Transfer Agent.



        - You may sell shares of a Fund and request that the proceeds be electronically transferred to your bank account. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request.



        - Under certain circumstances allowed under the 1940 Act, we can pay you in securities or other property when you sell your shares.



        - We can delay payment of the sale proceeds of Columbia Government Plus Reserves for one day, or longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Banks or under the extraordinary circumstances described in Section 22(e) of the 1940 Act. Generally, those extraordinary circumstances are when: (i) the NYSE is closed or trading is restricted, (ii) an emergency exists which makes the disposal of securities owned by the Fund or the determination of the value of the Fund's net assets not reasonably practicable, or (iii) the SEC by order permits the suspension of the right of redemption for the protection of investors.


        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.


        - ACCOUNTS BELOW $250 -- We will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the balance of your account to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification at least 30 days in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Please contact the Transfer Agent, review our website at www.columbiafunds.com, call 1.800.345.6611 or contact your investment professional for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.



          We may also sell your shares if a financial institution or intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.



        - MINIMUM BALANCE FEE -- Beginning in the second quarter of 2007, if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification at least 30 days in advance of assessing any fee, which will provide details on how you can add money to your account in order to avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Fund in which you hold shares, or setting up a Systematic Investment Plan. Please contact the Transfer Agent, review our website at www.columbiafunds.com, call 1.800.345.6611 or contact your investment professional for more information.



          We reserve the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares or sales loads applicable to a particular class of shares, or for other reasons.



        - EXCEPTIONS TO THE POLICY -- The automatic sale of shares of accounts under $250 and the annual minimum balance fee described above do not apply to shareholders holding their shares through broker-dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares; and certain qualified retirement plans. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

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YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND POLICIES OF THE FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

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(ARROW GRAPHIC)    EXCHANGING SHARES

      You can generally sell shares of the Fund to buy shares of another Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:


        - You can generally exchange Retail A Shares of the Fund for Retail A Shares of any other Fund distributed by the Distributor. Some exceptions apply.


        - The rules for buying shares of a Fund, including any minimum investment requirements, apply to exchanges into that Fund.

        - You may only make exchanges into a Fund that is legally sold in your state of residence.


        - You generally may only make an exchange into a Fund that is accepting investments.


        - We may limit the number of exchanges you can make within a specified period of time.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).


        - You cannot exchange any shares you own in certificate form until Transfer Agent has received the certificate and deposited the shares to your account.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

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THE SERVICING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.


THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.


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Selling and servicing agents usually receive compensation based on your investment in the Fund. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

SHAREHOLDER SERVICING FEES

Servicing agents are compensated for providing services to investors under a shareholder servicing plan.


Servicing agents may receive a maximum annual shareholder servicing fee of 0.10% of the average daily net assets of Retail A Shares of the Fund.


Fees are calculated daily and paid monthly. Because these fees are paid out of the Fund's assets on an ongoing basis, over time they will increase the cost of your investment, and may cost you more than any sales charges you may pay.

The Fund pays these fees to eligible servicing agents for as long as the plan continues. We may reduce or discontinue payments at any time.


OTHER COMPENSATION -- FINANCIAL INTERMEDIARY PAYMENTS



The Distributor or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services. For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor or one of its affiliates. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by the Distributor attributable to that financial intermediary, gross sales of the mutual funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the support payments to any one financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Columbia Money Market Funds) attributable to the financial intermediary. The Distributor or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.



Payments may also be made to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the average aggregate value of the Fund's shares in the intermediary's program on an annual basis. As of September 1, 2005, the Board of Trustees has authorized the Fund to pay to any intermediary up to 0.11% of the average aggregate value of Fund shares in the intermediary's program on an annual basis for providing investor services. Charges of an intermediary in excess of that paid by the Fund will be borne by the Distributor or its affiliates.



The Distributor or its affiliates may make other payments or allow promotional incentives to financial intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.



Amounts paid by the Distributor or its affiliates are paid out of the Distributor's or its affiliates' own revenue and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor or its affiliates and the services provided by financial intermediaries as well as a list of the financial intermediaries to which the Distributor or its affiliates has agreed to make marketing support payments in the SAI, which can be obtained at www.columbiafunds.com or by calling
1.800.345.6611. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this prospectus. You can ask your financial intermediary for information about any payments it receives from the Distributor and the Distributor's affiliates and any services your financial intermediary provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial adviser and review carefully any disclosure by the financial intermediary as to compensation received by your financial adviser.

Distributions and taxes
(TAXES GRAPHIC)

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THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A FUND -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

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ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.


  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, the gain is unrealized.


A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain, if any, to its shareholders. The Fund intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Fund won't have to pay any federal income tax. When the Fund makes this kind of a payment, it is split among all shares and is called a distribution.

Although the Fund does not expect to realize any capital gain, any capital gain realized by the Fund will be distributed at least once a year. The Fund declares distributions of net investment income each business day, and pays them on the first business day of each month. Normally, the Fund will declare and pay distributions of net investment income as indicated above. The Fund may, however, declare and pay distributions of net investment income more frequently.


Any distribution you receive is paid based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds) or trade date (all other Funds), and net realized capital gain distributions from the trade date of the purchase up to and including the day before the shares are sold.



Different share classes of the Fund usually pay different net investment income distribution amounts because each class has different expenses.



We'll automatically reinvest distributions in additional shares of the same Fund unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover, or by calling us at
1.800.353.0828 if you're an institutional investor, or 1.800.345.6611 if you're an individual investor. Distributions of $10 or less will automatically be reinvested in additional Fund shares only. If you elect to receive distributions by check and the check is returned as undeliverable, all subsequent distributions will be reinvested in additional shares of the same Fund.

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THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE FUND. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING FUND SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT YOUR TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

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HOW TAXES AFFECT YOUR INVESTMENT


Distributions of the Fund's ordinary income and net realized short-term capital gain, if any, generally are taxable to you as ordinary income. Although the Fund does not expect to realize significant capital gain, distributions of net realized long-term capital gain, if any, generally are taxable to you as long-term capital gain.



In general, corporate shareholders will not be able to deduct any distributions when determining their taxable income. Fund distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.



In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Fund shares. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. State and local taxes may also apply to distributions.


U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is exempt from state and local individual income taxes. Distributions you receive that come from interest the Fund earns from U.S. government obligations may not be exempt from these taxes. Please consult your tax adviser about your specific tax situation.

WITHHOLDING TAX


We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities redemptions and exchanges) if any of the following applies:


  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.


Amounts we withhold are applied as a credit against your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.


TAXATION OF REDEMPTIONS AND EXCHANGES

As long as the Fund continually maintains a $1.00 net asset value per share, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your shares of the Fund.

Legal matters


On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.



Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things,
(1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment adviser to and distributor of the Columbia Funds, respectively, to reduce Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Nations Funds Boards have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.



Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC, and has submitted a proposed plan of distribution. The SEC has not yet approved a final plan of distribution.



As a result of these matters or any adverse publicity or other developments resulting from them, including lawsuits brought by shareholders of the affected Nations Funds, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Nations Funds.



CIVIL LITIGATION



In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.



On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.



On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.



Separately, a putative class action -- Mehta v. AIG Sun America Life Assurance Company -- involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc.) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.



Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust's motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff's attorneys filed another putative class action based on the same facts (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. Columbia Funds Series Trust filed a motion to dismiss this complaint on May 19, 2006, which the Court granted on December 27, 2006. The plaintiffs have moved to amend or alter the judgment, which motion is pending. On February 22, 2006, another putative class action based on the same facts (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. Columbia Funds Series Trust and William Carmichael filed motions to dismiss this complaint on July 28, 2006. In response, in early September, 2006, the plaintiff filed an amended complaint. Columbia Funds Series Trust and William Carmichael filed motions to dismiss the amended complaint on October 6, 2006. In response to those motions, the plaintiffs agreed to voluntarily dismiss Columbia Funds Series Trust and William Carmichael as defendants in that action and a Stipulation of Dismissal was executed on October 25, 2006, and the Court signed the stipulation on January 16, 2007.

Financial highlights

(DOLLAR SIGN GRAPHIC)


The financial highlights tables are designed to help you understand how the Fund has performed for the past five years or, if shorter, the period of operations. Certain information reflects financial results for a single Fund share. The total investment return line indicates how much an investment in the Fund would have earned, assuming all dividends and distributions had been reinvested.



This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund's financial statements, is included in the Fund's annual report. The independent registered public accounting firm's report and the Fund's financial statements are incorporated by reference into the SAI. Please see the back cover of this prospectus to find out how you can get a copy of the SAI.

COLUMBIA GOVERNMENT PLUS RESERVES

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                                  PERIOD ENDED
  RETAIL A SHARES                                                 08/31/06(A)
  Net asset value, beginning of period                               $1.00
  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income/(loss)                                       0.035
  LESS DISTRIBUTIONS:
  Dividends from net investment income                              (0.035)
  Net asset value, end of period                                     $1.00
  TOTAL RETURN(B)(C)                                                3.51%(d)
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's)                              $10,660
  Ratio of operating expenses to average
    net assets                                                    0.30%(e)(f)
  Ratio of net investment income/(loss)
    to average net assets                                         4.39%(e)(f)
  Ratio of waivers and/or expense
    reimbursements to average net assets                            0.12%(e)



(a) The Fund's Retail A Shares commenced operations on November 21, 2005 and on November 21, 2005, the Galaxy Government Money Market Fund's Retail A Shares were reorganized into the Fund's Retail A Shares. The Fund changed its fiscal year end from October 31 to August 31. The period shown is from November 21, 2005 through August 31, 2006.


(b) If the Fund's investment adviser and/or its affiliates had not waived or reimbursed a portion of expenses, total return would have been reduced.


(c) Total return at net asset value assuming all distributions reinvested.


(d) Not annualized.


(e) Annualized.


(f) The benefits derived from custody credits had an impact of less than 0.01%.

Hypothetical investment and expense information


The following supplemental hypothetical investment information provides additional information about the effect of the expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund's returns over a 10-year period. The chart shows the estimated expenses that would be charged on a hypothetical investment of $10,000 in Retail A Shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses, and the hypothetical year-end balance after fees and expenses. The chart also assumes that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expenses table, is presented in the chart, and is net of any contractual fee waivers or expense reimbursements for the period of the contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge, if any, but does not reflect any contingent deferred sales charges, if any, which may be payable on redemption. If contingent deferred sales charges were reflected, the "Hypothetical Year-End Balance After Fees and Expense" amounts shown would be lower and the "Annual Fees and Expenses" amounts shown would be higher.

COLUMBIA GOVERNMENT PLUS RESERVES RETAIL A CLASS


      MAXIMUM SALES CHARGE       INITIAL HYPOTHETICAL INVESTMENT AMOUNT     ASSUMED RATE OF RETURN
              0.00%                            $10,000.00                             5%
              CUMULATIVE RETURN                      CUMULATIVE RETURN   HYPOTHETICAL YEAR-   ANNUAL
                BEFORE FEES &      ANNUAL EXPENSE       AFTER FEES &     END BALANCE AFTER    FEES &
     YEAR         EXPENSES             RATIO              EXPENSES        FEES & EXPENSES    EXPENSES
       1            5.00%              0.30%                4.70%            $10,470.00      $ 30.71
       2           10.25%              0.42%                9.50%            $10,949.53      $ 44.98
       3           15.76%              0.42%               14.51%            $11,451.01      $ 47.04
       4           21.55%              0.42%               19.75%            $11,975.47      $ 49.20
       5           27.63%              0.42%               25.24%            $12,523.95      $ 51.45
       6           34.01%              0.42%               30.98%            $13,097.54      $ 53.81
       7           40.71%              0.42%               36.97%            $13,697.41      $ 56.27
       8           47.75%              0.42%               43.25%            $14,324.75      $ 58.85
       9           55.13%              0.42%               49.81%            $14,980.83      $ 61.54
      10           62.89%              0.42%               56.67%            $15,666.95      $ 64.36
     TOTAL GAIN AFTER FEES &
             EXPENSES                                                        $ 5,666.95
  TOTAL ANNUAL FEES & EXPENSES                                                               $518.21

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THIS GLOSSARY INCLUDES EXPLANATIONS OF IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.


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Terms used in this prospectus
(BOOK GRAPHIC)


80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of the Fund's assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.



AMORTIZED COST METHOD -- under Rule 2a-7 under the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their value based on current market factors.


AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a bank, including certificates of deposit, time deposits and bankers' acceptances.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. You realize a capital gain when you sell a security for more than you paid for it. You realize a capital loss when you sell a security for less than you paid for it.


COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.



DEBT SECURITY -- when you invest in a debt security, you are typically lending your money to a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.



FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has received a rating in the highest short-term rating category from two, or in some circumstances one, nationally recognized statistical rating organization (NRSRO) or if unrated, is determined by the fund's portfolio management team to be of comparable quality, or is a money market fund issued by a registered investment company, or is a government security.


FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

GUARANTEED INVESTMENT CONTRACT -- an investment instrument issued by a rated insurance company in return for a payment by an investor.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as Standard & Poor's Corporation or Moody's Investors Service, Inc. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by the Fund's Board. Please see the SAI for more information about credit ratings.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.


MONEY MARKET INSTRUMENT -- a high quality, short-term debt security that pays interest based on a fixed, variable or floating rate and is considered to mature in 13 months or less. Money market instruments include, but are not limited to, U.S. Treasury obligations, U.S. government obligations, certificates of deposit and time deposits, bankers' acceptances, commercial paper, corporate bonds, extendible commercial notes, asset backed securities, funding agreements, repurchase agreements and certain municipal securities.


MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from these securities is exempt from federal income taxes and is generally exempt from state taxes if you live in the state that issued the security. If you live in the municipality that issued the security, interest income may also be exempt from local taxes.


NON-DIVERSIFIED -- a fund that holds securities of fewer issuers or kinds of issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.


PARTICIPATION -- a pass-through certificate representing a share in a pool of debt obligations or other instruments.

PASS-THROUGH CERTIFICATE -- securitized mortgages or other debt securities with interest and principal paid by a servicing intermediary shortly after interest payments are received from borrowers.

PRIVATE ACTIVITY BOND -- a municipal security that is used to finance private projects or other projects that aren't qualified for tax purposes. Interest on private activity bonds is generally taxable, unless it is specifically exempted, or may be treated as a tax preference item for federal alternative minimum tax purposes.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SPECIAL PURPOSE ISSUER -- an entity organized solely to issue asset-backed securities on a pool of assets it owns.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

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COLUMBIA MANAGEMENT(R)

WHERE TO FIND MORE INFORMATION

You'll find more information about the Fund in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain information about Fund investments and performance, the financial statements and the independent registered public accounting firm's reports. The annual report also includes a discussion about the market conditions and investment strategies that had a significant effect on each Fund's performance during the period covered.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Fund and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of these documents, request other information about the Fund and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.353.0828 (Institutional Investors)
1.800.345.6611 (Individual Investors)

By mail:
COLUMBIA FUNDS
C/O COLUMBIA MANAGEMENT SERVICES, INC.
ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

On the Internet:
www.columbiafunds.com

Information about the Funds can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. The reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

SEC file number: 811-09645
Columbia Funds Series Trust

INT-36/127036-0307

                       STATEMENT OF ADDITIONAL INFORMATION
                           COLUMBIA FUNDS SERIES TRUST

                               MONEY MARKET FUNDS
                        Columbia Government Plus Reserves
                             Columbia Prime Reserves

     Adviser Class Shares, Capital Class Shares, Institutional Class Shares,
           Liquidity Class Shares, Retail A Shares and G-Trust Shares

                                  March 1, 2007

     This SAI provides information relating to the classes of shares representing interests in the Funds listed above. This information supplements the information contained in the prospectuses for the Funds and is intended to be read in conjunction with the prospectuses. THE SAI IS NOT A PROSPECTUS FOR THE FUNDS. See "About this SAI" for information on what the SAI is and how it should be used.

     Copies of any of the prospectuses may be obtained without charge by writing Columbia Funds, c/o Columbia Management Distributors, Inc., One Financial Center, Boston, MA 02112, or by calling Columbia Funds at (800) 345-6611 if you are an individual investor or (800) 353-0828 if you are an institutional investor. The Funds' annual reports to shareholders, including the audited financial statements for the Funds dated August 31, 2006, are hereby incorporated into this SAI by reference.

     FOR EASE OF USE, CERTAIN TERMS OR NAMES THAT ARE USED IN THIS SAI HAVE BEEN SHORTENED OR ABBREVIATED. A LIST OF THESE TERMS AND THEIR CORRESPONDING FULL NAMES OR DEFINITIONS CAN BE FOUND AT THE END OF THIS SAI IN APPENDIX B. An investor may find it helpful to review the terms and names in Appendix B before reading the SAI.

INT-39/128140-0307

                                TABLE OF CONTENTS

ABOUT THIS SAI............................................................     1
HISTORY OF THE TRUST......................................................     2
DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS...........................     2
   General................................................................     2
   Investment Policies....................................................     2
      Fundamental Policies................................................     2
      Non-Fundamental Policies............................................     3
      Exemptive Orders....................................................     4
   Permissible Fund Investments and Investment Techniques.................     4
   Descriptions of Permissible Investments................................     4
      Bank Obligations (Domestic and Foreign).............................     5
      Borrowings..........................................................     5
      Derivatives.........................................................     6
      Foreign Securities..................................................     6
      Guaranteed Investment Contracts and Funding Agreements..............     8
      Linked Securities and Structured Products...........................     8
      Money Market Instruments............................................     9
      Municipal Securities................................................     9
      Other Investment Companies..........................................    12
      Pass-Through Securities (Participation Interests and Company
         Receipts)........................................................    13
      REITs and Master Limited Partnerships...............................    14
      Repurchase Agreements...............................................    15
      Reverse Repurchase Agreements.......................................    15
      Stripped Securities.................................................    15
      Swap Contracts......................................................    16
      U.S. Government Obligations.........................................    16
      Variable- and Floating-Rate Instruments.............................    17
   Other Considerations...................................................    17
      Temporary Defensive Purposes........................................    17
      Portfolio Turnover..................................................    17
      Disclosure of Portfolio Information.................................    17
MANAGEMENT OF THE TRUST...................................................    20
   Certain Investment Activity Limits.....................................    20
   The Trustees and Officers..............................................    20
   Board Committees.......................................................    22
   Board Compensation.....................................................    23
   Columbia Funds Deferred Compensation Plan..............................    23
   Beneficial Equity Ownership Information................................    24
   Codes of Ethics........................................................    24
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................    25
INVESTMENT ADVISORY AND OTHER SERVICES....................................    27
   Investment Adviser.....................................................    27
      Investment Advisory Agreement.......................................    27
      Expense Limitations.................................................    27
      Advisory Fees Paid..................................................    28
   Administrator..........................................................    28
      Administration Fees Paid............................................    29
      Pricing and Bookkeeping Agent.......................................    29
      Pricing and Bookkeeping Agency Fees Paid............................    30
   12b-1 Plans............................................................    30
   Expenses...............................................................    31
   Other Service Providers................................................    31
      Transfer Agent and Custodian........................................    31

      Independent Registered Public Accounting Firm.......................    32
      Counsel.............................................................    32
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................    32
   General Brokerage Policy, Brokerage Transactions and Broker
         Selection........................................................    32
   Aggregate Brokerage Commissions........................................    35
   Brokerage Commissions Paid to Affiliates...............................    35
   Directed Brokerage.....................................................    35
   Securities of Regular Broker/Dealers...................................    35
   Additional Investor Servicing Payments.................................    35
   Additional Financial Intermediary Payments.............................    36
      Marketing Support Payments..........................................    36
      Investor Servicing Payments.........................................    39
      Other Payments......................................................    40
CAPITAL STOCK.............................................................    40
   Description of the Trust's Shares......................................    40
   About the Trust's Capital Stock........................................    40
PURCHASE, REDEMPTION AND PRICING OF SHARES................................    42
   Purchase, Redemption and Exchange......................................    42
   Offering Price.........................................................    42
INFORMATION CONCERNING TAXES..............................................    43
   Qualification as a Regulated Investment Company........................    43
   Excise Tax.............................................................    44
   Capital Loss Carry-Forwards............................................    45
   Equalization Accounting................................................    45
   Taxation of Fund Investments...........................................    45
   Taxation of Distributions..............................................    47
   Sales and Exchanges of Fund Shares.....................................    47
   Foreign Taxes..........................................................    48
   Federal Income Tax Rates...............................................    48
   Backup Withholding.....................................................    48
   Tax-Deferred Plans.....................................................    48
   Foreign Shareholders...................................................    49
UNDERWRITER COMPENSATION AND PAYMENTS.....................................    50
   Advertising Fund Performance...........................................    50
   Yield Calculations.....................................................    52
      Money Market Funds..................................................    52
   Total Return Calculations..............................................    52
   Cumulative Return......................................................    53
   After-Tax Return Calculations..........................................    53
APPENDIX A -- DESCRIPTION OF SECURITY RATINGS.............................   A-1
APPENDIX B -- GLOSSARY....................................................   B-1

                                 ABOUT THIS SAI

     WHAT IS THE SAI?

     The SAI, or statement of additional information, is a section of the registration statement filed with the SEC relating to the Funds. It generally contains information about the Funds that the SEC has concluded is not required to be in the Funds' prospectuses, but that investors may nevertheless find useful. The information generally supplements the discussion of matters set forth in the prospectuses.

     Specifically, the SAI, among other things, provides information about:
Columbia Funds Series Trust, which is the Delaware statutory trust that "houses" the Funds; the investment policies and permissible investments of the Funds; the management of the Funds, including the Board of Trustees; the Funds' investment adviser; other service providers to the Funds; certain brokerage policies of the Funds; and performance information about the Funds.

     HOW SHOULD I USE THE SAI?

     The SAI is intended to be read in conjunction with the Funds' prospectuses. The SAI is not a prospectus and is not a substitute for reading any prospectus. A copy of any Fund prospectus may be obtained by calling Columbia Funds at (800) 345-6611 or by visiting the Funds online at www.columbiafunds.com.

     WHAT GOVERNS THE TYPE OF INFORMATION THAT IS PUT IN THE SAI?

     The information required to be included in the SAI is governed by a form (called Form N-1A) that all mutual funds must use to register their shares with the SEC and disclose information to investors. Form N-1A generally requires that every mutual fund provide certain information in its SAI (in addition to the information required to be in its prospectus), such as the investment policies and limitations of a fund, the fees that an investment adviser or sub-adviser receives for providing services to the fund and the fees directors or trustees receive from a fund. The SEC generally believes that if all mutual funds are generally required to disclose the same type of information, investors can more easily compare funds and make informed decisions about their investments.

     IS THE SAI AVAILABLE ON THE INTERNET?

     Yes. The SAI is part of the registration statement for the Funds that is filed with the SEC electronically. The registration includes the prospectus, the SAI and other exhibits, such as various agreements and contracts. The SAI, and any supplements to it, can be found by searching the SEC's website at http://www.sec.gov/edgar/searchedgar/companysearch.htm. The "Company Name" that investors should search for is "Columbia Funds Series Trust."

     WHO MAY I CONTACT FOR MORE INFORMATION?

     If you have any questions about the Funds, please call Columbia Funds at
(800) 345-6611 if you are an individual investor or (800) 353-0828 if you are an institutional investor.

                              HISTORY OF THE TRUST

     The Trust is a registered investment company in the Columbia Funds Family. The Columbia Funds Family currently has more than 100 distinct investment portfolios and total assets in excess of $312 billion.

     The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

     The Funds were first offered as series of the Trust on November 18, 2005. Each Fund has a fiscal year end of August 31st. Prior to August 31, 2006, the Funds had a fiscal year end of October 31st.

                 DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS

     GENERAL

     Each of the Funds is an open-end management investment company and is diversified.

     See "Capital Stock" for a listing and description of the classes of shares that each Fund offers, including shareholder rights.

     INVESTMENT POLICIES

     The investment objectives and principal investment strategies, and the principal investment risks associated with these strategies for each Fund, are discussed in the Fund's prospectus.

     The following discussion of "fundamental" and "non-fundamental" investment policies and limitations for the Funds supplements the discussion in the prospectuses for the Funds. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval.

     Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund's acquisition of such security or asset, except for borrowings the percentage of which a Fund invests are monitored on an ongoing basis.

     FUNDAMENTAL POLICIES

1. Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

2. Each Fund may not purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3. Each Fund may not purchase or sell commodities, except that a Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4. Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

5. Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6. Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7. Each Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

     NON-FUNDAMENTAL POLICIES

1. Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Any Fund that is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(G) will not purchase shares of a registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Funds in a master/feeder structure generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act.

2. Each Fund may not invest or hold more than 10% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale;
     (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (c) repurchase agreements not terminable within seven days.

3. Each Fund may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of a Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

4. Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

5. Each Fund may not make investments for the purpose of exercising control of management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

6. Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box") or the Fund segregates assets in the amount at least equal to the underlying security or asset.

7. To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the "Names Rule"), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days' notice of any change to a Fund's investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:
     "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

     EXEMPTIVE ORDERS

     In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1. Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2. Pursuant to an exemptive order dated September 5, 2003, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

     PERMISSIBLE FUND INVESTMENTS AND INVESTMENT TECHNIQUES

     Each Fund's prospectus identifies and summarizes (1) the types of securities in which a Fund invests as part of its principal investment strategies and (2) the risks associated with such investments. The following provides further information and greater detail about these investments and their key associated risks.

     Subject to its fundamental and non-fundamental investment policies:

     - Each Fund permitted to use derivatives may do so for hedging purposes or for non-hedging purposes, such as to enhance return. See "Descriptions of Permissible Investments--Derivatives."

     - Each Fund may hold cash or money market instruments, which include bank obligations, guaranteed investment contracts, repurchase agreements, U.S. Government obligations and certain corporate debt securities, such as commercial paper. A Fund may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for more aggressive investing;
          (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests or for other reasons. Accordingly, each Fund will not always stay fully invested in equity securities or longer-term debt securities. See "Descriptions of Permissible Investments--Money Market Instruments."

     - Any Fund that invests in a security that could be deemed to create leverage and thus create a senior security under Section 18(f) of the 1940 Act will segregate assets as required by the 1940 Act (or as permitted by law or SEC staff positions) or enter into certain offsetting positions to cover its obligations.





     DESCRIPTIONS OF PERMISSIBLE INVESTMENTS

     Additional information about individual types of securities (including key considerations and risks) in which some or all of the Funds may invest is set forth below.

     BANK OBLIGATIONS (DOMESTIC AND FOREIGN)

     Bank obligations include, for example, certificates of deposit, bankers' acceptances, commercial paper, Yankee dollar certificates of deposit, Eurodollar certificates of deposit, time deposits and promissory notes.

     A certificate of deposit, or so-called CD, is a debt instrument issued by a bank that usually pays interest and which has maturities ranging from a few weeks to several years. A bankers acceptance is a time draft drawn on and accepted by a bank, a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. A Yankee dollar certificate of deposit is a negotiable CD issued in the United States by branches and agencies of foreign banks. A Eurodollar certificate of deposit is a CD issued by a foreign (mainly European) bank with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have an interest rate which is usually pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawal of a time deposit. A promissory note is a written commitment of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

     A bank obligation may be issued by: (i) a domestic branch of a domestic bank; (ii) a foreign branch of a domestic bank; (iii) a U.S. branch of a foreign bank; or (iv) a foreign branch of a foreign bank.

     As a general matter, obligations of "domestic banks" are not subject to the Funds' fundamental investment policies regarding concentration limits. For this purpose, the SEC staff also takes the position that domestic branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks." More specifically, "domestic banks" include: (a) domestic branches of domestic banks; (b) domestic branches of foreign banks, to the extent that they are subject to comparable regulation as domestic banks; and
(c) foreign branches of domestic banks with respect to which the domestic bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.

     Certain Funds may invest in exchange-traded Eurodollar contracts. For information about these types of securities, see "Descriptions of Permissible Investments--Futures and Options."

     Key Considerations and Risks: Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the U.S. Government. These bank obligations are "backed" only by the creditworthiness of the issuing bank or parent financial institution.

     Obligations of foreign banks, including Yankee dollar and Eurodollar obligations, involve somewhat different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that:
(a) their liquidity could be impaired because of political or economic developments; (b) the obligations may be less marketable than comparable obligations of domestic banks; (c) a foreign jurisdiction might impose withholding and other taxes at potentially confiscatory levels on amounts realized on those obligations; (d) foreign deposits may be seized or nationalized; (e) foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal or interest on those obligations; and (f) the selection of the obligations may be based on less publicly available information concerning foreign banks or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

     BORROWINGS

     Each Fund has a fundamental policy with respect to borrowing that can be found under the heading "Investment Policies and Limitations."

     The Funds participate in an uncommitted line of credit provided by State Street under an agreement (the "Uncommitted Line"). Any advance under the Uncommitted Line is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Uncommitted Line, each participating Fund must maintain a ratio of net assets (not including funds borrowed under the Uncommitted Line) to the aggregate amount of indebtedness pursuant to the Uncommitted Line that is no less than 4 to 1. Information about specific borrowings, if any, by any particular Fund under the Uncommitted Line over the last fiscal year, if any, can be found in its Annual Report to Shareholders for the year ended August 31, 2006.

     As noted above, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

     A Fund also may borrow money utilizing a reverse repurchase agreement transaction. See "Descriptions of Permissible Investments--Reverse Repurchase Agreements."

     Key Considerations and Risks: The Uncommitted Line is not a "committed" line of credit, which is to say that State Street is not obligated to lend money to a Fund. Accordingly, it is possible that a Fund may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

     DERIVATIVES

     A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap contracts. For more information about each type of derivative, see those sections in this SAI discussing such securities.

     The Funds may use derivatives for a variety of reasons, including to: enhance a Fund's return, attempt to protect against possible changes in the market value of securities held in or to be purchased for a Fund's portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); protect the Fund's unrealized gains reflected in the value of its portfolios securities; facilitate the sale of such securities for investment purposes; and/or manage the effective maturity or duration of the Fund's portfolio.

     A Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables including market conditions.

     Key Considerations and Risks: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

     See also "Descriptions of Permissible Investments--Futures and Options," "Descriptions of Permissible Investments--Linked Securities and Structured Products," "Descriptions of Permissible Investments--Stripped Securities," "Descriptions of Permissible Investments--Warrants and Rights" and "Descriptions of Permissible Investments--Swap Contracts."

     FOREIGN SECURITIES

     Foreign securities are debt, equity or derivative securities determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenue or other factors.

     Forward foreign currency exchange contracts -- Forward foreign currency exchange contracts establish an exchange rate at a future date. A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when a foreign currency suffers a substantial decline against the U.S. dollar, a Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. When it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

     A Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the securities are denominated (a "cross-hedge").

     Foreign currency hedging transactions are attempts to protect a Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized should the value of the hedged currency increase.

     A Fund also may purchase American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in Depositary Receipts through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

     Key Considerations and Risks: Foreign securities may pose risks greater than those typically associated with an equity, debt or derivative security due to: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates, which can significantly affect a Fund's share price; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; (7) possible impositions of foreign taxes, including potentially confiscatory levels of taxation and withholding and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States.

     Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging markets countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging markets securities also involves risks beyond the risks inherent in foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country's economy and securities markets.

     As noted, foreign securities also involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A Fund may also purchase and sell foreign currency futures contracts and related options. See "Descriptions of Permissible Investments--Futures and Options."

     GUARANTEED INVESTMENT CONTRACTS AND FUNDING AGREEMENTS

     Guaranteed investment contracts ("GICs"), investment contracts or funding agreements are debt instruments issued by highly-rated insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts.

     Key Considerations and Risks: A Fund will only purchase GICs from issuers which, at the time of purchase, meet certain credit and quality standards. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. In addition, the issuer may not be able to return the principal amount of a GIC to a Fund on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment. Unlike certain types of money market instruments, there is no government guarantee on the payment of principal or interest; only the insurance company backs the GIC.

     LINKED SECURITIES AND STRUCTURED PRODUCTS

     Linked securities, such as index-linked, equity-linked, credit-linked, commodity-linked and currency-linked securities, are types of derivative securities. See generally "Descriptions of Permissible
Investments--Derivatives."

     Index-linked, equity-linked, credit-linked and commodity-linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas. With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     One common type of linked security is a "structured" product. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     Another common type of index-linked security is a S&P Depositary Receipt, or SPDR, which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, a Fund's investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. See also "Descriptions of Permissible Investments--Other Investment Companies."

     SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500

Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust's expenses. At the same time, the Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

     Key Considerations and Risks: Like all derivatives, a Fund's investments in "linked" securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of the Fund to utilize linked-securities successfully will depend on its ability to correctly predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging markets countries, there are certain additional risks associated with such investments. See "Descriptions of Permissible Investments--Foreign Securities."

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Descriptions of Permissible Investments--Private Placement Securities and Other Restricted Securities."

     SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called "creation unit size" and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

     MONEY MARKET INSTRUMENTS

     Money market instruments are high-quality, short-term debt obligations, which include: (1) bank obligations; (2) funding agreements; (3) repurchase agreements; (4) U.S. Government obligations; and (5) certain corporate debt securities, such as commercial paper and master notes (which are generally understood to be unsecured obligations of a firm (often private and/or unrated), privately negotiated by borrower and lender, that contemplate a series of recurring loans and repayments, governed in each case by the terms of the one master note). Such instruments also may be structured to be, what would not otherwise be, a money market instrument by modifying the maturity of a security or interest rate adjustment feature to come within permissible limits.

     Money market mutual funds (i.e., funds that comply with Rule 2a-7 of the 1940 Act) are permitted to purchase most money market instruments, subject to certain credit quality, maturity and other restrictions.

     See "Descriptions of Permissible Investments--Bank Obligations," "Descriptions of Permissible Investments--Corporate Debt Securities," "Descriptions of Permissible Investments--Guaranteed Investment Contracts and Funding Agreements," "Descriptions of Permissible Investments--Repurchase Agreements" and "Descriptions of Permissible Investments--U.S. Government Obligations."

     Key Considerations and Risks: Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

     MUNICIPAL SECURITIES

     Municipal Bonds - Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, and also by their political subdivisions, duly constituted offering authorities and instrumentalities. States, territories, possessions and municipalities may issue municipal bonds for a variety of reasons, including, for example, to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities also issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, industrial facilities or for water supply, gas, electricity or waste disposal facilities.

     Municipal bonds generally are classified as "general obligation" or "revenue" bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. General obligation bonds are secured by the issuer's pledge of its good faith, credit and taxing power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Municipal bonds may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Private activity bonds (such as an industrial development or industrial revenue bond) held by a Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Private activity bonds have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Private activity bonds are also issued for privately held or publicly owned corporations in the financing of commercial or industrial facilities. Most governments are authorized to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

     Municipal Notes - Municipal notes are issued by states, municipalities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the related fiscal period. Municipal obligation notes generally have maturities of one year or less. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

     Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

     Municipal demand obligations are subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months.

     Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand. The Funds have no specific percentage limitations on investments in master demand obligations.

     Municipal Leases - Municipal securities also may include participations in privately arranged loans to state or local government borrowers, some of which may be referred to as "municipal leases." Generally, such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by a Fund may have a demand provision permitting the Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable.

     Although lease obligations do not constitute general obligations of the municipal issuer to which the government's taxing power is pledged, a lease obligation is ordinarily backed by the government's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, a Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event that foreclosure might prove difficult.

     Key Considerations and Risks: There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different yields while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of municipal securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

     The payment of principal and interest on most securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate "issuer." An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

     There are particular considerations and risks relevant to investing in a portfolio of a single state's municipal securities, such as the greater risk of the concentration of a Fund versus the greater relative safety that comes with a less concentrated investment portfolio.

     The Internal Revenue Service ("IRS") is paying increased attention on whether obligations intended to produce interest exempt from federal income taxation, such as municipal bonds and notes, in fact meet the requirements for such exemption. Ordinarily, the Funds rely on an opinion from the issuer's bond counsel that interest on the issuer's obligation will be exempt from federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize an investing regulated investment company's ability to pay exempt-interest distributions. Similar challenges may occur as to state-specific exemptions.

     OTHER INVESTMENT COMPANIES

     In seeking to attain their investment objectives, certain Funds may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, its rules and regulations and any exemptive orders obtained by the Funds from the SEC. See also "Investment Policies and Limitations--Exemptive Orders."

     The 1940 Act generally requires that each Fund limit its investments in another investment company or series thereof so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securities of any one investment company;
(b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (c) not more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by the Fund or by the company as a whole.

     A Fund may purchase shares of exchange-traded funds ("ETFs"), which are a type of investment company. A Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts - to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. A Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index.

     Each Fund has obtained permission from the SEC (via exemptive order) to purchase shares of other mutual funds in the Columbia Funds Family. The SEC order is subject to certain conditions, including that a Board, before approving an advisory contract (including the advisory fee) applicable to a Fund, will find that the advisory fees applicable to the Fund relying on the order are for services in addition to, rather than duplicative of, services provided pursuant to the "investee" Fund's advisory contract.

     Each Fund also has obtained separate permission from the SEC (via exemptive order) to purchase shares of Money Market Funds. To seek to achieve a return on uninvested cash or for other reasons, investing Funds may invest up to 25% of their assets in any Money Market Fund. These investments are generally on a short-term basis. CMA and its affiliates are entitled to receive fees from the Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Funds for services provided directly. One condition of the SEC order is that a Money Market Fund may not acquire securities of any other investment company in excess of the limits stated in the paragraph above.

     Key Considerations and Risks: A Fund may derive certain advantages from being able to invest in shares of other investment companies; for example, this ability may allow the Fund to gain exposure to a type of security. It also may facilitate a Fund being fully invested. However, there may be certain disadvantages; for example, it may cost more in terms of fees. That is to say, a shareholder may be charged fees not only on the Fund shares held directly, but also on the mutual fund shares that the Fund purchases. Whether any anticipated return from such an investment will outweigh the costs of purchasing such mutual fund shares when deciding to invest will be considered by the Funds.

     Feeder Funds and Master Portfolios - The 1940 Act also permits, under certain conditions, a Fund to invest all of its assets in another mutual fund. Under this structure, called a master/feeder structure, which is described above, feeder funds invest all of their assets in a corresponding master portfolio with the same investment objective, principal investment strategies and risks. The master portfolios in the Columbia Funds Family are separate series of CFMIT, which is organized as a statutory trust under the laws of Delaware, and is itself a registered investment company in the Columbia Funds Family. Other entities (e.g., other investment companies, commingled trust funds, institutional and certain individual investors), along with the master portfolios of CFMIT, may invest in the master portfolios of CFMIT from time to time. Accordingly, there may also be other investment companies, as well as other investment vehicles, through which you can invest in a master portfolio of CFMIT which may have higher or lower fees and expenses than those of its corresponding feeder fund, and which may therefore have different performance results than the feeder fund.

     The primary advantages of such a structure are expected economies of scale--that is to say, the larger asset size of master portfolio may allow it to purchase securities and engage in brokerage transactions on more favorable terms than might otherwise be available to a feeder fund alone, as well as to, over time, enjoy other benefits associated with achieving economies of scale.

     However, there are certain considerations and risks that are inherent in the master/feeder structure. For example, feeder funds are potentially liable for certain legal obligations of the master portfolio in which they invest. The risk of a feeder fund's incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and a master portfolio itself is unable to meet its obligations. Accordingly, the Board believes that neither a feeder fund nor its shareholders should be adversely affected by reason of a feeder fund's investing in a master portfolio. As with any mutual fund, other investors in a master portfolios could control the results of voting at the master portfolio level in certain instances (e.g., a change in fundamental policies by a master portfolio which was not approved by the Fund's shareholders). This could lead a feeder fund to decide to withdraw its investment in the master portfolio. A feeder fund also may withdraw its investment in a master portfolio at any time if the Board determines that it is in the best interest of the feeder fund to do so. Upon such withdrawal, the Board would consider what action might be taken, including the investment of all of the assets of the feeder fund in another pooled investment entity having the same (or similar) investment objective, principal investment strategies and risks as the feeder fund or the hiring of an investment adviser to manage the feeder fund's assets in accordance with its investment objective and principal investment strategies. Further, the withdrawal of other entities that may from time to time invest in a master portfolio could have an adverse effect on the performance of such master portfolio and its corresponding feeder fund, such as decreased economies of scale, and increased per share operating expenses.

     When a feeder fund is required to vote as an interest holder of a master portfolio, current regulations provide that in those circumstances the feeder fund may either pass-through the vote to its shareholders or the feeder fund may vote its shares in its master portfolio in the same proportion of all other security holders in the master portfolio.

     An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange traded that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and a Fund could lose money investing in an ETF if the prices of the securities held by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

     PASS-THROUGH SECURITIES (PARTICIPATION INTERESTS AND COMPANY RECEIPTS)

     A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

     FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

     FNMA issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

     Key Considerations and Risks: Except for guaranteed mortgage certificates, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Funds, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. Estimated prepayment rates will be a factor considered in calculating the average weighted maturity of a Fund which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     REITS AND MASTER LIMITED PARTNERSHIPS

     A real estate investment trust, or REIT, is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls or loans on such properties. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to owners of properties, and passes any interest income it may earn to its shareholders.

     Partnership units of real estate and other types of companies are sometimes organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.

     Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in a master limited partnership) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

     Key Considerations and Risks: REITs may be affected by changes in the value of the underlying property owned or financed by the REIT; mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for preferential treatment under the Code.

     The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer's management skills. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Mortgage REITs are subject to the risk that mortgagors may not meet their payment obligations. Each investment also has its unique interest rate and payment priority characteristics. In addition, REITs are subject to unique tax requirements which, if not met, could adversely affect dividend payments. Also, in the event of a default of an underlying borrower or lessee, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

     The risks of investing in a master limited partnership are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

     REPURCHASE AGREEMENTS

     A repurchase agreement is a money market instrument that is a contract under which a Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). Repurchase agreements may be viewed, in effect, as loans made by a Fund which are collateralized by the securities subject to repurchase. Typically, the Funds will enter into repurchase agreements only with commercial banks and registered broker/dealers and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. See "Descriptions of Permissible Investments--Money Market Instruments."

     Key Considerations and Risks: Repurchase Agreements are generally subject to counterparty risk, which is the risk that the counterparty to the agreement could default on the agreement. If a seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

     Pursuant to an exemptive order issued by the SEC, the Funds may "combine" uninvested cash balances into a joint account, which may be invested in one or more repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS

     A reverse repurchase agreement is a contract under which a Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Fund to repurchase such security at a fixed time and price (representing the seller's cost plus interest). Reverse repurchase agreements may be viewed as borrowings made by a Fund.

     Key Considerations and Risks: Reverse repurchase agreements involve the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds' obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, the Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

     STRIPPED SECURITIES

     Stripped securities are derivatives in which an instrument's coupon (or interest ) is separated from its corpus (or principal) and then are re-sold separately, usually as zero-coupon bonds. See generally "Descriptions of Permissible Investments--Derivatives." Because stripped securities are typically products of brokerage houses and the U.S. Government, there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. Stripped mortgage-backed securities, or SMBS, can also issued by the U.S. Government or an agency. TIGERS are Treasury securities stripped by brokers. See also "Descriptions of Permissible Investments--Zero-Coupon Securities."

     The Adviser will only purchase stripped securities for Money Market Funds where the securities have a remaining maturity of 397 days or less; therefore, the Money Market Funds may only purchase the interest component parts of U.S. Treasury securities.

     Key Considerations and Risks: If the underlying obligations experience greater than anticipated prepayments of principal, the Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Fund's per share net asset value.

     SWAP CONTRACTS

     Swap agreements are derivative instruments. See generally "Descriptions of Permissible Investments--Derivatives." They can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options.

     Key Considerations and Risks: Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield. Additionally, whether a Fund's use of swap contracts will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. However, a Fund will closely monitor the credit of a swap contract counterparty in order to minimize this risk. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     The Adviser does not believe that a Fund's obligations under swap contracts are senior securities and, accordingly, a Fund will not treat them as being subject to its borrowing restrictions.

     U.S. GOVERNMENT OBLIGATIONS

     U.S. Government obligations include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA.

     Because of their relative liquidity and high credit quality, U.S. Government obligations are often purchased by the Money Market Funds, and can in some instances comprise almost all of their portfolios.

     Key Considerations and Risks: In the case of those U.S. Government obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment.

     VARIABLE- AND FLOATING-RATE INSTRUMENTS

     These types of securities have variable- or floating-rates of interest and, under certain limited circumstances, may have varying principal amounts. Unlike a fixed interest rate, a variable or floating interest rate is one that rises and falls based on the movement of an underlying index of interest rates. For example, many credit cards charge variable interest rates, based on a specific spread over the prime rate. Most home equity loans charge variable rates tied to the prime rate.

     Variable- and floating-rate instruments pay interest at rates that are adjusted periodically according to a specified formula; for example, some adjust daily and some adjust every six months. The variable- or floating-rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

     Key Considerations and Risks: In order to most effectively use these investments, the Adviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the Adviser incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable- or floating-rate obligations.

     OTHER CONSIDERATIONS

     TEMPORARY DEFENSIVE PURPOSES

     Each Fund may hold cash or money market instruments. It may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons.

     When a Fund engages in such strategies, it may not achieve its investment objective.

     PORTFOLIO TURNOVER

     The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." A Fund may engage in frequent and active trading of portfolio securities in order to achieve its investment objective. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

     For each Fund's portfolio turnover rate, see the "Financial Highlights" in the prospectus for that Fund.

     DISCLOSURE OF PORTFOLIO INFORMATION

     The Board has adopted policies and procedures with respect to the disclosure of the Funds' portfolio holdings by the Funds, CMA and their affiliates. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interest of Fund shareholders and to address conflicts between the interests of a Fund's shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other. These policies and procedures provide that Fund portfolio holdings information generally may not be disclosed to any party prior to: (1) the business day next following the posting of such information on the Funds' website, if applicable, or (2) the time a Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The Board will be updated as needed regarding compliance with these policies and procedures. The policies and procedures prohibit CMA and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of funds and include variations tailored to the different categories of funds. Under this tailored approach, some of the provisions described here do not apply to Funds covered by this SAI. CMA has also adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

     Public Disclosures

     The Funds' portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Funds' website. This information is available on the Funds' website as described below.

     - For equity, convertible, balanced and asset allocation Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

     - For fixed income Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

     - For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

     Certain Funds shall also disclose their largest holdings, as a percent of the Funds' portfolios, as of month-end on their website generally within 15 days after such month-end; with the equity Funds posting their largest 10-15 holdings, the balanced Funds posting their largest 5 equity holdings, and certain fixed income Funds posting their top 5-15 holdings.

     The scope of the information provided pursuant to the Funds' policies relating to each Fund's portfolio that is made available on the website may change from time to time without prior notice.


     The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund's fiscal year). Shareholders may obtain the Funds' Form N-CSR and N-Q filings on the SEC's website at www.sec.gov, a link to which is provided on the Columbia Funds' website. In addition, the Funds' Form N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public reference room.


     With respect to the variable insurance trusts, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

     The Funds, CMA and their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisers or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Funds' website or no earlier than the time the Funds file such information in a publicly available SEC filing required to include such information.

     Other Disclosures

     The Funds' policies and procedures provide that no disclosures of the Funds' portfolio holdings may be made prior to the holdings information being made public unless (1) the Funds have a legitimate business purpose for making such disclosure, (2) the Funds' chief executive officer authorizes such non-public disclosure of information, and (3) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

     In determining the existence of a legitimate business purpose, the following factors, and any additional relevant factors, are considered: (1) that any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of CMA; (2) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of CMA, CMD or any affiliated person of a Fund, on the other; and (3) that prior disclosure to a third party, although subject to a confidentiality agreement, would not make lawful conduct that is otherwise unlawful.

     In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information in order to assist the Funds with their day-to-day business affairs. In addition to CMA and its affiliates, these service providers include the Funds' sub-advisers, the Funds' independent registered public accounting firm, legal counsel, financial printers, the Funds' proxy solicitor, the Funds' proxy voting service provider, and rating agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds may also disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

     The Funds currently have ongoing arrangements with certain approved recipients to disclose portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure and is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Funds' chief executive officer. These special arrangements are the following:

                               COMPENSATION/           CONDITIONS/RESTRICTIONS        FREQUENCY
 IDENTITY OF RECIPIENT    CONSIDERATION RECEIVED        ON USE OF INFORMATION       OF DISCLOSURE
 ---------------------    ----------------------   ------------------------------   -------------
Electra Information       None                     Use of holdings information      Daily
Systems                                            for trade reconciliation
                                                   purposes.

Standard & Poor's         None                     Vendor uses to maintain          Weekly
                                                   ratings for certain Money
                                                   Market Funds.

InvestorTools, Inc.       None                     Access to holdings granted       Real time
                                                   solely for the purpose of
                                                   testing back office
                                                   conversion of trading systems.

ING Insurance Company     None                     Access to holdings granted       Quarterly
                                                   for specific Funds for ING's
                                                   creation of
                                                   client/shareholder
                                                   materials.  ING may not
                                                   distribute materials until
                                                   the holdings information is
                                                   made public.

Glass-Lewis               None                     Glass-Lewis receives holdings    Daily
                                                   information in connection
                                                   with testing the firm's proxy
                                                   services.

CMS Bondedge              None                     CMS Bondedge is the vendor       Ad-hoc
                                                   for an application used by
                                                   CMA's Fixed Income Portfolio
                                                   Management team as an
                                                   analytical and trading tool.
                                                   CMS Bondedge may receive
                                                   holdings information to
                                                   assist in resolving technical
                                                   difficulties with the
                                                   application.

Linedata Services, Inc.   None                     Linedata is the software         Ad-hoc
                                                   vendor for the LongView Trade
                                                   Order Management System.
                                                   Linedata may receive holdings
                                                   information to assist in
                                                   resolving technical
                                                   difficulties with the
                                                   application.

JP Morgan                 None                     JP Morgan provides the High      Monthly
                                                   Yield team with peer group
                                                   analysis reports for purposes
                                                   of analyzing the portfolio.

Malaspina                 None                     Vendor uses to facilitate        Quarterly
Communications                                     writing, publishing, and
                                                   mailing Fund shareholder
                                                   reports and communications
                                                   including shareholder letter
                                                   and management's discussion
                                                   of Fund performance.

Data Communique           None                     Vendor uses to automate          Quarterly
                                                   marketing materials.  Vendor
                                                   receives top holdings
                                                   information to populate data
                                                   in fact sheet templates.

                               COMPENSATION/           CONDITIONS/RESTRICTIONS        FREQUENCY
 IDENTITY OF RECIPIENT    CONSIDERATION RECEIVED        ON USE OF INFORMATION       OF DISCLOSURE
 ---------------------    ----------------------   ------------------------------   -------------
Evare LLP                 None                     Evare obtains account            Daily
                                                   information for purposes of
                                                   standardizing and
                                                   reformatting data according
                                                   to CMA's specifications for
                                                   use in the reconciliation
                                                   process.

Factset Data Systems,     None                     FactSet provides quantitative    Daily
Inc.                                               analytics, charting and
                                                   fundamental data to CMA.
                                                   FactSet requires holdings
                                                   information to provide the
                                                   analytics.

RR Donnelly/WE Andrews    None                     Printers for the Funds'          Monthly
                                                   prospectuses, supplements,
                                                   SAIs, fact sheets, brochures.

Merrill and Bowne         None                     Printers for the Funds'          Monthly
                                                   prospectuses, supplements,
                                                   and SAIs.

Merrill Corporation       None                     Provides fulfillment of the      Monthly
                                                   Funds' prospectuses,
                                                   supplements, SAIs, and sales
                                                   materials.

Citigroup                 None                     Citigroup is the software        Daily
                                                   vendor for Yield Book, an
                                                   analytic software program.
                                                   CMA uses Yield Book to
                                                   perform ongoing risk analysis
                                                   and management of certain
                                                   fixed income Funds and fixed
                                                   income separately managed
                                                   accounts.

Mellon Analytical         None                     Provides portfolio               Monthly
Solutions                                          characteristics to assist in
                                                   performance reviews and
                                                   reporting.

Cogent Consulting         None                     Facilitates the evaluation of    Daily
                                                   commission rates and provides
                                                   flexible commission reporting.

Moody's Investors         None                     Vendor uses to maintain          Monthly
Services                                           ratings for certain Money
                                                   Market Funds.

                             MANAGEMENT OF THE TRUST

     CERTAIN INVESTMENT ACTIVITY LIMITS

     The overall investment activities of CMA and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund's activities also may be restricted because of regulatory restrictions applicable to CMA and its affiliates, and/or their internal policies.

     THE TRUSTEES AND OFFICERS

     The Board of the Trust oversees the Funds. All of the Trustees are "independent," meaning that they have no affiliation with Bank of America, its affiliates, or the Funds, apart from personal investments that most Trustees have made in certain of the Funds as private individuals. The Trustees are charged with the fiduciary duty of protecting shareholders' interests when supervising and overseeing the management and operations of the Trust. The following table provides basic information about the Trustees and the executive officers ("Officers") of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

                                                                                   NUMBER
                                                                                     OF
                                TERM OF                                             FUNDS
NAME, YEAR OF  BIRTH           OFFICE AND                                          IN FUND
AND POSITION HELD WITH THE     LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE    COMPLEX    OTHER DIRECTORSHIPS HELD BY
TRUST                         TIME SERVED              PAST FIVE YEARS            OVERSEEN              TRUSTEE
--------------------------    -----------    ----------------------------------   --------    ---------------------------
                                                         TRUSTEES

Edward J. Boudreau, Jr.       Indefinite    Managing Director - E.J. Boudreau &   79         None
(Born 1944)                   term;         Associates (consulting), through
Trustee                       Trustee       present
                              since
                              January
                              2005

William P. Carmichael         Indefinite    Retired                               79         Director - Cobra Electronics
(Born 1943)                   term;                                                          Corporation (electronic
Trustee and Chairman of the   Trustee                                                        equipment manufacturer);
Board                         since 1999                                                     Spectrum Brands, Inc.
                                                                                             (batteries); Simmons Company
                                                                                             (bedding); and The Finish
                                                                                             Line (apparel)

William A. Hawkins            Indefinite    President, Retail Banking - IndyMac   79         None
(Born 1942)                   term;         Bancorp, Inc., from September 1999
Trustee                       Trustee       to August 2003; Retired
                              since
                              January
                              2005

R. Glenn Hilliard             Indefinite    Chairman and Chief Executive Officer  79         Director - Conseco, Inc.
(Born 1943)                   term;         - Hilliard Group LLC (investing and              (insurance) and Alea Group
Trustee                       Trustee       consulting), from April 2003 through             Holdings (Bermuda), Ltd.
                              since         current; Chairman and Chief                      (insurance)
                              January       Executive Officer - ING Americas,
                              2005          from 1999 to April 2003; and
                                            Non-Executive Chairman - Conseco,
                                            Inc. (insurance), from September
                                            2004 through current

Minor M. Shaw                 Indefinite    President - Micco Corporation and     79         Board Member - Piedmont
(Born 1947)                   term;         Mickel Investment Group                          Natural Gas
Trustee                       Trustee
                              since 2003

                                             YEAR FIRST
                                             ELECTED OR
NAME, YEAR OF  BIRTH AND    POSITION WITH    APPOINTED
ADDRESS                       THE TRUST      TO OFFICE          PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------    -------------    ----------    -----------------------------------------------------------
                                    OFFICERS

Christopher L. Wilson      President and       2004       Head of Mutual Funds since August 2004 and Managing Director
(Born 1957)                Chief Executive                of the Adviser since September 2005; President and Chief
One Financial Center       Officer                        Executive Officer, CDC IXIS Asset Management Services, Inc.
Boston, MA 02110                                          from September 1998 to August 2004

James R. Bordewick, Jr.    Senior Vice         2006       Associate General Counsel, Bank of America, since April
(Born 1959)                President,                     2005; Senior Vice President and Associate General Counsel,
One Financial Center       Secretary and                  MFS Investment Management prior to April 2005
Boston, MA 02110           Chief Legal
                           Officer

J. Kevin Connaughton       Senior Vice         2004       Managing Director of the Adviser since February 1998
(Born 1964)                President,
One Financial Center       Chief Financial
Boston, MA 02110           Officer and
                           Treasurer

Linda J. Wondrack          Senior Vice         2007       Director of the Adviser and Bank of America Investment
(Born 1964)                President and                  Product Group Compliance since June 2005; Director of
100 Federal Street         Chief                          Corporate Compliance and Conflicts Officer,  MFS Investment
Boston, MA 02110           Compliance                     Management from August 2004 to May 2005; Managing Director,
                           Officer                        Deutsche Asset Management prior to August 2004

                                             YEAR FIRST
                                             ELECTED OR
NAME, YEAR OF  BIRTH AND    POSITION WITH    APPOINTED
ADDRESS                       THE TRUST      TO OFFICE         PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
------------------------    -------------    ----------    -----------------------------------------------------------
Michael G. Clarke          Chief               2004       Director of Fund Administration since January 2006; Managing
(Born 1969)                Accounting                     Director of the Adviser from September 2004 to December
One Financial Center       Officer and                    2005; Vice President of Fund Administration from June 2002
Boston, MA 02110           Assistant                      to September 2004; Vice President of Product Strategy and
                           Treasurer                      Development prior to September 2004

Stephen T. Welsh           Vice President      2004       President, Columbia Management Services, Inc. since July
(Born 1957)                                               2004; Senior Vice President and Controller, Columbia
One Financial Center                                      Management Services, Inc. prior to July 2004
Boston, MA 02110

Barry S. Vallan            Controller          2006       Vice President - Fund Treasury of the Adviser since October
(Born 1969)                                               2004: Vice President - Trustee Reporting from April 2002 to
One Financial Center                                      October 2004; Management Consultant, PwC (independent
Boston, MA 02110                                          registered accounting firm) prior to 2002

          Each of the Trust's Trustees and Officers holds comparable positions with certain other funds of which the Adviser or its affiliates is the investment adviser or distributor.

          The Trustees and Officers serve terms of indefinite duration. Each Fund held a shareholders' meeting in 2005, and will hold a shareholders' meeting at least once every five years thereafter to elect Trustees.

          BOARD COMMITTEES

          The Trust has an Audit Committee, a Governance Committee and an Investment Committee.

          The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund's investment adviser(s), administrator(s) and other key service providers (other than the independent auditors)) is primarily responsible for the preparation the financial statements of each Fund, and the independent auditors are responsible for auditing those financial statements. Management is also responsible for maintaining appropriate systems for accounting and "internal controls over financial reporting" (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent auditors are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee Charter, the Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund's financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

          The Audit Committee has, among other things, specific power and responsibility to: i) oversee its Funds' accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee's responsibilities under the Securities Exchange Act of 1934 or applicable rules or listing requirements; and iv) pre-approve all non-audit services provided by a Fund's independent auditor to the Fund's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. William A. Hawkins, Edward J. Boudreau, Jr. and William P. Carmichael are members of the Audit Committee. The Audit Committee members are all not "interested" person (as defined in the 1940
Act). The Audit Committee met 6 times in 2006.

          The primary responsibilities of the Governance Committee include, as set forth in its charter: i) nominating Independent Trustees; ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund's investment adviser or sub-adviser or any control affiliate thereof ("Unaffiliated Trustees"), including deferred compensation and retirement policies; and iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Minor M. Shaw, William A. Hawkins, R. Glenn Hilliard and William P. Carmichael (ex officio) are members of the Governance Committee. The Governance Committee met 3 times in 2006.


     The Governance Committee considers candidates submitted by shareholders. Any recommendation should be submitted to Columbia Funds, c/o Secretary, at the principal address shown on the Funds' registration statement. Any submission should include at a minimum the following information as to each individual proposed for election or re-election as Trustee: (i) the name, age, business address, residence address and principal occupation or employment of such individual, (ii) the class, series and number of shares of any Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, (iii) whether such shareholder believes such individual would or would not qualify as an independent Trustee, and information regarding such individual that is sufficient, in the discretion of the Governance Committee, to make such determination, and (iv) all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of Board members in an election contest (even if an election contest is not involved) or is otherwise required, in each case pursuant to Regulation 14A (or any successor provision) under the 1934 Act and the rules thereunder (including such individual's written consent to being named in the proxy statement as a nominee and to serving as a Trustee (if elected)).


     The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Adviser on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Adviser; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee met 6 times in 2006.

     BOARD COMPENSATION

     Trustees are compensated for their services to the Columbia Funds as follows.

         Compensation Table for the Fiscal Period Ended August 31, 2006


                            Aggregate Compensation
                          from the Trust on behalf     Total Compensation from the Columbia
Name of Trustee(1)           of the Funds (2)        Funds Complex Paid to Directors(3)(4)
------------------        ------------------------   --------------------------------------
William P. Carmichael              $3,327.46                      $159,999.98
Edward J. Boudreau, Jr.            $2,928.04                      $140,800.00
William A. Hawkins                 $2,928.14                      $140,800.00
R. Glenn Hilliard                  $2,629.72                      $126,999.99
Minor M. Shaw                      $2,856.00                      $138,600.00


----------
(1) Because the Funds are new series of the Trust, having begun operations as series of the Trust on November 18, 2005, the Trustees did not oversee (and were not compensated for oversight of) the Funds prior to November 18, 2005.

(2) In addition to their compensation, all Trustees receive reasonable reimbursements for travel and expenses related to their attendance at Board meetings.


(3) Each Trustee receives compensation from four investment companies that are deemed to be part of the Columbia Funds "fund complex," as that term is defined under Item 12 of Form N-1A.


(4) Total compensation amounts include deferred compensation payable to or accrued for the following Trustees: William P. Carmichael $145,715.89; Edward J. Boudreau, Jr. $42,104.63; William A. Hawkins $0; R. Glenn Hilliard $115,670.46; and Minor M. Shaw $63,114.36.

     COLUMBIA FUNDS DEFERRED COMPENSATION PLAN

     Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan"), each Trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee's termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the Trustee's death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

     BENEFICIAL EQUITY OWNERSHIP INFORMATION

     As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

     The table below shows for each Trustee, the amount of portfolio equity securities beneficially owned by the Trustee, and the amount of equity securities of all funds in the Fund Complex, including in each case fees deferred pursuant to the Deferred Compensation Plan whose rate of return is tied to the return on such equity securities, stated as one of the following ranges:
A= $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over
$100,000.

         Beneficial Equity Ownership in Funds and Columbia Funds Family
                     End of Calendar Year December 31, 2006

                          DOLLAR RANGE OF EQUITY     AGGREGATE DOLLAR RANGE OF EQUITY
NOMINEE                    SECURITIES OF A FUND    SECURITIES OF COLUMBIA FUNDS FAMILY
-----------------------   ----------------------   -----------------------------------
Edward J. Boudreau, Jr.          Funds - A                          C
William P. Carmichael            Funds - A                          E
William A. Hawkins               Funds - A                          C
R. Glenn Hilliard                Funds - A                          C
Minor M. Shaw                    Funds - A                          E

     CODES OF ETHICS

     The Trust, CMA and CMD have each adopted a Code of Ethics which contains policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These Codes of Ethics substantially comply in all material respects with Rule 17j-1 under the 1940 Act, which, among other things, provides that the Board must review each Code of Ethics at least annually.

     The Codes of Ethics, among other things, prohibit each access person from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Codes of Ethics, an access person means (i) a director or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Codes of Ethics generally require access persons, other than Independent Trustees, to submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The Codes of Ethics for the Trust, CMA and CMD are on public file with, and are available from, the SEC.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of February 2, 2007, the name, address and percentage of ownership of each person who may be deemed to be a principal holder of a class of a Fund (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund's outstanding shares) are:

                                                                                      ACCOUNT
FUND/SHARE CLASS                               ACCOUNT REGISTRATION                SHARES OWNED        % OF CLASS
----------------                    -----------------------------------------   ------------------   --------------
Columbia Government Plus            BANC OF AMERICA SECURITIES LLC                 13,874,466.0800       100.00%
Reserves - Adviser                  OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF
                                    OUR CLIENTS
                                    NC1-004-03-06
                                    200 N COLLEGE STREET 3RD FLOOR
                                    CHARLOTTE NC 28255-0001

Columbia Government Plus            BANK OF AMERICA NA                            281,781,340.3300        83.39%
Reserves - Capital                  TX1-945-06-07
                                    411 N AKARD STREET 6TH FLOOR
                                    DALLAS TX 75201-3307

Columbia Government Plus            BANC OF AMERICA SECURITIES LLC
Reserves - Capital                  OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF      56,134,529.4800        16.61%
                                    OUR CLIENTS
                                    NC1-004-03-06
                                    200 N COLLEGE STREET 3RD FLOOR
                                    CHARLOTTE NC 28255-0001

Columbia Government Plus            BANK OF AMERICA NA                            192,434,247.7300        93.46%
Reserves - G-Trust                  TX1-945-06-07
                                    411 N AKARD STREET 6TH FLOOR
                                    DALLAS TX 75201-3307

Columbia Government Plus            CLIFFORD LAWTON                                   841,239.2600         8.58%
Reserves - Retail A                 KATHY A LAWTON
                                    14 HICKORY HILL WAY
                                    WEST GRANBY CT 06090-1503

Columbia Government Plus            NATIONAL FINANCIAL SERVICES LLC                   578,757.7400         5.90%
Reserves - Retail A                 FOR EXCLUSIVE BENEFIT OF CUSTOMERS
                                    ATTN: MUTUAL FUND DEPT
                                    5TH FLOOR
                                    ONE WORLD FINANCIAL CENTER
                                    200 LIBERTY STREET
                                    NEW YORK NY 10281-5503

Columbia Government Plus            BANC OF AMERICA SECURITIES LLC
Reserves - Institutional            OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF      74,998,923.3100       100.00%
                                    OUR CLIENTS
                                    NC1-004-03-06
                                    200 N COLLEGE STREET 3RD FLOOR
                                    CHARLOTTE NC 28255-0001

Columbia Government Plus            FIM FUNDING INC                                    10,564.1400       100.00%
Reserves - Liquidity                C/O COLUMBIA MANAGEMENT GROUP
                                    MA 5-100-11-05
                                    100 FEDERAL STREET
                                    BOSTON MA 02110-1802

                                                                                      ACCOUNT
FUND/SHARE CLASS                               ACCOUNT REGISTRATION                SHARES OWNED        % OF CLASS
----------------                    -----------------------------------------   ------------------   --------------
Columbia Prime Reserves - Adviser   BANC OF AMERICA SECURITIES LLC                148,190,196.3900       100.00%
                                    OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF
                                    OUR CLIENTS
                                    NC1-004-03-06
                                    200 N COLLEGE STREET 3RD FLOOR
                                    CHARLOTTE NC 28255-0001

Columbia Prime Reserves - Capital   BANC OF AMERICA SECURITIES LLC
                                    OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF   3,180,603,266.5900        63.77%
                                    OUR CLIENTS
                                    NC1-004-03-06
                                    200 N COLLEGE STREET 3RD FLOOR CHARLOTTE
                                    NC 28255-0001

Columbia Prime Reserves - Capital   BANK OF AMERICA NA                          1,165,223,817.0700        23.36%
                                    TX1-945-06-07
                                    411 N AKARD STREET 6TH FLOOR
                                    DALLAS TX 75201-3307

Columbia Prime Reserves - Capital   NATIONAL FINANCIAL SERVICES CORP FOR THE      542,566,329.4600        10.88%
                                    EXCLUSIVE BENEFIT OF OUR CUSTOMERS
                                    ATTN: MIKE MCLAUGHLIN-5NY
                                    PO BOX 3908
                                    CHURCH STREET STATION NEW YORK
                                    NY 10008-3908

Columbia Prime Reserves -           BANC OF AMERICA SECURITIES LLC
Institutional                       OMNIBUS ACCT FOR THE EXCLUSIVE BENEFIT OF     313,795,795.3000       100.00%
                                    OUR CLIENTS
                                    NC1-004-03-06
                                    200 N COLLEGE STREET 3RD FLOOR
                                    CHARLOTTE NC 28255-0001

Columbia Prime Reserves -           FIM FUNDING INC
Liquidity                           C/O COLUMBIA MANAGEMENT GROUP                      10,544.0600       100.00%
                                    MA 5-100-11-05
                                    100 FEDERAL STREET
                                    BOSTON MA 02110-1802


     As of February 2, 2007, the name, address and percentage of ownership of each person who may be deemed to be a "control person" (as that term is defined in the 1940 Act) of a Fund, in that it is deemed to beneficially own greater than 25% of the outstanding shares of a Fund by virtue of its fiduciary or trust roles, or otherwise, are:


                                                                                      ACCOUNT
FUND                                           ACCOUNT REGISTRATION                SHARES OWNED      % OF PORTFOLIO
----                                -----------------------------------------   ------------------   --------------
Columbia Government Plus Reserves   BANK OF AMERICA NA                              474,215,588.06       73.81%
                                    TX1-945-06-07
                                    411 N AKARD STREET 6TH FLOOR
                                    DALLAS TX 75201-3307

Columbia Prime Reserves             BANC OF AMERICA SECURITIES LLC
                                    OMNIBUS ACCT FOR THE                             3,642,589,258       66.84%
                                    EXCLUSIVE BENEFIT OF OUR CLIENTS

                                                                                      ACCOUNT
FUND                                           ACCOUNT REGISTRATION                SHARES OWNED      % OF PORTFOLIO
----                                -----------------------------------------   ------------------   --------------
                                    NC1-004-03-06
                                    200 N COLLEGE STREET 3RD FLOOR
                                    CHARLOTTE NC 28255-0001

                     INVESTMENT ADVISORY AND OTHER SERVICES

     INVESTMENT ADVISER

     CMA (formerly known as Banc of America Capital Management, LLC or BACAP) is the investment adviser to the Funds. CMA also serves as the investment adviser to the portfolios of Columbia Funds Variable Insurance Trust I and Columbia Funds Master Investment Trust, registered investment companies that are part of the Columbia Funds Family. CMA is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. The principal office of CMA is 100 Federal Street, Boston, MA 02110.

     INVESTMENT ADVISORY AGREEMENT

     Pursuant to the terms of the Trust's Investment Advisory Agreement, CMA, as investment adviser to the Funds, is responsible for the overall management and supervision of the investment management of each Fund and individually selects and manages the investments of the Funds. The Adviser performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund. The Investment Advisory Agreement is sometimes referred to as the "Advisory Agreement."

     The Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of an Adviser's obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

     The Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Trust's Board, including its Independent Trustees. The Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by CMA on 60 days' written notice.

     The Funds pay CMA an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreements. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

     CMA also may pay amounts from its own assets to CMD or to selling or servicing agents for services they provide.

     EXPENSE LIMITATIONS

     CMA and/or CMD has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the schedules below.

              EXPENSE COMMITMENTS ESTABLISHED AT OVERALL FUND LEVEL
                 PERIOD FROM MARCH 1, 2007 TO DECEMBER 31, 2007

MONEY MARKET FUNDS                  FUND LEVEL EXPENSE CAP *
------------------                  ------------------------
Columbia Government Plus Reserves**           0.20%
Columbia Prime Reserves**                     0.16%

* Waivers of CMA advisory and/or administration fees and/or other expense reimbursements will result in the listed Fund level expense commitments (excluding 12b-1 distribution/shareholder servicing/shareholder administration fees).

** CMA and CMD are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense commitment then in effect.

            COLUMBIA FUNDS CONTRACTUAL 12B-1 DISTRIBUTION FEE WAIVERS
                 PERIOD FROM MARCH 1, 2007 TO DECEMBER 31, 2007

                                              12B-1 DISTRIBUTION FEE
MONEY MARKET FUNDS (LIQUIDITY CLASS SHARES)          WAIVERS *
-------------------------------------------   ----------------------
Columbia Government Plus Reserves                     0.10%
Columbia Prime Reserves                               0.10%

                                              SHAREHOLDER SERVICING FEE
MONEY MARKET FUNDS (LIQUIDITY CLASS SHARES)           WAIVERS *
-------------------------------------------   -------------------------
Columbia Government Plus Reserves                       0.10%
Columbia Prime Reserves                                 0.10%

* CMD waives its 12b-1 distribution fees and/or shareholder servicing fees to the extent necessary to achieve a combined waiver of 0.10%, therefore, to the extent that CMD waives 12b-1 distribution fees and/or waives shareholder servicing fees, the total of such 12b-1 distribution and/or shareholder servicing fee waivers will not exceed 0.10%.

     ADVISORY FEES PAID

     CMA received fees from the Funds for its services as reflected in the following chart, which shows the advisory fees paid to CMA, the advisory fees waived and expense reimbursements, where applicable, for the fiscal period ended August 31, 2006. The Funds changed their fiscal year end from October 31 to August 31, and accordingly the amounts shown are for the ten-month period beginning November 1, 2005 and ending August 31, 2006.


                                                    Amount       Amount
                                                   Waived by   Reimbursed        Other
                                    Amount Paid     Adviser    by Adviser   Reimbursements
                                    -----------   ----------   ----------   --------------

Columbia Government Plus Reserves    $1,161,343   $  704,938       $0            $1,875
Columbia Prime Reserves              $5,790,246   $3,516,540       $0            $8,115






     ADMINISTRATOR

     CMA is the administrator of the Columbia Funds. The Administrator serves under an Administration Agreement which provides that the Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rate of 0.07% of each Fund's average daily net assets.

     CMA also may pay amounts from its own assets to selling or servicing agents for services they provide.

     Pursuant to the Administration Agreement, CMA has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to each Fund's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust's operations, (viii) compute each Fund's net asset value and net income, (ix) accumulate information required for the Trust's reports to shareholders and the SEC, (x) prepare and file the Trust's federal and state tax returns, (xi) perform monthly compliance testing for the Trust, and (xii) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information.


     The Administration Agreement may be terminated by a vote of a majority of the Trustees or by CMA, on 60 days' written notice without penalty. The Administration Agreement is not assignable without the written consent of the other party. Furthermore, the Administration Agreement provides that CMA shall not be liable to the Funds or to their shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of CMA.

     ADMINISTRATION FEES PAID

     The table set forth below states the administration fees paid to CMA for each Fund's fiscal period ended August 31, 2006. The Funds changed their fiscal year end from October 31 to August 31, and accordingly the amounts shown are for the ten-month period beginning November 1, 2005 and ending August 31, 2006.

                                      Administration Fees
                                    Paid to CMA by the Fund
                                    -----------------------
Columbia Government Plus Reserves          $  270,929
Columbia Prime Reserves                    $1,815,777

     PRICING AND BOOKKEEPING AGENT

     CMA is responsible for providing certain pricing and bookkeeping services to the Funds. Effective December 1, 2005, the Trust entered into a Pricing and Bookkeeping Agreement and an amended Administration Agreement with CMA. Under these agreements, the Funds continued to receive substantially the same pricing, bookkeeping and administrative services as they received under the Administration Agreement prior to December 1, 2005.

     Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with the Adviser pursuant to which the Adviser monitors, budgets and approves Fund expenses, provides oversight of the performance by State Street Bank of accounting and financial reporting services, and provides services related to the Sarbanes-Oxley Act of 2002. Under the Services Agreement, the Funds reimburse the Adviser for out-of-pocket expenses, direct internal costs relating to fund accounting oversight, monitoring, budgeting and approving Fund expenses, and direct internal costs incurred in connection with the Sarbanes-Oxley Act of 2002.

     Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with the Adviser and State Street (the "Financial Reporting Services Agreement") pursuant to which State Street provides financial reporting services, such as the preparation of a Fund's financial information for shareholder reports and SEC filings. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with the Adviser and State Street (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") pursuant to which State Street provides accounting services, including but not limited to, the recording of general ledger entries and the calculation of daily expenses and income. Under the State Street Agreements, each Fund pays State Street annual fees for these services, payable monthly, totaling $38,000 plus an additional fee based on an annualized percentage rate of such Fund's assets. Under the State Street Agreements, these fees payable to State Street will not exceed $140,000 annually in the aggregate for such Fund.

     PRICING AND BOOKKEEPING AGENCY FEES PAID

     The table set forth below states the net pricing and bookkeeping fees paid to CMA for the fiscal period ended August 31, 2006. The Funds changed their fiscal year end from October 31 to August 31, and accordingly the amounts shown are for the ten-month period beginning November 1, 2005 and ending August 31, 2006.

                                    Pricing and Bookkeeping Fees
                                       Paid to CMA by the Fund
                                    ----------------------------
Columbia Government Plus Reserves             $126,188
Columbia Prime Reserves                       $134,746

     12B-1 PLANS

     The Trust has adopted a Rule 12b-1, or distribution plan, for the Liquidity Class Shares of the Funds that offer those classes. See "Capital
Stock--Description of the Trust's Shares" for more information about which classes of shares the Funds offer.

     The Liquidity Distribution Plan provides that a Fund may reimburse distribution-related expenses of the Distributor for Liquidity Class Shares up to 0.25% (on an annualized basis) of the Funds' Liquidity Class Shares average daily net asset value and additionally, a Fund may pay the Distributor a fee of up to 0.25% (on an annualized basis) of the Liquidity Class Funds' average daily net assets. However, under the plan, to the extent that the Liquidity Class Shares of the Funds reimburse expenses or make payments pursuant to the Distribution Plan and/or their separate Shareholder Servicing Plan, the total of such reimbursements and payments may not exceed 0.25% (on an annualized basis) of the average daily net assets of any such Fund's Liquidity Class Shares.


     With respect to the Money Market Funds, the Trust has adopted a reduced distribution (12b-1) and shareholder servicing fee rate for the Liquidity Class Shares. Under the revised Liquidity Class Distribution Plan, the Trust may reimburse distribution-related expenses of CMD for Liquidity Class Shares at an annual rate of 0.25% of the average daily net assets of the Funds' Liquidity Class Shares and additionally, the Trust may pay CMD a fee of up to 0.25% of the Liquidity Class Funds' average daily net assets. CMD may reimburse or compensate certain selling agents from these amounts. In addition, the Trust's revised Liquidity Class Shares Shareholder Servicing Plan provides that shareholder servicing fees of up to 0.25% of the average daily net assets of the Funds' Liquidity Class Shares can be paid to shareholder servicing agents. However, under the revised plans, to the extent that any Liquidity Class Shares of the Funds reimburse expenses or make payments pursuant to the Distribution Plan and/or their separate Shareholder Servicing Plan, the total of such reimbursements and payments may not exceed, on an annual basis, 0.25% of the average daily net assets of any such Fund's Liquidity Class Shares.


     Payments under the Liquidity Distribution Plan may be made with respect to the following: (i) the incremental printing costs incurred in producing for and distributing to persons other than current shareholders, the reports, prospectuses, notices and similar materials that are prepared for current shareholders; (ii) the cost of complying with state and federal laws pertaining to the distribution of the shares; (iii) advertising; (iv) the costs of preparing, printing and distributing any literature used in connection with the offering of the shares; (v) expenses incurred in connection with the promotion and sale of the shares including, travel and communication expenses and expenses for the compensation of and benefits for sales personnel; and (vi) any other expenses reasonably incurred in connection with the distribution and marketing of the shares.

     Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous year to be carried over to the current fiscal year.

     The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

     For the Liquidity Class Distribution Plan, the Funds paid the following 12b-1 fees to the Distributor for the fiscal period ended August 31, 2006. The Funds changed their fiscal year end from October 31 to August 31, and accordingly the amounts shown are for the ten-month period beginning November 1, 2005 and ending August 31, 2006. The Trust is not aware as to what amount, if any, of the 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges:



                                                      Amount Waived
                                    12b-1 Fees Paid   or Reimbursed
                                    ---------------   -------------
Columbia Government Plus Reserves          $20              $8
Columbia Prime Reserves                    $20              $8


     EXPENSES

     The Distributor and Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of an Adviser) as are required for the proper conduct of the Trust's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust's shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

     The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Adviser, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Funds' shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust's shareholders; all expenses of shareholders' and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust's shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust's operation unless otherwise explicitly assumed by the Adviser or the Administrator.

     Expenses of the Trust which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

     OTHER SERVICE PROVIDERS

     TRANSFER AGENT AND CUSTODIAN

     CMS, P.O. Box 8081, Boston, Massachusetts 02286-8081, acts as Transfer Agent for each Fund's shares. Under the Transfer Agency Agreement, the Transfer Agent maintains shareholder account records for the Trust, handles certain communications between shareholders and the Trust, distributes distributions payable by the Trust to shareholders, produces statements with respect to account activity for the Trust and its shareholders for these services and provides other shareholder servicing functions. The Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts that it maintains for the Trust during the month and is reimbursed for out-of-pocket expenses. In addition the Trust may pay CMS the fees and expenses it pays to third-party dealer firms that maintain any omnibus accounts with the Funds. CMS retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds' sub-transfer agent. BFDS/DST assists CMS in carrying out its duties as Transfer Agent.

     State Street, Two Avenue de Lafayette, LCC/4S, Boston, Massachusetts 02111 acts as the Funds' Custodian. As Custodian, State Street maintains the Funds' securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of dividends, distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all dividends and other distributions made on securities owned by such Funds.

     With respect to foreign custody activities, the SEC has amended Rule 17f-5 under the 1940 Act and adopted Rule 17f-7 to permit the Board to delegate certain foreign custody matters to foreign custody managers and to modify the criteria applied in the selection process. Accordingly, State Street serves as Foreign Custody Manager, pursuant to the Custodian Agreement, under which the Board retains the responsibility for selecting foreign compulsory depositories, although State Street agrees to make certain findings with respect to such depositories and to monitor such depositories.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Funds issue unaudited financial information semi-annually and audited financial statements annually. The financial statements for the Funds' fiscal period ended August 31, 2006 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110, as the Trust's independent registered public accounting firm to audit the Funds' financial statements and review their tax returns for the fiscal year ended August 31, 2007.

     The Funds' annual reports for the fiscal period ended August 31, 2006 are incorporated herein by reference into this SAI.

     COUNSEL

     Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

      GENERAL BROKERAGE POLICY, BROKERAGE TRANSACTIONS AND BROKER SELECTION

     Subject to policies established by the Board, the Adviser (which in this context refers to the investment sub-adviser(s) who make the day-to-day decisions for a Fund) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund's securities transactions, and for the allocation of brokerage in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist's own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist may make a market in certain securities held by the Funds.

     In placing orders for portfolio securities of a Fund, the Adviser gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

     The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services which are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Funds. Similarly, any research services received by the Adviser through the placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser's investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

     Under Section 28(e) of the 1934 Act, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker/dealer provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Funds.

     Commission rates are established pursuant to negotiations with the broker/dealers based on the quality and quantity of execution services provided by the broker/dealer in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

     In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of the Adviser. Investment decisions for each Fund and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned.

     The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

     The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to, the Distributor, the Adviser, the Administrator, the Administrator or its affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. In addition, the Trust will not give preference to Bank of America or any of its affiliates, with respect to such transactions or securities. However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions which are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, a Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that each Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

     Certain affiliates of Bank of America Corporation, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of municipal securities. Under certain circumstances, the Funds may purchase municipal securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

     Particularly given the breadth of the Adviser's investment management activities, investment decisions for each Fund are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

     AGGREGATE BROKERAGE COMMISSIONS

     The Funds changed their fiscal year end from October 31 to August 31, and accordingly the amounts shown are for the ten-month period beginning November 1, 2005 and ending August 31, 2006.

                                      Aggregate Brokerage
                                    Commissions Paid as of
                                      Fiscal Period Ended
                                        August 31, 2006
                                    ----------------------
Columbia Government Plus Reserves              $0
Columbia Prime Reserves                        $0

     BROKERAGE COMMISSIONS PAID TO AFFILIATES

     In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

     No Fund paid brokerage commissions to any affiliated broker/dealers for the fiscal period ended August 31, 2006.

     DIRECTED BROKERAGE

     A Fund or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund's brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Adviser.

     During the fiscal period ended August 31, 2006, no Fund directed brokerage transactions.

     SECURITIES OF REGULAR BROKER/DEALERS

     In certain cases, the Funds as part of their principal investment strategy, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Columbia Funds Family.

     As of August 31, 2006 neither of the Funds owned securities of its "regular brokers or dealers" or their parents, as defined in Rule 10b-1 under the 1940 Act.

     ADDITIONAL INVESTOR SERVICING PAYMENTS

     The Funds, along with the Transfer Agent and/or Distributor, may pay significant amounts to financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by the Transfer Agent. The level of payments made to financial intermediaries may vary. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support ("additional shareholder services"). These payments for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a 12b-1 Plan, and 0.40% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a 12b-1 Plan. The Trust's Board has authorized the Funds to pay up to 0.11% for such services. Such payments will be made by the Fund to Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Transfer Agent, the Distributor or their affiliates will pay, from their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services (See "Additional Financial Intermediary Payments" below for more information including a list of the financial intermediaries, as of the date of this SAI, receiving such payments).

     For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

     The Funds may also make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

     ADDITIONAL FINANCIAL INTERMEDIARY PAYMENTS

     Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described below under "Investor Servicing Payments." For purposes of this section the term "financial intermediary" includes any broker, dealer, bank, bank trust department, registered investment adviser, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with CMD or one of its affiliates.

     CMD and its affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary may also receive payments described above in "Additional Investor Servicing Payments." These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, CMD and its affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as more fully described below), and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

     These additional payments by CMD or its affiliates are made pursuant to agreements between CMD and its affiliates and financial intermediaries and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales, or the distribution (12b-1) fees and expenses paid by the Fund as shown under the heading "Fees and Expenses" in the Fund's prospectus.

     MARKETING SUPPORT PAYMENTS

     CMD or its affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary's preferred or recommended fund list or otherwise identifying a Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing, and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the mutual funds distributed by CMD attributable to that financial intermediary, gross sales of the mutual funds distributed by CMD attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

     While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary are generally expected to be between 0.02% and 0.10% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds (other than the Money Market Funds) attributable to the financial intermediary. CMD or its affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer's investment in the Fund.

     As of the date of this SAI, CMD or its affiliates had agreed to make marketing support payments to the following financial intermediaries or their affiliates:

A. G. Edwards & Sons, Inc.
AIG Advisor Group
Ameriprise Financial Services, Inc.
AXA Advisors, LLC
Banc of America Securities LLC
Bank of America, N.A.
Bank of New York
Bear Stearns Securities Corporation
BMO Nesbitt Burns
Brown Brothers Harriman & Co.
Chicago Mercantile Exchange
Citicorp Investment Services
Commonwealth Financial Network
Custodial Trust Company
FAS Corp.
Ferris Baker Watts
Fidelity Brokerage Services LLC
FinancialOxygen, Inc.
Genworth Financial, Inc.
Goldman, Sachs & Co.
Harris Corporation
Huntington Capital Corp.
Independent Financial Markets Group, Inc.
ING Group
J.J.B. Hilliard, W.L. Lyons, Inc.
Lincoln Financial Advisors Corp.Linsco/Private
Ledger Corp. (LPL)
Mellon Financial Markets, LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Money Market One
Morgan Stanley DW Inc.
National Financial Services LLC
Pershing LLC
PNC Bank, N.A.
Raymond James & Associates, Inc.
Raymond James Financial Services, Inc.
Security Benefit Life Insurance Company
SEI Investments Distribution Company
SVB Securities
Summit Bank
Sungard Institutional Brokerage Inc.
Sun Life Assurance Company of Canada
TIAA-CREF Life Insurance Company
Transamerica Corporation
UBS Financial Services Inc.
US Bank Trust
Wachovia Securities LLC
Webster Investment Services, Inc.
Wells Fargo Funds Management, LLC
Wells Fargo Corporate Trust Service

     CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

     INVESTOR SERVICING PAYMENTS

     CMD or its affiliates may also make payments to certain financial intermediaries, including other Bank of America affiliates, that provide investor services to retirement plans and other investment programs to compensate financial intermediaries for a variety of services they provide to such programs. These amounts are in addition to amounts that may be paid on behalf of the Funds (see "Additional Investor Servicing Payments") and may be in addition to the marketing support payments paid by CMD described above. A financial intermediary may perform program services itself or may arrange with a third party to perform program services. These investor services may include sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. Payments by CMD or its affiliates for investor servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.30% of the total Fund assets in the program on an annual basis for those classes of shares that pay a service fee pursuant to a 12b-1 Plan, and 0.40% of total Fund assets in the program on an annual basis for those classes of shares that do not pay service fees pursuant to a 12b-1 Plan. In addition, CMD or its affiliates may make lump sum payments to selected financial intermediaries receiving investor servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary's system or other similar services.

     As of the date of this SAI, CMD or its affiliates had agreed to make investor servicing payments to the following financial intermediaries or their affiliates:

ACS HR Solutions LLC
Administrative Management Group
ADP Retirement Services
Ameriprise Financial Services, Inc.
AST Trust Company
Benefit Plan Administrators
Bisys Retirement Services
Ceridian Retirement Plan Services
Charles Schwab & Co.
Citigroup Global Markets Inc.
CitiStreet LLC
City National Bank
Compensation & Capital Administrative Services, Inc
CompuSys Erisa Group of Companies
CPI Qualified Plan Consultants, Inc.
Crown Point Trust Company
Daily Access Corporation
Digital Retirement Solutions
ExpertPlan
Fidelity Investments Institutional Operations Co.
Fiserv Trust Company
Great West Life & Annuity Co
GWFS Equities, Inc.
Hartford Life Insurance Company
Hewitt Associates LLC
Invesmart, Inc.
John Hancock Life Insurance Company (U.S.A.)
John Hancock Life Insurance Company of New York
JP Morgan Retirement Plan Services LLC
Lincoln Financial Group
Massachusetts Mutual Life Insurance Company
Matrix Settlement & Clearance Services
Mercer HR Services, LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
Daily Access Corporation
Digital Retirement Solutions
ExpertPlan
Fidelity Investments Institutional Operations Co.
Fiserv Trust Company
Great West Life & Annuity Co
GWFS Equities, Inc.
Hartford Life Insurance Company
Hewitt Associates LLC
Invesmart, Inc.
John Hancock Life Insurance Company (U.S.A.)
John Hancock Life Insurance Company of New York
JP Morgan Retirement Plan Services LLC
Lincoln Financial Group
Massachusetts Mutual Life Insurance Company
Matrix Settlement & Clearance Services
Mercer HR Services, LLC
Merrill Lynch, Pierce, Fenner & Smith Incorporated
MFS Retirement Services, Inc.
Mid Atlantic Capital Corporation
Morgan Stanley DW Inc.
National Investor Services Corp.
Nationwide Investment Services
New York State Deferred Compensation Board
NYLIFE Distributors LLC
PNC Advisors
Princeton Retirement Group
RBC Dain Rauscher Inc.
Stanton Trust
Sungard Investment Products, Inc.
The 401k Company
T. Rowe Price Group, Inc.
The Gem Group, L.P.
The Principal Financial Group

MFS Retirement Services, Inc.
Mid Atlantic Capital Corporation
Morgan Stanley DW Inc.
National Investor Services Corp.
Nationwide Investment Services
New York State Deferred Compensation Board
NYLIFE Distributors LLC
CompuSys Erisa Group of Companies
CPI Qualified Plan Consultants, Inc.
Crown Point Trust Company
The Vanguard Group, Inc.
Trustlynx
Unified Trust Company, N.A.
Union Bank of California, N.A.
Upromise Investments, Inc.
Valic Retirement Services
Wachovia Securities, LLC
Wells Fargo Bank, N.A.
Wells Fargo Funds Management, LLC
Wilmington Trust Corporation

     CMD or its affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

     OTHER PAYMENTS

     From time to time, CMD, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of a Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by CMD may include financial assistance to financial intermediaries that enable CMD to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment, and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. CMD makes payments for entertainment events it deems appropriate, subject to CMD's internal guidelines and applicable law. These payments may vary upon the nature of the event.

     Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You can ask your financial intermediary for information about any payments it receives from CMD and its affiliates and any services it provides, as well as fees and/or commissions it charges. In addition, depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular Fund or share class over others. You should consult with your financial advisor and review carefully any disclosure by the financial intermediary as to compensation received by your financial advisor.

                                  CAPITAL STOCK

     DESCRIPTION OF THE TRUST'S SHARES

This SAI related to the offering of:

     - Liquidity Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves

     - Capital Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves

     - Institutional Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves

     - Adviser Class Shares of Columbia Government Plus Reserves and Columbia Prime Reserves

     -    Retail A Shares of Columbia Government Plus Reserves

     -    G-Trust Shares of Columbia Government Plus Reserves

     ABOUT THE TRUST'S CAPITAL STOCK

     The Trust's Amended and Restated Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses.

Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

     Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Fund's shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

     Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     Dividend Rights. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     Voting Rights. Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in the Fund's fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

     Liquidation Rights. In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

     Preemptive Rights. There are no preemptive rights associated with Fund shares.

     Conversion Rights. Shareholders have the right, which is subject to change by the Board, to convert or "exchange" shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Funds' prospectuses.

     Redemptions. Each Fund's dividend, distribution and redemption policies can be found in its prospectus under the headings "About your investment--Information for investors--Buying, selling and exchanging shares" and "About your investment--Information for investors--Distributions and taxes." However, the Board may suspend the right of shareholders to redeem shares when permitted or required to do so by law, or compel redemptions of shares in certain cases.

     Sinking Fund Provisions. The Trust has no sinking fund provisions.

     Calls or Assessment. All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

     PURCHASE, REDEMPTION AND EXCHANGE

     An investor may purchase, redeem and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds' prospectuses. The following information supplements that which can be found in the Funds' prospectuses.

     Purchases and Redemptions

     The Funds have authorized one or more broker-dealers to accept purchase and redemption orders on the Funds' behalf. These broker-dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker-dealer, or, if applicable, a broker-dealer's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker-dealer or the broker's authorized designee.

     The Trust may redeem shares involuntarily in order to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related prospectuses from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the Trust's responsibilities under the 1940 Act.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

     The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

     Anti-Money Laundering Compliance.

     The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

     OFFERING PRICE

     Money Market Funds

     The Money Market Funds use the amortized cost method of valuation to value their shares in such Funds. Pursuant to this method, a security is valued at its cost initially and thereafter a constant amortization to maturity of any discount or premium is assumed, regardless of the impact of fluctuating interest rates on the market value of the security. Where it is not appropriate to value a security by the amortized cost method, the security will be valued either by market quotations or by procedures adopted by the Board. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security.

     - The net asset value per share of the Money Market Funds will be determined at the times described in the Funds' prospectuses.

     Each of the Money Market Funds invests only in high-quality instruments and maintains a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per share, provided that a Fund will neither purchase any security deemed to have a remaining maturity of more than 397 days within the meaning of the 1940 Act nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Board has established procedures reasonably designed, taking into account current market conditions and each Money Market Fund's investment objective, to stabilize the net asset value per share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Board at such intervals as it deems appropriate to determine the extent, if any, to which the net asset value per share of each Money Market Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds one-half of one percent, a Board will promptly consider what action, if any, should be initiated. If the Board believes that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, it has agreed to take such steps as it considers appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity; shortening the average portfolio maturity; withholding or reducing dividends; redeeming shares in kind; reducing the number of a Fund's outstanding shares without monetary consideration; or utilizing a net asset value per share determined by using available market quotations.

                          INFORMATION CONCERNING TAXES


     The following information supplements and should be read in conjunction with the section in each prospectus entitled "Taxes." The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.


     A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.


     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local or foreign laws, and the effect of possible changes in applicable tax laws to their investment in a Fund.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY


     It is intended that each Fund will qualify as a "regulated investment company" under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each regulated investment company is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.


     In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined in the Code. Future Treasury Regulations may (possibly retroactively) exclude from qualifying income foreign currency gains that are not directly related to a Fund's principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or the securities of two or more issuers the Fund controls and which are engaged in the same, similar or related trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.



     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. Although, in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.



     If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund's current and accumulated earnings and profits (including any distributions of net tax-exempt income and its net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.


     EXCISE TAX


     A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its capital gain net income (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and capital gain net income from previous years that were not distributed during such years. Each Fund intends to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimus by a Fund).


     CAPITAL LOSS CARRY-FORWARDS

     A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. As a money market fund, each Fund does not expect to have material capital loss carry-forwards, but no assurance can be given to this effect.

     If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

     EQUALIZATION ACCOUNTING

     Each Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

     TAXATION OF FUND INVESTMENTS

     In general, realized gains or losses on the sale of portfolio securities, will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.


     If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.


     If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the "60%/40%" rule and may require the Fund to defer the recognition of losses on certain future contracts, foreign currency contracts, and non-equity options.

     Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund's net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.


     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" and at least one of the futures or option contracts comprising a part of such straddles is governed by Section 1256 of the Code, described above, then such straddles should be characterized as "mixed straddles." A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.



     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.



         The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code's constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.



         "Passive foreign investment companies" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of such equity in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.



         A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.



     Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the

 IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.


     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

     TAXATION OF DISTRIBUTIONS


     All distributions paid out of a Fund's current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund's current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.



     Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.


     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in GNMA ("Ginnie Mae") or FNMA ("Fannie Mae") securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     SALES AND EXCHANGES OF FUND SHARES


     In general, as long as a Money Market Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange and short-term otherwise.



     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under "wash sale" rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan. If such loss is incurred from the redemption of shares pursuant to a periodic redemption plan, then Treasury Regulations may permit an exception to this six-month rule. No such regulations have been issued as of the date of this SAI.


     FOREIGN TAXES


     Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. It is not expected that any of the Funds will qualify for this election.


     FEDERAL INCOME TAX RATES

     As of the printing of this SAI, the maximum, stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.


     Reductions in individual federal income tax enacted in 2003 on "qualified investment income" generally will not apply to Fund distributions.



     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, to reduce or eliminate the benefit of lower marginal income tax rates. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of federal income tax laws.

     BACKUP WITHHOLDING


     The Funds may be required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct "taxpayer identification number" ("TIN"); if (when required to do so) the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.


     TAX-DEFERRED PLANS

     The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

     FOREIGN SHAREHOLDERS


     With respect to taxable years beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as "interest-related distributions" generally will be exempt form federal income tax withholding, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). Interest related distributions are generally attributable to the Fund's net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder"). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such not later than 60 days after the close of the Fund's taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.



     As a money market fund, each Fund does not expect to realize substantial capital gain, but no assurance can be given to this effect. If a Fund realizes any short-term capital gain, complex rules would apply to the qualification of Fund distributions of short-term capital gain to foreign shareholders; therefore foreign shareholders are urged to consult their own tax advisors and financial planners with respect to the particular tax consequences to them of an investment in a Fund.


     Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.




     Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

                      UNDERWRITER COMPENSATION AND PAYMENTS

     CMD is the principal underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, Massachusetts 02111-2621.

     Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

     The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by CMA or CMD on 60 days' written notice.

     During the fiscal period ended August 31, 2006, the Distributor received $0 in underwriting commissions from the Funds.

     The following table shows all commissions and other compensation received by CMD for each Fund's fiscal period ended August 31, 2006.

                                         NET
                                     UNDERWRITING   COMPENSATION ON
                                    DISCOUNTS AND   REDEMPTIONS AND    BROKERAGE        OTHER
FUND                                 COMMISSIONS      REPURCHASES     COMMISSIONS   COMPENSATION
----                                -------------   ---------------   -----------   ------------
Columbia Government Plus Reserves         $0               $0              $0            $0
Columbia Prime Reserves                   $0               $0              $0            $0

     ADVERTISING FUND PERFORMANCE

     Performance information for the Funds may be obtained by calling (800) 345-6611 if you are an individual investor or (800) 353-0828 if you are an institutional investor, or by visiting www.columbiafunds.com. From time to time, the performance of a Fund's shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     Standardized performance for the Funds, i.e., that required in both form and content by Form N-1A, is either shown below or incorporated by reference from the Funds' Annual Reports, and may be advertised by the Funds. The main purpose of standardized performance is to allow an investor to review the performance of a Fund's class of shares and compare such performance with that of investment alternatives, including other mutual funds.

     Non-standardized performance also may be advertised by the Funds. One purpose of providing non-standardized performance to an investor is to give that investor a different performance perspective that may not be captured by standardized performance. The non-standardized performance of a Fund's class of shares, however, may not be directly comparable to the performance of investment alternatives because of differences in specific variables (such as the length of time over which performance is shown and the exclusion of certain charges or expenses) and methods used to value portfolio securities, compute expenses and calculate performance. Non-standardized performance may include, but is not limited to, performance for non-standardized periods, including year-to-date and other periods less than a year, performance not reflecting the deduction of certain charges, fees and/or expenses, and performance reflecting the deduction of applicable state or federal taxes, or so-called "after-tax performance" After-tax returns are generally calculated using the same methodology as that used in calculating total return, except that such after-tax returns reflect the deduction of taxes according to applicable federal income and capital gain tax rates attributable to dividends, distributions and an investor's redemptions. Of course, after-tax returns for individual investors will vary as the tax rates applicable to such investors vary. In addition, the Funds may also advertise their tax efficiency ratios and compare those ratios with other mutual funds. A tax efficiency ratio is intended to let an investor know how tax efficient a Fund has been over a period of time, and is typically related to its portfolio turnover rate. That is, an investor could expect that the higher a Fund's portfolio turnover rate, the greater the percentage of gains realized and the lower the level of tax efficiency over a given period of time.

     In general, comparisons to other mutual funds or investment alternatives may be useful to investors who wish to compare past performance of the Funds or a class with that of competitors. Of course, past performance is not a guarantee of future results.

     Each Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals, industry sources and other periodicals in its advertising and sales literature. In addition, the Funds also may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Fund may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Fund. The "yield" and "effective yield" of each class of shares of a Money Market Fund may be compared to the respective averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by leading banks and thrift institutions in the top five metropolitan statistical areas.

     The Funds also may use the following information in advertisements and other types of literature: (i) the Consumer Price Index may be used, for example, to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used, among other things, to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return, among other things, on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector. In addition, the performance of a Fund's class of shares may be compared to the S&P 500, the Dow Jones Industrial Average, a recognized index of common stocks of 30 industrial companies listed on the NYSE, the Europe, Far East and Australia Index, a recognized index of international stocks, or any similar recognized index. The performance of a Fund's class of shares also may be compared to a customized composite index.

     In addition, the Funds also may use, in advertisements and other types of literature, information and statements: (1) showing that although bank savings accounts may offer a guaranteed return of principal and a fixed rate of interest, they offer no opportunity for capital growth; and (2) describing Bank of America, and its affiliates and predecessors, as one of the first investment managers to use asset allocation and index strategies in managing and advising accounts. The Funds also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Funds also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to buy, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Funds may compare a Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     The Funds also may disclose in sales literature the distribution rate on the shares of a Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent net asset value or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

     In addition, certain potential benefits of investing in global securities markets may be discussed in promotional materials. Such benefits include, but are not limited to: a) the expanded opportunities for investment in securities markets outside the U.S.; b) the growth of securities markets outside the U.S. vis-a-vis U.S. markets; c) the relative return associated with foreign securities markets vis-a-vis U.S. markets; and d) a reduced risk of portfolio volatility resulting from a diversified securities portfolio consisting of both U.S. and foreign securities.

     Ibbotson Associates of Chicago, Illinois, and other companies provide historical returns of the capital markets in the United States. The Funds may compare the performance of their share classes or series to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries.

     YIELD CALCULATIONS

     MONEY MARKET FUNDS

     The "yield" and "effective yield" of shares of the Money Market Funds are computed separately as described below according to formulas prescribed by the SEC. The standardized seven-day yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account in the particular Fund involved having a balance of one share of the class or series involved at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The net change in the value of an account in each Fund includes the value of additional shares purchased with distributions from the original share, and distributions declared on both the original share and any such additional shares; and all fees, other than nonrecurring account or sales charges, that are charged to shareholder accounts in proportion to the length of the base period and the Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are realized gains and losses from the sale of securities and unrealized appreciation and depreciation. The effective annualized yield for a class or series of shares in a Fund is computed by compounding the unannualized base period return (calculated as above) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     In addition, the "tax-equivalent yield" of the shares of the Money Market Funds is computed by: (a) dividing the portion of the yield that is exempt from federal income tax by one minus a stated federal income tax rate; and (b) adding the figure resulting from (a) above to that portion, if any, of the yield that is not exempt from federal income tax.

     TOTAL RETURN CALCULATIONS

     Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Non-Money Market Fund. The Non-Money Market Funds' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1 + T)(n) = ERV

Where:   P   = a hypothetical initial payment of $1,000

         T   = average annual total return

         n   = number of years

         ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at
             the beginning of such period.

     This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and
(b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts. All performance calculations for the period ended March 31, 1999, reflect the deduction of sales charges, if any, that would have been deducted from a sale of shares.

     CUMULATIVE RETURN

     Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

               CTR = (ERV-P) 100
                P    -------

Where: CTR = Cumulative total return

       ERV = ending redeemable value at the end of the period of a hypothetical
             $1,000 payment made at the beginning of such period

         P = initial payment of $1,000.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

     Average annual return for the Funds has been incorporated by reference from the Funds' Annual Reports, and may be advertised by the Funds.

     AFTER-TAX RETURN CALCULATIONS

     As and to the extent required by the SEC, the Fund's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions and redemption of Fund shares ("ATVDR"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n=ATVDR.

     After tax returns for the Funds have been incorporated by reference from the Funds' prospectuses, and may be advertised by the Funds.

                  APPENDIX A -- DESCRIPTION OF SECURITY RATINGS

     The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment-grade securities.

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

          BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four denote investment-grade securities.

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

          B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment-grade:

          AAA - Bonds considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA - Bonds considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

          A - Bonds considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          BBB - Bonds considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.

     To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

     The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 - Indicates satisfactory capacity to pay principal and interest.

                             APPENDIX B -- GLOSSARY

Term Used in SAI                             Definition
----------------                             ----------
1933 Act..................................   Securities Act of 1933, as amended
1934 Act..................................   Securities Exchange Act of 1934, as amended
1940 Act..................................   Investment Company Act of 1940, as amended
Administrator.............................   CMA
Adviser...................................   CMA
Advisory Agreement........................   The Investment Advisory Agreement for the Funds
AMEX......................................   American Stock Exchange
BAFT......................................   Banc of America Funds Trust, a registered investment
                                             company in the Columbia Funds Family
Bank of America...........................   Bank of America, N.A.
BFDS/DST..................................   Boston Financial Data Services, Inc./DST Systems, Inc.
Board.....................................   The Trust's Board of Trustees
CFMIT.....................................   Columbia Funds Master Investment Trust, a registered
                                             investment company in the Columbia Funds Family
CFTC......................................   Commodity Futures Trading Commission
CFVIT I...................................   Columbia Funds Variable Insurance Trust I, a registered
                                             investment company in the Columbia Funds Family
CMA.......................................   Columbia Management Advisors, LLC
CMD.......................................   Columbia Management Distributors, Inc.
CMOs......................................   Collateralized mortgage obligations
CMS.......................................   Columbia Management Services, Inc.
Code......................................   Internal Revenue Code of 1986, as amended
Code(s) of Ethics.........................   The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act
Columbia Funds or Columbia Funds Family...   The fund complex that is comprised of the series advised by CMA and principally underwritten by CMD
Companies.................................   Two or more of BAFT, CFMIT, CFVIT I, or the Trust, as the context may require
Company...................................   Any one of BAFT, CFMIT, CFVIT I, or the Trust, as the context may require
Custodian.................................   State Street
Custodian Agreement.......................   The master custodian agreement between the Trust, CFMIT and
                                             CFVIT I on behalf of their respective series, and State Street and CMD
Distribution Plan.........................   The plan adopted by the Board pursuant to Rule 12b-1 under the
                                             1940 Act for the distribution of the Funds' shares
Distributor...............................   CMD
FDIC......................................   Federal Deposit Insurance Corporation
FHLMC.....................................   Federal Home Loan Mortgage Corporation
FNMA......................................   Federal National Mortgage Association
Fund......................................   One of the open-end management investment companies (listed on the front cover of this SAI) that is a series of the Trust
Funds.....................................   The two open-end management investment companies (listed on the front cover of this SAI) that are series of the Trust
GNMA......................................   Government National Mortgage Association
Investment Advisory Agreement.............   The investment advisory agreement with between the Trust, on behalf of its Funds, and CMA
IRS.......................................   United States Internal Revenue Service
LIBOR.....................................   London Interbank Offered Rate
Money Market Fund(s)......................   One or more of those Funds shown on the front cover of the SAI, along with Columbia California Tax-Exempt Reserves, Columbia
                                             Cash Reserves, Columbia Connecticut Municipal Reserves, Columbia
                                             Government Reserves, Columbia Massachusetts

                                             Municipal Reserves, Columbia Money Market Reserves, Columbia
                                             Municipal Reserves, Columbia New York Tax-Exempt Reserves,
                                             Columbia Tax-Exempt Reserves and Columbia Treasury Reserves,
                                             other series of the Trust that are not the subject of this
                                             SAI
Moody's...................................   Moody's Investors Service, Inc.
NRSRO.....................................   Nationally recognized statistical ratings organization (such as
                                             Moody's or S&P)
NYSE......................................   New York Stock Exchange
REIT......................................   Real estate investment trust
S&P.......................................   Standard & Poor's Corporation
SAI.......................................   This Statement of Additional Information
SEC.......................................   United States Securities and Exchange Commission
Selling Agent.............................   Banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor
Servicing Agent...........................   Banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the
                                             Distributor
Shareholder Servicing Plan................   The shareholder servicing plan adopted by the Board on behalf of the Funds
SMBS......................................   Stripped mortgage-backed securities
State Street..............................   State Street Bank and Trust Company
Transfer Agent............................   CMS
Transfer Agency Agreement.................   The transfer agency agreement between the Trust, on behalf of its respective Funds, and CMS
The Trust.................................   Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates
Trustee(s) ...............................   One or more Trustees of the Trust

                           COLUMBIA FUNDS SERIES TRUST

                              ONE FINANCIAL CENTER
                           BOSTON, MASSACHUSETTS 02111
                                 1-800-345-6611

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

EXHIBIT LETTER                             DESCRIPTION
--------------                             -----------
(a)              Articles of Incorporation:

(a)(1) Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10,
                 2000.

(a)(2)           Certificate of Amendment of Certificate of Trust dated
                 September 26, 2005, incorporated by reference to Post-Effective
                 Amendment No. 41, filed November 21, 2005.

(a)(3)           Amended and Restated Declaration of Trust dated September 26,
                 2005, incorporated by reference to Post-Effective Amendment No.
                 41, filed November 21, 2005.

(b)              Bylaws:

                 Not Applicable.

(c)              Instruments Defining Rights of Securities Holders:

                 Not Applicable.

(d)              Investment Advisory Contracts:

(d)(1)           Investment Advisory Agreement between Columbia Management
                 Advisors, LLC ("CMA") and Columbia Funds Series Trust (the
                 "Registrant") dated September 30, 2005, Schedule I current as of September 30, 2006, filed herewith.

EXHIBIT LETTER                             DESCRIPTION
--------------                             -----------
(d)(2)           CMA Assumption Agreement on behalf of the LifeGoal Portfolios dated September 30, 2005, incorporated by reference to
                 Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(3) Investment Advisory Agreement between CMA and the Registrant on behalf of the Fixed Income Sector Portfolios dated September
                 30, 2005, Schedule I current as of October 1, 2006, filed herewith.

(d)(4)           CMA Assumption Agreement on behalf of the Fixed Income Sector
                 Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(5) Investment Advisory Agreement between CMA and the Registrant on behalf of Columbia Multi-Advisor International Equity Fund dated September 30, 2006, filed herewith.

(d)(6)           Investment Sub-Advisory Agreement among CMA, Brandes Investment
                 Partners, L.P. ("Brandes") and the Registrant dated September
                 30, 2005, Schedule I current as of October 1, 2006, filed herewith.

(d)(7)           Investment Sub-Advisory Agreement among CMA, Marsico Capital
                 Management, LLC ("Marsico Capital") and the Registrant dated
                 September 30, 2005, Schedule I current as of October 1, 2006, filed herewith.

(d)(8)           Investment Sub-Advisory Agreement among CMA, Causeway Capital
                 Management LLC ("Causeway") and the Registrant on behalf of Columbia Multi-Advisor International Equity Fund dated
                 September 30, 2006, filed herewith.

(e)              Underwriting Contract:

(e)(1)           Distribution Agreement with Columbia Management Distributors,
                 Inc. ("CMD") dated September 26, 2005, Schedules I and II current as of September 26, 2006, filed herewith.

(f)              Bonus or Profit Sharing Contracts:

(f)(1) Deferred Compensation Plan adopted December 9, 1999, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.


EXHIBIT LETTER                             DESCRIPTION
--------------                             -----------
(g)              Custodian Agreements:

(g)(1)           Master Custodian Agreement between the Registrant and State
                 Street Bank and Trust Company ("State Street") dated June 13,
                 2005, Appendix A last amended September 26, 2006, filed herewith.

(g)(2)           Amendment No. 1 to the Master Custodian Agreement between the
                 Registrant and State Street, dated June 1, 2006, incorporated by reference to Post-Effective Amendment 45, filed June 14,
                 2006.

(h)              Other Material Contracts:

(h)(1)           Administration Agreement between the Registrant and CMA, dated
                 December 1, 2005, Schedules A and B current as of September 30,
                 2006, filed herewith.

(h)(2)           Pricing and Bookkeeping Agreement between the Registrant and
                 CMA, dated December 1, 2005, Schedule A current as of September
                 30, 2006, filed herewith.

(h)(3) Shareholder Servicing Plan relating to all share classes of the Registrant, Exhibit I current as of September 30, 2006, filed herewith.

(h)(4)           Shareholder Administration Plan relating to Class A Shares,
                 Exhibit I current as of September 30, 2006, filed herewith.

(h)(5)           Shareholder Administration Plan relating to Class B and Class C
                 Shares, Exhibit I current as of September 30, 2006, filed herewith.

(h)(6)           Shareholder Administration Plan relating to Institutional Class
                 Shares, Exhibit I current as of September 30, 2006, filed herewith.

(h)(7)           Shareholder Administration Plan relating to Marsico Shares,
                 Exhibit I current as of September 30, 2006, filed herewith.

(h)(8)           Shareholder Administration Plan relating to Trust Class Shares,
                 Exhibit I current as of September 30, 2006, filed herewith.

(h)(9)           Transfer, Dividend Disbursing and Shareholders' Servicing Agent
                 Agreement between Columbia Funds Services, Inc. ("CFS"), CMA and the Registrant dated September 30, 2005, Appendix I current as of September 30, 2006, filed herewith.

EXHIBIT LETTER                             DESCRIPTION
--------------                             -----------
(h)(10)          Cross Indemnification Agreement between Columbia Funds Master
                 Investment Trust (the "Master Trust") and the Registrant dated
                 September 26, 2005, incorporated by reference to Post-Effective
                 Amendment 45, filed June 14, 2006.

(h)(11)          Form of Mutual Fund Fee and Expense Agreement among the
                 Registrant, the Master Trust, Columbia Funds Variable Insurance
                 Trust I (the "Variable Trust"), Banc of America Funds Trust,
                 CMA and CMD dated October 18, 2006, filed herewith.

(i)              Legal Opinion

(i)(1)           Opinion of Morrison & Foerster LLP, filed herewith.

(j)              Other Opinions

(j)(1)           Opinion of PricewaterhouseCoopers LLP, filed herewith.

(k)              Omitted Financial Statements

                 Not Applicable.

(l)              Initial Capital Agreements:

(l)(1)           Investor Letter, incorporated by reference to Post-Effective
                 Amendment No. 1, filed February 10, 2000.

(m)              Rule 12b-1 Plans:

(m)(1)           Shareholder Servicing and Distribution Plan relating to Class A
                 Shares, Exhibit I current as of September 30, 2006, filed herewith.

(m)(2) Distribution Plan relating to all share classes of the Registrant, Exhibits I and II current as of September 30, 2006, filed herewith.

(n)              Financial Data Schedule:

                 Not Applicable.

(o)              Rule 18f-3 Plan:

(o)(1)           Rule 18f-3 Multi-Class Plan, incorporated by reference to
                 Post-Effective Amendment No. 45, filed June 14, 2006.

EXHIBIT LETTER                             DESCRIPTION
--------------                             -----------
(p)              Codes of Ethics:

(p)(1) Columbia Funds Family Code of Ethics, incorporated by reference to Post-Effective Amendment 45, filed June 14, 2006.

(p)(2)           Columbia Management Group Code of Ethics, effective July 1,
                 2006, incorporated by reference to Post-Effective Amendment No.
                 46, filed July 28, 2006.

(p)(3) Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

(p)(4) Marsico Capital Code of Ethics, incorporated by reference to Post-Effective Amendment No. 46, filed July 28, 2006.

(p)(5)           Causeway Code of Ethics, filed herewith.

(q)(1)           Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau,
                 Jr., William A. Hawkins, R. Glenn Hilliard, and William P.
                 Carmichael, incorporated by reference to Post-Effective
                 Amendment 45, filed June 14, 2006.

(q)(3) Power of Attorney for Keith Banks, incorporated by reference to Post-Effective Amendment No. 34, filed June 29, 2004.


ITEM 24. PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

     No person is controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     Article VII of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:

          1.   Administration Agreement with CMA;

          2.   Distribution Agreement with CMD;

          3.   Custody Agreement with State Street; and

          4.   Transfer Agency and Services Agreement with CFS and CMA.

     The Registrant has entered into a Cross Indemnification Agreement with the Master Trust dated September 26, 2005. The Master Trust will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities to which the Trust may become subject under the Act, the 1940 Act, or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the Securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust for use in the Offering Documents.

     The Trust will indemnify and hold harmless the Master Trust against any losses, claims, damages or liabilities to which the Master Trust may become subject under the Act, the 1940 Act, or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in the Offering Documents or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust expressly for use therein; and will reimburse the Master Trust for any legal or other expenses reasonably incurred by the Master Trust in connection with investigating or defending any such action or claim; provided, however, that the Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust for use in the Offering Documents.

     Promptly after receipt by an indemnified party under subsection (a) or (b) above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against an indemnifying party or parties under such subsection, notify the indemnifying party or parties in writing of the commencement thereof; but the omission to so notify the indemnifying party or parties shall not relieve it or them from any liability which it or they may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party or parties of the commencement thereof, the indemnifying party or parties shall be entitled to participate therein and, to the extent that either indemnifying party or both shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party or parties to such indemnified part of its or their election so to assume the defense thereof, the indemnifying party or parties shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

     The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     To the knowledge of the Registrant, none of the directors or officers of CMA, the adviser to the Registrant's portfolios, or Brandes, Marsico Capital or Causeway, the investment sub-advisers to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of CMA or Marsico Capital, or other subsidiaries of Bank of America Corporation.

     (a) CMA performs investment advisory services for the Registrant and certain other customers. CMA is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by CMA (formerly, Banc of America Capital Management, LLC ("BACAP")) with the SEC pursuant to the Advisers Act (file no. 801-50372).

     (b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986).

     (c) Marsico Capital performs investment sub-advisory services for the Registrant and certain other customers. Marsico Capital is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Marsico Capital with the SEC pursuant to the Advisers Act (file no. 801-54914).

     (d) Causeway performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Causeway with the SEC pursuant to the Advisers Act (file no. 801-60343).

ITEM 27. PRINCIPAL UNDERWRITERS


     (a) CMD, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for the Variable Trust and Banc of America Funds Trust and as placement agent for the Master Trust, all of which are registered open-end management investment companies. CMD is also the Registrant's principal underwriter. CMD acts in such capacity for each series of Columbia Funds Series Trust I, Columbia Funds Variable Insurance Trust, Columbia Acorn Trust and Wanger Acorn Trust.


     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Post-Effective Amendment No. 1, filing June 7, 2006 filed by Banc of America Funds Trust with the SEC pursuant to the 1940 Act (file no. 811-21862).

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     (1) CMA, One Financial Center, Boston, MA 02111 (records relating to its function as investment sub-adviser).

     (2) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

     (3) Marsico Capital, 1200 17th Street, Suite 1600, Denver, CO 80202 (records relating to its function as investment sub-adviser).

     (4)  Causeway, 1111 Santa Monica Boulevard, Suite 1150, Los Angeles, CA
          90025.

     (5) Columbia Management Services (formerly known as CFS), P.O. Box 8081, Boston, MA 02266-8081 (records relating to its function as transfer agent).

     (6) CMD, One Financial Center, Boston, MA 02110 (records relating to its function as distributor).

     (7) State Street, Two Avenue de Lafayette, LCC/4S, Boston, MA 0211 (records relating to its function as custodian).

ITEM 29. MANAGEMENT SERVICES

     Not Applicable.

ITEM 30. UNDERTAKINGS

     Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, State of Massachusetts on the 28th day of February, 2007.

                                    COLUMBIA FUNDS SERIES TRUST

                                    By:   /s/ Christopher L. Wilson
                                         -------------------------------------
                                         Christopher L. Wilson
                                         President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


          SIGNATURES                                    TITLE                                 DATE
          ----------                                    -----                                 ----
/s/ Christopher L. Wilson                           President and                      February 28, 2007
-----------------------------                  Chief Executive Officer
(Christopher L. Wilson)                        (Principal Executive Officer)

/s/ J. Kevin Connaughton                  Senior Vice President, Treasurer             February 28, 2007
-----------------------------                and Chief Financial Officer
(J. Kevin Connaughton)                       (Principal Financial Officer)

/s/ Michael G. Clarke                           Assistant Treasurer                    February 28, 2007
-----------------------------               and Chief Accounting Officer
(Michael G. Clarke)                         (Principal Accounting Officer)


              *                                        Trustee                         February 28, 2007
-----------------------------
(William P. Carmichael)


              *                                        Trustee                         February 28, 2007
-----------------------------
(Edward J. Boudreau, Jr.)

              *                                        Trustee                         February 28, 2007
-----------------------------
(William A. Hawkins)

              *                                        Trustee                         February 28, 2007
-----------------------------
(R. Glenn Hilliard)

              *                                        Trustee                         February 28, 2007
-----------------------------
(Minor Mickel Shaw)


* /s/ James R. Bordewick, Jr.
-----------------------------
James R. Bordewick, Jr.
Attorney-in-Fact for each Trustee*


** Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated May 16, 2006 incorporated herein by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on June 14, 2006.